The
Benchmark Funds

Money
Market
Portfolios



                                                             Semi-Annual Report
                                                                   May 31, 1997

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
INVESTMENT OUTLOOK

WHAT HAS CHANGED

Financial markets moved higher during the period as the flow of economic data remained market friendly. Weaker-than-expected retail sales and still-benign inflation reports convinced investors that growth was slowing materially and that price pressures did not warrant a tightening of Federal Reserve policy. Bonds rallied on the good news and drew further support from the Treasury's reduced financing calendar. Stocks also did well, moving further into record territory amid increased volatility. Overseas, the financial outlook for Europe remained ambiguous as European Monetary Union participants signed the stability pact without reconciling France's desire to loosen the fiscal discipline demanded by the Treaty.

ECONOMY: MODERATE GROWTH TO CONTINUE IN 1997
The pace of economic activity slowed significantly in the second quarter. Just as first quarter final demand was artificially boosted by unseasonably good weather, second quarter final demand has been artificially dampened by unseasonably bad weather. But the underlying fundamentals for domestic demand, plentiful employment opportunities, rising labor compensation, and increasing household wealth remain favorable, suggesting that demand growth will pick up in the second half of the year. Despite the softening in domestic demand, foreign demand has been strong. The demand for U.S. exports has been especially robust in Canada, Mexico, the United Kingdom, and Latin America. After their surge in the first quarter, inventories continued to rise early in the second three-month period of the year. Nevertheless, these inventories do not yet appear to be increasing involuntarily as they continue to remain low relative to sales. The labor markets remain tight as evidenced by an unemployment rate below 5%. There continue to be anecdotal reports of increased difficulties of finding qualified job applicants at current wage rates. So far, the relative scarcity of labor has not translated into appreciably higher core inflation. In recent months, however, there have been indications of a marginal acceleration in the prices of consumer services. It is in the service sector where the most vulnerability to higher inflation lies. This sector's prices are less affected by the behavior of foreign exchange rates because services are not traded internationally to the extent that goods are. Because the service sector is more labor intensive than the goods sector, tight labor market conditions could more quickly result in higher prices for services. Despite signs of a slow drift up in service sector inflation, consumer goods inflation shows no similar upward drift. Falling energy prices have kept overall inflation well in check.
  As long as the economy continues to grow near its potential, which is our forecast, risks will remain on the side of a drift up in inflation. As a result, the Federal Reserve will have a bias de facto if not de jure toward tightening policy. To some degree, the Federal Reserve's latitude to act preemptively against inflation may have been restricted by its past success in holding down inflation. There is an evolving view that we are now in an economic environment incapable of generating higher inflation. This belief is especially popular in Congress currently, which opens up the Federal Reserve to severe bipartisan criticism whenever it tightens. Also, with more people coming off the welfare rolls because of system reforms, the Federal Reserve is under political pressure to allow the economy to continue to grow relatively rapidly in order to create employment opportunities for former welfare recipients. But even if these pressures were to keep the Federal Reserve from tightening as soon as it might otherwise do, the lack of inflation psychology in the economy, the lack of big new government spending programs, continued low inflation in the Group of Seven industrial nations, and a continued large volume of goods being exported from China and former Iron Curtain countries should still enable the Federal Reserve to remain in a fine-tuning tightening mode rather than having to engage in tightening of a major countercyclical nature.

THE BOND MARKET IS ATTRACTIVE
Rates fell moderately and the yield curve flattened during the period on evidence of decelerating economic activity and still-benign inflation. Reduced Treasury issuance, reflecting lowered funding needs due to the shrinking federal deficit, helped to fuel the rally. By quarter's end, the market had removed expectations of a rate hike at July's meeting of the Federal Open Market Committee

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company, or its affiliates, and are not Federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. The Benchmark Money Market Portfolios seek to maintain a net asset value of $1.00 per unit, but there can be no assurance that they will be able to do so on a continuous basis.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
INVESTMENT OUTLOOK--CONTINUED
but continued to reflect one modest increase prior to year's end. The yield on the 10-year Treasury closed near its low for the quarter and 48 basis points below its mid-April highs.
  We continue to view the bond market as attractive and believe that today's generous real yields provide adequate compensation for the risk that rates may move temporarily higher due to cyclical pressures beyond those already factored into the market. On a secular basis, we believe that the growth and inflation assumptions underpinning the balanced budget agreement will require that our elected representatives adhere to policies supportive of low inflationary growth. Additionally, the implicit benchmarking provided by the budget agreement heightens our longer-term confidence that U.S. fiscal policy will stay on track. In the shorter term, surging tax receipts spawned by the vibrant U.S. economy and ongoing efforts to downsize government spending have created a very favorable supply/demand situation in the Treasury market. Although the deficit has declined from $255 billion in fiscal 1993 to near $70 billion in fiscal 1997, net interest payments on outstanding government debt have risen from $200 billion to $250 billion. On a purely technical basis, the pool of interest payment cash flows increasingly outstripping the supply of new government bonds supports higher Treasury prices. In addition, sharp reductions in the supply of Treasuries should lessen recurring concerns about potential selling by foreign central banks and/or hedge funds. Importantly, we believe that the sound fiscal policies manifested in these favorable technical trends should, over time, help reduce the risk premium priced into today's bond yields.
  In contrast, the fiscal outlook for Europe remains ambiguous, notwithstanding France's recent decision to sign off on the European Monetary Union stability pact. Growing uncertainties regarding the viability of European Monetary Union and the timing of fundamental structural reform in Europe appear to be making U.S. financial markets look relatively attractive. U.S. debt securities have benefited versus German debt instruments as the yield spread on 10-year U.S. versus German bonds has contracted nearly 35 basis points in the past six weeks. Risks to European investments are unlikely to dissipate in the near future and favor a further reduction in the U.S. market's risk premium.
  Our characterization of the U.S. bond market remains modestly positive. Real yields remain attractive, and we expect the balanced budget agreement to promote bond-friendly policies in the years to come. In addition, the combination of sound fiscal policies and reduced Treasury issuance should help to lower the risk premium incorporated in today's yield structure. We recommend positioning bond portfolios neutral to slightly long relative to their benchmarks.

July 8, 1997

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)
INVESTMENT ABBREVIATIONS AND NOTES:

ADP  --Automatic Data Processing
AMBAC--American Municipal Bond Assurance Corp.
AMT  --Alternative Minimum Tax
BAN  --Bond Anticipation Note
BTP  --Bankers Trust Partnership
Colld.
     --Collateralized
CP   --Commercial Paper
COP  --Certificate of Participation
FGIC --Financial Guaranty Insurance Corp.
FNMA --Federal National Mortgage Association
FRN  --Floating Rate Note
FSA  --Financial Security Assurance Corp.
GO   --General Obligation
Gtd. --Guaranteed
GNMA --Government National Mortgage Association
HDA  --Housing Development Authority
IDA  --Industrial Development Authority
IDR  --Industrial Development Revenue
LOC  --Letter of Credit
MBIA --Municipal Bond Insurance Association
ML SG
     --Merrill Lynch/Societe Generale
NA   --National Association
P-Floats
     --Puttable Floating Rate Security
PCR  --Pollution Control Revenue
PLC  --Public Limited Company
RAN  --Revenue Anticipation Note
Soc Gen
     --Societe Generale
TAN  --Tax Anticipation Note
TOB  --Tender Option Bond
TRAN --Tax and Revenue Anticipation Note
VRDN --Variable Rate Demand Note

 . The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 . Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

 . Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

 . Amortized cost also represents cost for federal income tax purposes.

 . Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

           Description
------------------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
------------------------------------------------------
                          DIVERSIFIED ASSETS PORTFOLIO
 BANK NOTES--2.3%
           Boatmen's National Bank of
           Kansas City FRN
 $50,000     5.830% 06/03/97   $   49,995
           Boatmen's National
           Bank of St. Louis
           FRN
  20,000     5.830  06/03/97       20,000
           Key Bank
   5,000     5.854  11/07/97        4,874
   6,000     5.779  11/21/97        5,838
           Mellon Bank, New
           York
   3,000     5.796  11/10/97        2,924
------------------------------------------------------
 TOTAL BANK NOTES              $   83,631
------------------------------------------------------
 CERTIFICATES OF DEPOSIT--15.1%
 DOMESTIC DEPOSITORY INSTITUTIONS--2.8%
           Crestar Bank
 $25,000     5.730% 08/08/97   $   25,000
           First Alabama Bank
  15,000     5.480  07/08/97       15,000
           First Tennessee
           Bank
  38,000     5.420  06/05/97       38,000
  20,000     5.625  06/27/97       20,000
                               ----------
                                   98,000
                               ----------
 FOREIGN DEPOSITORY INSTITUTIONS--12.4%
           Bank of Scotland,
           London
  90,000     5.420  06/05/97       90,000
           Bank of Tokyo-
           Mitsubishi, London
   7,000     5.660  06/16/97        7,000
  20,000     5.700  07/08/97       20,000
  20,000     5.800  07/21/97       20,000
   8,000     5.660  07/28/97        8,000
           Canadian Imperial
           Bank of Commerce,
           New York
  30,000     5.700  07/14/97       30,000
           Dai Ichi Kangyo
           Bank, New York
  19,000     5.700  08/28/97       19,001
           Landesbank Hessen-
           Thueringen
           Girozentrale
  20,000     5.620  09/11/97       20,024
           Norinchukin Bank,
           London
  40,000     5.700  06/13/97       40,000
           Sanwa Bank, New
           York
   9,000     5.700  06/05/97        9,000
  35,000     5.640  06/23/97       35,000
  15,000     5.860  08/01/97       15,001

           Description
-----------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------
           Societe Generale,
           New York
 $26,000     5.800% 10/06/97   $   26,023
  20,000     5.800  01/13/98       19,988
  14,000     5.870  03/03/98       13,996
           Sumitomo Bank
           Ltd., New York
  17,000     5.690  06/16/97       17,000
  26,000     5.720  07/07/97       26,000
  16,000     5.680  07/28/97       16,000
   9,000     5.720  07/28/97        9,000
                               ----------
                                  441,033
-----------------------------------------
 TOTAL CERTIFICATES OF DE-
  POSIT                        $  539,033
-----------------------------------------
 COMMERCIAL PAPER--41.4%
 ASSET-BACKED SECURITIES--7.3%
           Galicia Funding
           Corp. (Bayerische
           Vereinsbank LOC)
 $25,000     5.710% 08/28/97   $   24,656
           International
           Securitization
           Corp.
  18,000     5.732  07/18/97       17,867
           Kitty Hawk Funding
           Corp.
  13,224     5.722  07/15/97       13,133
           Lexington Parker
           Capital Company
           LLC
  18,000     5.656  06/03/97       17,994
  50,000     5.700  06/20/97       49,851
  25,000     5.772  08/07/97       24,735
           SALTS (II) Cayman
           Islands Corp.
  26,000     5.613  06/19/97       26,000
           SALTS (III) Cayman
           Islands Corp.
  58,000     5.788  07/23/97       58,000
           Variable Funding
           Capital
  29,000     5.611  06/10/97       28,959
                               ----------
                                  261,195
                               ----------
 BROKERAGE SERVICES--2.2%
           Morgan Stanley
           Group, Inc.
  64,000     5.659  07/11/97       63,602
  15,000     5.677  08/22/97       14,809
                               ----------
                                   78,411
                               ----------
 COMMUNICATIONS--1.5%
           GTE Financial
           Corp.
  44,000     5.618  06/20/97       43,870
           NYNEX Corp.
   8,000     5.629  06/17/97        7,980
                               ----------
                                   51,850
                               ----------
 DATA MANAGEMENT SERVICE--0.3%
           First Data Corp.
  10,000     5.732  07/15/97        9,931
                               ----------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

           Description
-----------------------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------------------------
                   DIVERSIFIED ASSETS PORTFOLIO--CONTINUED
DOMESTIC DEPOSITORY INSTITUTIONS--2.4%
          First Chicago
          Financial Corp.
$20,000     5.654% 07/28/97   $   19,823
          NationsBank Corp.
 65,000     5.675  07/18/97       64,524
                              ----------
                                  84,347
                              ----------
FOOD AND KINDRED PRODUCTS--1.6%
          Cofco Capital
          Corp. (Credit
          Suisse LOC)
 19,000     5.624  06/09/97       18,976
 40,000     5.779  09/10/97       39,364
                              ----------
                                  58,340
                              ----------
FOREIGN DEPOSITORY INSTITUTIONS--1.1%
          Indosuez North
          America, Inc.
 12,850     5.726  07/30/97       12,731
          Internationale
          Nederlanden
          Funding Corp.
 15,000     5.618  06/19/97       14,958
 13,000     5.709  08/25/97       12,827
                              ----------
                                  40,516
                              ----------
HEALTH SERVICES--1.9%
          Columbus
          Healthcare
 11,700     5.652  06/02/97       11,698
  8,000     5.792  07/07/97        7,954
 50,000     5.793  07/08/97       49,704
                              ----------
                                  69,356
                              ----------
HOLDING AND OTHER COMPANIES--1.9%
          Green Tree
          Financial Corp.
 38,825     5.719  06/10/97       38,770
 30,000     5.688  06/12/97       29,948
                              ----------
                                  68,718
                              ----------
INSURANCE CARRIERS--0.3%
          Aetna Service
          Company
 10,000     5.617  06/19/97        9,972
                              ----------
NONDEPOSITORY BUSINESS CREDIT INSTITU-
 TIONS--6.4%
          FBA Properties,
          Inc. (NationsBank
          Georgia LOC)
 11,400     5.620  06/11/97       11,382
          Finova Capital
           Corp.
 10,000     5.472  06/25/97        9,964
 55,000     5.741  07/14/97       54,628
 13,000     5.790  09/10/97       12,793
          Heller Financial
 34,000     5.661  06/17/97       33,916
          Sanwa Business
           Credit Corp.
 29,000     5.454  06/09/97       28,965
 20,000     5.705  07/07/97       19,887
 40,000     5.732  07/07/97       39,774
/TABLE>
TABLE>
CAPTION>
          Description
----------------------------------------
Principal          Maturity    Amortized
 Amount   Rate     Date             Cost
----------------------------------------
          Vehicle Services
          America Ltd.
          (NationsBank Texas
          LOC)
$16,300     5.622% 06/06/97   $   16,287
                              ----------
                                 227,596
                              ----------
PRINTING, PUBLISHING AND ALLIED INDUS-
 TRIES--2.1%
          Tribune Company
 51,000     5.700  08/25/97       50,323
 25,000     5.691  08/27/97       24,661
                              ----------
                                  74,984
                              ----------
TRANSPORTATION--12.4%
          BMW US Capital
           Corp.
 37,419     5.758  09/10/97       36,826
          Chrysler Financial
           Corp.
 35,000     5.867  06/10/97       34,949
 35,000     5.655  07/28/97       34,690
 25,000     5.653  07/29/97       24,774
 40,000     5.655  07/29/97       39,639
 40,000     5.655  07/30/97       39,633
          Ford Credit Canada
           Ltd.
 20,000     5.655  06/09/97       19,975
 24,000     5.655  06/10/97       23,966
 15,000     5.731  07/14/97       14,899
 10,000     5.731  07/15/97        9,931
 25,000     5.732  07/17/97       24,820
 20,000     5.731  07/21/97       19,843
 20,000     5.732  07/22/97       19,840
 20,000     5.732  07/23/97       19,837
          Ford Credit Europe
  6,000     5.731  07/28/97        5,946
          General Motors Ac-
           ceptance Corp.
 35,000     5.552  07/01/97       34,843
 10,000     5.781  07/29/97        9,908
  7,515     5.971  10/08/97        7,358
 20,000     5.978  10/15/97       19,560
                              ----------
                                 441,237
----------------------------------------
TOTAL COMMERCIAL PAPER        $1,476,453
----------------------------------------
CORPORATE NOTES--7.2%
          Associates
          Corporation NA
$50,000     5.610% 06/02/97   $   49,973
          FPL Capital Group
  5,400     6.500  07/01/97        5,404
          Fifth Third Bank,
          Cincinnati, Ohio
 32,000     5.410  06/10/97       32,000
          First Wachovia
          Bank, North
          Carolina
 30,000     6.100  04/06/98       29,977

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------
 Principal           Maturity    Amortized
  Amount   Rate      Date             Cost
------------------------------------------
           General Electric
           Engine Receivables
           1995-1 Trust FRN
 $18,374     5.690%  06/02/97   $   18,374
           General Electric
           Engine Receivables
           1996-1 Trust FRN
  34,731     5.756   06/02/97       34,732
           International
           Business Machines
           Credit Corp.
  10,000     5.450   11/10/97        9,992
           Key Bank NA
  25,000     6.190   04/03/98       24,988
           Key Bank NA FRN
  51,000     5.578   06/19/97       51,000
------------------------------------------
 TOTAL CORPORATE NOTES          $  256,440
------------------------------------------
 EURODOLLAR TIME DEPOSITS--
  19.8%
           AmSouth Bank, Grand
           Cayman
 $39,996     5.688%  06/02/97   $   39,996
           Banco Central
           Hispanoamericano,
           Grand Cayman
  50,000     5.688   06/02/97       50,000
           Bank of Montreal,
           Montreal, Canada
  89,185     5.688   06/02/97       89,185
           Banque Paribas,
           Grand Cayman
  70,000     5.750   06/02/97       70,000
           First National Bank
           of Boston, London
  65,000     5.594   06/02/97       65,000
           Firstar Bank,
           Milwaukee, Grand
           Cayman
  75,000     5.688   06/02/97       75,000
           ING Bank, London
  75,000     5.750   06/02/97       75,000
           Mercantile Bank of
           St. Louis, NA, Grand
           Cayman
  75,000     5.688   06/02/97       75,000
           Midland Bank PLC,
           Grand Cayman
  77,945     5.563   06/02/97       77,945
           NationsBank, N.A.,
           Grand Cayman
  90,000     5.625   06/02/97       90,000
------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSITS $  707,126
------------------------------------------
 GUARANTEED INVESTMENT
  CONTRACTS--3.5%
           General American
           Life Insurance Co.
           FRN
 $75,000     5.890%  06/23/97   $   75,000
           Integrity Life
           Insurance Co. FRN
  15,000     5.760   07/01/97       15,000
           Transamerica Life
           Insurance and
           Annuity Co. FRN
  35,000     5.688   06/02/97       35,000
------------------------------------------
 TOTAL GUARANTEED INVESTMENT
  CONTRACTS                     $  125,000
------------------------------------------

           Description
----------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
----------------------------------------------
 MUNICIPAL INVESTMENTS--5.3%
           County of Broward
           (Florida)
           Professional
           Sports Facilities
 $ 17,500    5.768% 06/02/97   $   17,500
           City of
           Minneapolis-St.
           Paul (Minnesota)
           Metro Airport GO
           Bond
   20,000    7.680  06/02/97       20,000
           City of Seattle
           (Washington) Ltd.
           GO Bond, Series: C
   46,525    5.650  06/04/97       46,525
           Health Insurance
           Plan of Greater
           New York
   13,500    5.600  06/04/97       13,500
           Hydro-Quebec Corp.
           Monthly Put TOB
           FRN
    9,000    5.538  06/02/97        9,000
           New Jersey
           Economic
           Development
           Authority
   25,000    5.688  06/03/97       25,000
           Oakland-Alameda
           County Coliseum
           Authority, 1995
           Series: B-2
   19,200    5.750  07/10/97       19,200
           Oakland-Alameda
           County Coliseum
           Authority, 1996
           Series: A-2
   10,000    5.750  07/10/97       10,000
           State of Texas-
           Veterans Land Bond
   14,255    5.788  06/02/97       14,255
           State of Virginia
           HDA Multi-Family
           Housing Bond
   12,745    5.788  06/02/97       12,745
----------------------------------------------
 TOTAL MUNICIPAL INVESTMENTS   $  187,725
----------------------------------------------
 U.S. GOVERNMENT
  OBLIGATIONS--1.2%
 U.S. TREASURY BILLS
 $ 30,000    5.600% 03/05/98   $   28,777
    5,000    5.692  03/05/98        4,793
   10,000    5.815  03/05/98        9,577
----------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS                  $   43,147
----------------------------------------------
 REPURCHASE AGREEMENTS--7.0%
 REPURCHASE AGREEMENT--5.6%
           SBC Capital
           Markets, Dated
           05/30/97,
           Repurchase Price
           $200,091
           (U.S. Government
           Securities Colld.)
 $200,000    5.470% 06/02/97   $  200,000
 JOINT REPURCHASE AGREEMENT--
  1.4%
           Merrill Lynch
           Government
           Securities, Inc.,
           Dated 08/12/96
           (U.S. Government
           Securities Colld.)
           Accrued Interest
           $137
   50,000    5.585  06/02/97       50,000
----------------------------------------------
 TOTAL REPURCHASE AGREEMENTS   $  250,000
----------------------------------------------
 TOTAL INVESTMENTS--102.8%     $3,668,555
----------------------------------------------
 Liabilities, less other
  assets--(2.8)%                 (101,188)
----------------------------------------------
 NET ASSETS--100.0%            $3,567,367
----------------------------------------------
----------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

           Description
--------------------------------------------------
 Principal   Interest    Maturity Amortized
  Amount       Rate        Date      Cost
--------------------------------------------------
                              GOVERNMENT PORTFOLIO
 U.S. GOVERNMENT AGENCIES--70.1%
 FEDERAL HOME LOAN BANK DISCOUNT NOTES--
  4.3%
 $12,340     5.407%      06/11/97 $   12,322
  16,070     5.556       06/13/97     16,041
   9,390     5.633       08/13/97      9,285
  10,000     5.297       08/26/97      9,877
                                  ----------
                                      47,525
                                  ----------
 FEDERAL HOME LOAN BANK MEDIUM TERM NOTE--
  1.4%
  15,915     5.800       08/12/97     15,917
                                  ----------
 FEDERAL HOME LOAN MORTGAGE COR-
  PORATION
 DISCOUNT NOTES--22.3%
  50,000     5.368       06/05/97     49,971
  10,000     5.348       06/06/97      9,993
  35,000     5.418       06/13/97     34,937
  13,000     5.608       07/03/97     12,936
  40,000     5.599       07/11/97     39,755
  20,800     5.582       07/23/97     20,634
  50,000     5.614       08/01/97     49,531
  30,863     5.620       08/05/97     30,554
                                  ----------
                                     248,311
                                  ----------
 FEDERAL NATIONAL MORTGAGE ASSO-
  CIATION
 DISCOUNT NOTES--21.9%
  30,000     5.353       06/05/97     29,982
  60,000     5.433       06/27/97     59,765
  20,000     5.614       07/02/97     19,905
  12,005     5.604       07/11/97     11,931
  40,000     5.413       07/30/97     39,654
   5,000     5.648       08/18/97      4,940
  25,000     5.288       08/26/97     24,692
  55,000     5.840       10/20/97     53,776
                                  ----------
                                     244,645
                                  ----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  FRN--1.8%
  20,000     5.527       02/13/98     19,992
                                  ----------
 FEDERAL NATIONAL MORTGAGE ASSO-
  CIATION
 MEDIUM TERM NOTES--5.4%
  20,000     5.860       07/03/97     20,004
  15,000     5.520       10/28/97     14,998
  25,000     5.890       05/21/98     24,979
                                  ----------
                                      59,981
                                  ----------
 OVERSEAS PRIVATE INVESTMENT
  CORP. FRN--4.1%
  45,800     5.480       06/04/97     45,800
                                  ----------
 STUDENT LOAN MARKETING ASSOCIATION DIS-
  COUNT NOTE--1.4%
  15,000     5.509       06/06/97     14,989
                                  ----------
 STUDENT LOAN MARKETING ASSOCIATION FRN--
  4.0%
  30,000     5.540       06/03/97     29,998
  15,000     5.500       06/03/97     14,997
                                  ----------
                                      44,995
                                  ----------

           Description
------------------------------------------
 Principal Interest Maturity    Amortized
  Amount     Rate   Date             Cost
------------------------------------------
 STUDENT LOAN MARKETING
  ASSOCIATION MEDIUM TERM
  NOTE--1.9%
 $ 21,710    5.965% 09/12/97   $   21,720
 TENNESSEE VALLEY AUTHORITY DISCOUNT
  NOTES--1.6%
   17,525    5.606  08/12/97       17,331
------------------------------------------
 TOTAL U.S. GOVERNMENT AGEN-
  CIES                         $  781,206
------------------------------------------
 U.S. GOVERNMENT
  OBLIGATIONS--3.9%
 U.S. TREASURY BILLS--3.0%
 $ 20,000    5.533% 02/05/98   $   19,275
   15,000    5.725  03/05/98       14,375
                               ----------
                                   33,650
                               ----------
 U.S. TREASURY NOTE--0.9%
   10,000    7.250  02/15/98       10,114
------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS                  $   43,764
------------------------------------------
 REPURCHASE AGREEMENTS--29.0%
 REPURCHASE AGREEMENTS--24.5%
           J.P. Morgan
           Securities, Inc.,
           Dated 5/30/97,
           Repurchase Price
           $23,431
           (U.S. Government
           Securities Colld.)
 $ 23,420    5.450% 06/02/97   $   23,420
           SBC Capital
           Markets, Dated
           5/30/97,
           Repurchase Price
           $250,114
           (U.S. Government
           Securities Colld.)
  250,000    5.470  06/02/97      250,000
                               ----------
                                  273,420
                               ----------
 JOINT REPURCHASE AGREEMENT--
  4.5%
           UBS Securities,
           Inc., Dated
           08/26/96
           (U.S. Government
           Securities Colld.)
           Accrued Interest
           $142
   50,000    5.585  09/02/97       50,000
------------------------------------------
 TOTAL REPURCHASE AGREEMENTS   $  323,420
------------------------------------------
 TOTAL INVESTMENTS--103.0%     $1,148,390
------------------------------------------
 Liabilities, less other
  assets--(3.0)%                  (33,017)
------------------------------------------
 NET ASSETS--100.0%            $1,115,373
------------------------------------------
------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Description
-------------

Principal  Interest Maturity Amortized
 Amount      Rate     Date     Cost
-----------------------------------------------------
                          GOVERNMENT SELECT PORTFOLIO
U.S. GOVERNMENT AGENCIES--92.5%
FEDERAL FARM CREDIT BANK--
 0.8%
$ 7,500      5.850% 08/01/97 $   7,501
                             ---------
FEDERAL FARM CREDIT BANK DISCOUNT
 NOTES--6.3%
  9,380      5.456  06/16/97     9,359
 24,000      5.580  06/16/97    23,945
  7,000      5.629  06/30/97     6,969
  6,000      5.588  08/04/97     5,941
  5,000      5.375  08/14/97     4,947
 10,000      5.403  09/25/97     9,833
                             ---------
                                60,994
                             ---------
FEDERAL HOME LOAN BANK DISCOUNT
 NOTES--50.5%
  4,830      5.402  06/02/97     4,829
 70,000      5.553  06/02/97    69,989
 25,000      5.360  06/04/97    24,989
 50,000      5.437  06/04/97    49,977
 55,000      5.447  06/05/97    54,967
 37,355      5.417  06/12/97    37,294
 10,000      5.556  06/13/97     9,982
 32,000      5.449  06/18/97    31,918
 50,000      5.403  06/19/97    49,866
  6,500      5.480  06/19/97     6,482
 25,000      5.501  07/02/97    24,882
 30,000      5.582  07/24/97    29,757
  6,000      5.583  07/24/97     5,951
 10,000      5.588  07/31/97     9,908
 20,000      5.620  08/14/97    19,772
  2,500      5.297  08/26/97     2,469
 25,145      5.843  10/23/97    24,574
  8,710      5.757  10/27/97     8,509
 17,000      5.758  11/13/97    16,564
  4,500      5.502  02/02/98     4,339
                             ---------
                               487,018
                             ---------
FEDERAL HOME LOAN BANK
 FRN--1.0%
 10,000      5.800  08/12/97    10,001
                             ---------
STUDENT LOAN MARKETING ASSOCIATION
 DISCOUNT NOTES--13.4%
 40,000      5.320  06/03/97    39,988
 30,000      5.210  06/12/97    29,950
 50,000      5.484  06/30/97    49,781
 10,000      5.521  02/25/98     9,996
                             ---------
                               129,715
                             ---------
STUDENT LOAN MARKETING ASSOCIATION
 FRN--5.0%
 15,000      5.870  06/30/97    15,001
 20,000      5.540  08/06/97    19,999
 13,000      5.500  09/03/97    12,998
                             ---------
                                47,998
                             ---------

           Description
-------------------------------------------
 Principal                        Amortized
  Amount/    Interest    Maturity   Cost/
  Shares       Rate        Date     Value
-------------------------------------------
 TENNESSEE VALLEY AUTHORITY DISCOUNT
  NOTES--15.5%
 $15,000     5.497%      06/03/97  $ 14,995
  15,000     5.453       06/05/97    14,991
  19,600     5.476       06/06/97    19,585
  12,000     5.539       06/12/97    11,980
  10,000     5.454       06/13/97     9,982
  20,000     5.513       06/19/97    19,945
   7,045     5.452       06/20/97     7,025
  16,100     5.417       06/25/97    16,042
  10,000     5.537       07/02/97     9,953
   8,000     5.570       07/22/97     7,938
   7,000     5.606       08/12/97     6,923
  10,000     5.609       08/15/97     9,885
                                   --------
                                    149,244
-------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES    $892,471
-------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  3.0%
 U.S. TREASURY BILLS
 $   100     5.384%      11/13/97  $     97
  20,000     5.533       02/05/98    19,275
  10,000     5.600       03/05/98     9,592
-------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS                            $ 28,964
-------------------------------------------
 OTHER INVESTMENT--3.1%
           Dreyfus Treasury Prime Cash
           Management,
  30,255   Class A                 $ 30,255
-------------------------------------------
 TOTAL OTHER INVESTMENT            $ 30,255
-------------------------------------------
 TOTAL INVESTMENTS--98.6%          $951,690
-------------------------------------------
 Other assets, less liabili-
  ties--1.4%                         12,950
-------------------------------------------
 NET ASSETS--100.0%                $964,640
-------------------------------------------
-------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

Description
-----------------------------------------------------------------------------------------------------
 Principal                                               Maturity                           Amortized
  Amount                Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
                              TAX-EXEMPT PORTFOLIO
MUNICIPAL INVESTMENTS--99.0%
ALABAMA--0.6%
City of Greenville IDR VRDN,
 Series: 1992, Allied-Signal
 Project (FMC Corp. Gtd.)
$ 1,350                 4.050%                           06/06/97                            $ 1,350
Town of Parrish PCR VRDN,
 Series: 1994 A, Alabama Power
 Co. Project (Alabama Power Co.
 Gtd.)
  2,650                 4.000                            06/02/97                              2,650
                                                                                             -------
                                                                                               4,000
                                                                                             -------
ALASKA--0.6%
Alaska Housing Finance Corp.
 VRDN, Series: 1994, Merrill P-
 Floats, PT-37 (FNMA Securities
 Colld.)
  3,900                 3.900                            06/06/97                              3,900
                                                                                             -------
ARIZONA--0.7%
County of Maricopa PCR VRDN,
 Series: A, El Paso Electric
 Project (Westpac Banking Corp.
 LOC)
  5,000                 4.050                            06/06/97                              5,000
                                                                                             -------
ARKANSAS--0.2%
County of Jefferson PCR Bond,
 Arkansas Electric Coop Corp.
 Project-D (National Rural
 Utility Coop Finance Co. Gtd.)
    565                 3.650                            09/01/97                                565
    560                 3.850                            03/01/98                                560
                                                                                             -------
                                                                                               1,125
                                                                                             -------
CALIFORNIA--4.2%
City of San Marcos Public
 Facilities Authority VRDN,
 Series: BTP-188, Civic Center
 Project (U.S. Government
 Securities Colld.)
  7,961                 3.918                            03/30/98                              7,961
City of Santa Rosa High School
 District TRAN, Series:
 1996-1997
  3,000                 4.500                            07/03/97                              3,001
County of Irvine Ranch Water
 District VRDN, Series: 1993 B,
 Districts 2, 102, 103, & 206
 (Morgan Guaranty Trust Co. LOC)
  9,600                 3.800                            06/02/97                              9,600
County of Los Angeles Convention
 & Exhibition Center VRDN,
 Series: 1993, PA-88 Merrill P-
 Floats (MBIA Insured)
  2,700                 4.000                            06/06/97                              2,700
County of Sacramento Multifamily
 Housing Revenue VRDN, Series:
 1985 C (Dai-Ichi Kangyo Bank
 LOC)
    200                 3.950                            06/06/97                                200
State of California RAN, Series:
 B
  5,200                 3.691                            06/02/97                              5,200
                                                                                             -------
                                                                                              28,662
                                                                                             -------
COLORADO--1.6%
Broomfield IDR VRDN, Series:
 1984, Buckeye Investment
 Project (Bank of America NT &
 SA LOC)
  1,400                 3.900                            06/06/97                              1,400
City and County of Denver
 Transportation VRDN, Series:
 1991 B (Sanwa Bank LOC)
  8,000                 4.150                            06/06/97                              8,000

Description
-----------------------------------------------------------------------------------------------------
 Principal                                               Maturity                           Amortized
  Amount                Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities VRDN,
 Series: 1992 A Sisters of
 Charity Project (Toronto
 Dominion Bank LOC)
$ 1,900                 3.850%                           06/06/97                            $ 1,900
                                                                                             -------
                                                                                              11,300
                                                                                             -------
DISTRICT OF COLUMBIA--1.3%
District of Columbia VRDN,
 Columbia Hospital for Women
 Project (Bank of Tokyo-
 Mitsubishi LOC)
  8,900                 4.050                            06/06/97                              8,900
                                                                                             -------
FLORIDA--4.8%
County of Broward Housing
 Finance Authority VRDN,
 Sanctuary Park Apartments
 Multifamily Project (PNC Bank
 LOC)
  1,400                 3.950                            06/06/97                              1,400
County of Dade School District
 GO VRDN, Series: 1994, BTP-66
 (MBIA Insured)
  5,535                 4.050                            06/06/97                              5,535
County of Orange Housing Finance
 Authority VRDN, Citicorp Eagle
 Trust Series, Series: 1987 A
 (GNMA Securities Colld.)
  5,400                 4.066                            06/06/97                              5,400
Florida State Board of Education
 Capital Outlay VRDN, Series:
 1990, BTP-52 ADP Class B
  5,000                 4.050                            06/06/97                              5,000
Florida State Board of Education
 VRDN, Series: 1993 E
 15,500                 4.060                            06/06/97                             15,500
                                                                                             -------
                                                                                              32,835
                                                                                             -------
GEORGIA--5.9%
County of Burke Development
 Authority PCR VRDN, Georgia
 Power Co., Plant Vogtle Project
  2,850                 4.150                            06/02/97                              2,850
County of DeKalb Development
 Authority PCR VRDN, Series:
 1987, General Motors Project
 (General Motors Corp. Gtd.)
  2,000                 4.000                            06/06/97                              2,000
County of Elbvert Development
 Authority IDR VRDN, Series:
 1992, Allied-Signal Project
 (FMC Corp. Gtd.)
  2,430                 4.050                            06/06/97                              2,430
County of Floyd IDR VRDN,
 Marglens Industries Inc.
 Project (Sun Trust Bank Georgia
 Gtd.)
  2,500                 4.000                            06/06/97                              2,500
County of Fulton Development
 Authority IDR VRDN, General
 Motors Corp.
  2,900                 4.000                            06/06/97                              2,900
County of Fulton Resident
 Elderly Authority VRDN, St.
 Anne's Terrace Project
 (NationsBank South NA LOC)
  2,600                 3.950                            06/06/97                              2,600
County of Gwinnett Development
 Authority VRDN, Wesleyan School
 Project (Sun Trust Bank Georgia
 LOC)
  2,000                 3.950                            06/06/97                              2,000
County of Monroe Development
 Authority PCR VRDN, Series:
 1994, Gulf Power Co. Scherer
 Plant Project
  1,200                 4.150                            06/02/97                              1,200
Metro Atlanta Rapid Transit
 Authority VRDN, Series: A, BTP-
 58 (AMBAC Insured)
  5,965                 4.050                            06/06/97                              5,965

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Description
-----------------------------------------------------------------------------------------------------
 Principal                                               Maturity                           Amortized
  Amount                Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
State of Georgia GO VRDN, Series: 1993 A164F, BTP-82A
$ 9,900                 3.800%                           01/14/98                            $ 9,900
State of Georgia GO VRDN, Series: 1994 D, BTP-100
  6,035                 3.800                            01/14/98                              6,035
                                                                                             -------
                                                                                              40,380
                                                                                             -------
IDAHO--0.2%
Idaho Health Facilities
 Authority VRDN, Series: 1995,
 St. Luke's Medical Center
 Project (Credit Suisse First
 Boston LOC)
  1,200                 4.100                            06/02/97                              1,200
                                                                                             -------
ILLINOIS--8.2%
City of Arlington Heights
 Multifamily Housing VRDN,
 Series: 1997, Dunton Tower
 Apartments Project (Heller
 Financial LOC)
  2,820                 4.500                            06/06/97                              2,820
City of Chicago Board of
 Education VRDN, BTP-239,
 (AMBAC Insured)
  9,320                 4.150                            04/08/98                              9,320
City of Chicago IDR VRDN,
 Series: 1996 A, Guernsey Bel,
 Inc. Project (Harris Trust and
 Savings Bank LOC)
  1,135                 3.900                            06/06/97                              1,135
City of Naperville IDR VRDN,
 General Motors Project
 (General Motors Corp. Gtd.)
  1,480                 4.000                            06/06/97                              1,480
City of South Barrington GO
 VRDN, Series: 1997, (Harris
 Trust and Savings Bank LOC)
  1,500                 3.900                            06/06/97                              1,500
Illinois Development Finance
 Authority PCR VRDN, Iowa-
 Illinois Gas & Electric Co.
 Project (Iowa-Illinois Gas &
 Electric Co. Gtd.)
  3,200                 3.950                            06/06/97                              3,200
Illinois Educational Facilities
 Authority VRDN, National
 College of Education Project
 (Harris Trust and Savings Bank
 LOC)
  2,300                 3.900                            06/06/97                              2,300
Illinois Health Facilities
 Authority VRDN, Series: 1993,
 Resurrection Health Care
 System
  5,000                 4.000                            06/02/97                              5,000
Illinois Health Facilities
 Authority VRDN, Series: 1995,
 Healthcor Project (Fuji Bank
 LOC)
  5,950                 4.400                            06/06/97                              5,950
Illinois Health Facilities
 Authority VRDN, Series: 1996,
 Park Plaza Retirement Center
 Project (LaSalle National Bank
 LOC)
  2,700                 3.900                            06/06/97                              2,700
Illinois Housing Development Authority TOB, Series: 1987 B
  4,425                 3.700                            08/01/97                              4,425
Illinois Housing Development Authority TOB, Series: 1987 C
  5,990                 3.700                            08/01/97                              5,990
Illinois Metropolitan Pier and
 Exposition Authority Dedicated
 Sales Tax Revenue, BTP-230 A
 (U.S. Government Securities
 Colld.)
 10,000                 3.820                            01/28/98                             10,000
                                                                                             -------
                                                                                              55,820
                                                                                             -------

Description
-----------------------------------------------------------------------------------------------------
 Principal                                               Maturity                           Amortized
  Amount                Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
INDIANA--2.4%
City of Hammond Local Public
 Improvement Bond, Series: A-2,
 Advanced Funding Program
$ 5,000                 4.200%                           01/08/98                            $ 5,015
City of Terre Haute IDR VRDN,
 Series: 1985, First Financial
 Corp. Project (First National
 Bank of Chicago LOC)
  2,500                 3.900                            06/06/97                              2,500
Indiana Health Facilities
 Authority VRDN, Series: 1996 B
 & C, Clarian Health Partners,
 Inc. Project
  7,100                 3.900                            06/06/97                              7,100
State of Indiana Development
 Finance Authority VRDN,
 Series: 1996, Indiana
 Historical Society, Inc.
 Project (NBD Bank LOC)
  1,800                 3.900                            06/06/97                              1,800
                                                                                             -------
                                                                                              16,415
                                                                                             -------
IOWA--0.9%
Iowa Finance Authority Single
 Family Mortgage Revenue VRDN,
 Series: 1997 A (GNMA
 Securities Colld.)
  6,085                 3.900                            06/02/97                              6,085
                                                                                             -------
KANSAS--1.4%
City of Lawrence GO, Series: 1996 C
  9,820                 4.000                            10/01/97                              9,820
                                                                                             -------
KENTUCKY--1.0%
City of Mayfield Lease Revenue
 VRDN, Series: 1996, Kentucky
 League of Cities Pooled
 Project (PNC Bank LOC)
  1,700                 4.150                            06/06/97                              1,700
County of Clark PCR Bond,
 Series: J-2, East Kentucky
 Power Project (National Rural
 Utility Coop Finance Co. Gtd.)
  5,000                 3.750                            10/15/97                              5,000
                                                                                             -------
                                                                                               6,700
                                                                                             -------
LOUISIANA--4.0%
Greater Baton Rouge Port
 Commission PCR, Dow Chemical
 Co. Project (Dow Chemical Co.
 Gtd.)
  5,025                 3.750                            12/15/97                              5,025
Parish of Caddo IDR VRDN,
 General Motors Corp. Project
 (General Motors Corp. Gtd.)
  3,800                 4.000                            06/06/97                              3,800
Parish of Desoto PCR VRDN,
 Series: 1996 A, Central
 Louisiana Electric Co. Project
 (Swiss Bank Corp. LOC)
  5,000                 3.750                            06/06/97                              5,000
Parish of West Baton Rouge
 District #3 PCR CP, Dow
 Chemical Project (Dow Chemical
 Gtd.)
  9,950                 3.700                            07/07/97                              9,950
Parish of West Feliciana PCR
 IDR VRDN, Series: 1985 D, Gulf
 States Utilities Project
 (Canadian Imperial Bank of
 Commerce LOC)
  3,300                 4.050                            06/02/97                              3,300
                                                                                             -------
                                                                                              27,075
                                                                                             -------
MARYLAND--2.7%
City of Baltimore IDA VRDN,
 Series: 1986, Capital
 Acquisition Program (Dai-Ichi
 Kangyo Bank LOC)
  7,300                 4.050                            06/06/97                              7,300

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

                       Description
-----------------------------------------------------------------------------------------------------
 Principal                                                 Maturity                         Amortized
  Amount                  Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
MARYLAND--Continued
County of Anne Arundel PCR Bond,
 Baltimore Gas and Electric
 Project (Baltimore Gas &
 Electric Gtd.)
$ 2,685                   3.950%                           07/01/97                         $  2,685
Maryland State Community
 Development Administration
 Series: 1993, PT-12, Merrill P-
 Floats (Maryland Community
 Development Authority)
  4,499                   3.900                            06/02/97                            4,499
Maryland State Health & Higher
 Education Facilities Authority
 Hospital VRDN, Series: A, Helix
 Health, Inc. (NationsBank NA
 LOC)
  1,660                   3.950                            06/06/97                            1,660
Maryland State Economic
 Development Authority VRDN,
 Series: 1995 (NationsBank NA
 LOC)
  2,400                   3.950                            06/06/97                            2,400
                                                                                            --------
                                                                                              18,544
                                                                                            --------
MASSACHUSETTS--0.8%
Massachusetts Municipal Electric
 Co. VRDN, Series: 1994 B, BTP-
 67 (MBIA Insured)
  5,760                   4.050                            06/06/97                            5,760
                                                                                            --------
MICHIGAN--1.2%
Michigan State Strategic Fund
 IDR VRDN, Allied-Signal Project
 (FMC Corp. Gtd.)
  6,700                   4.000                            06/06/97                            6,700
Michigan State Strategic Fund PCR CP (Dow Chemical Gtd.)
  1,500                   3.800                            08/06/97                            1,500
                                                                                            --------
                                                                                               8,200
                                                                                            --------
MINNESOTA--0.3%
City of St. Paul Housing &
 Redevelopment Authority VRDN,
 Series: A, Science Museum of
 Minnesota Project (First Bank
 NA LOC)
  2,400                   3.950                            06/06/97                            2,400
                                                                                            --------
MISSOURI--4.0%
City of St. Louis TRAN, Series: 1996
  5,000                   4.750                            06/30/97                            5,002
County of Callaway IDA Health
 System VRDN, Series: 1995
 (NationsBank Tennessee LOC)
  5,000                   4.000                            06/06/97                            5,000
County of St. Louis IDA VRDN,
 Merrill P-Floats, Series: PA-
 120, South Point Apartments
 Project (Rabobank Group LOC)
  7,005                   4.150                            06/06/97                            7,005
Missouri Higher Education
 Facility Authority VRDN,
 Series: 1990 A (National
 Westminster Bank LOC)
  5,900                   3.950                            06/06/97                            5,900
Missouri Health & Education
 Facility Authority VRDN,
 Series: 1996 A, Bethesda
 Barclay House Project
 (Merchantile bank of St. Louis
 NA LOC)
  4,200                   4.100                            06/02/97                            4,200
                                                                                            --------
                                                                                              27,107
                                                                                            --------
NEVADA--0.4%
County of Clark School District
 GO VRDN, Citicorp Eagle Trust
 Series: 962804 (FGIC Insured)
  2,900                   4.010                            06/06/97                            2,900
                                                                                            --------

                 Description
-------------------------------------------------------------------------------------------------------
Principal
 Amount             Rate                                Maturity Date                    Amortized Cost
-------------------------------------------------------------------------------------------------------
NEW YORK--4.4%
City of New York GO RAN,
 Series: B (Bank of Nova Scotia
 LOC)
$10,000                4.500%                             06/30/97                             $ 10,005
City of New York GO, Series:
 1992 A, Citicorp TOB (FSA Corp.
 Insured)
 10,100                3.550                              08/15/97                               10,100
City of New York Municipal Water
 Finance Authority VRDN, Series:
 1995 A1 (FGIC Insured)
  2,400                4.200                              06/02/97                                2,400
City of New York Municipal Water
 Finance Authority CP, Series: 5
 (Landesbank Hessen Thuringen
 Girozentrale LOC)
  6,250                3.750                              07/31/97                                6,250
Marine Midland Premium Loan
 Trust VRDN, COP Series: 1991 B
 (Hong Kong & Shanghai Banking
 Corp. LOC)
  1,492                4.100                              06/06/97                                1,492
                                                                                               --------
                                                                                                 30,247
                                                                                               --------
NORTH CAROLINA--6.0%
County of Buncombe PCR IDR VRDN,
 Series: 1996, Cooper Industries
 Project (Cooper Industries
 Gtd.)
  3,200                4.050                              06/06/97                                3,200
City of Persons Industrial
 Facilities PCR VRDN, Series:
 1992 A (Carolina Power & Light
 Gtd.)
  5,500                4.150                              06/06/97                                5,500
County of Wake Industrial
 Pollution Finance Authority PCR
 VRDN, Carolina Power & Light
 Project (Sumitomo Bank Ltd.
 LOC)
  1,400                4.000                              06/06/97                                1,400
North Carolina Eastern Municipal
 Power Agency CP, Series: 1988 B
 (Morgan Guaranty Trust Co. LOC)
 19,075                3.600                              07/10/97                               19,075
North Carolina Medical Care
 Commission Hospital Revenue
 VRDN, Pooled Equipment
 Financing Project (MBIA
 Insured)
  6,200                3.950                              06/06/97                                6,200
North Carolina Medical Care
 Commission Hospital Revenue
 VRDN, Series: 1991 A, Pooled
 Financing Project (NationsBank
 NA LOC)
  5,800                4.050                              06/02/97                                5,800
                                                                                               --------
                                                                                                 41,175
                                                                                               --------
OHIO--4.0%
County of Mahoning Care Facility
 IDR VRDN, Series: 1994,
 Assumption Nursing Home Project
 (PNC Bank LOC)
  1,400                4.000                              06/06/97                                1,400
State of Ohio Air Quality
 Development Authority, Series:
 A, Pollution Control-Duquesne
 Electric Project (Union Bank of
 Switzerland LOC)
  4,000                3.950                              07/16/97                                4,000
State of Ohio Air Quality
 Development Authority VRDN,
 Series: 1985 B, Cincinnati Gas
 & Electric Co. Project (Morgan
 Guaranty Trust Co. LOC)
  1,800                4.200                              06/02/97                                1,800
State of Ohio Higher Education
 Capital Facilities VRDN,
 Series: 1990 A, BTP-29 (MBIA
 Insured)
  3,000                4.050                              06/06/97                                3,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       Description
-----------------------------------------------------------------------------------------------------
 Principal                                                 Maturity                         Amortized
  Amount                  Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
State of Ohio Higher Education
 Capital Facilities VRDN,
 Series: 1994 A, BTP-69 (AMBAC
 Insured)
$13,545                   4.050%                           06/06/97                         $ 13,545
Red Roof Inns Mortgage Bond
 Trust VRDN (National City Bank
 LOC)
  3,579                   3.750                            06/15/97                            3,579
                                                                                            --------
                                                                                              27,324
                                                                                            --------
OKLAHOMA--4.5%
City of Tulsa Airports
 Improvement VRDN, Series: B-2
 (MBIA Insured)
 10,945                   4.010                            06/06/97                           10,945
State of Oklahoma Housing
 Finance Authority VRDN, Series:
 B, (AMT)
  7,820                   4.100                            06/06/97                            7,820
State of Oklahoma Water
 Resources Board Revenue Bond,
 Series: 1994 A, State Loan
 Program
 12,160                   3.500                            09/02/97                           12,158
                                                                                            --------
                                                                                              30,923
                                                                                            --------
OREGON--1.2%
City of Medford Hospital
 Facilities Authority VRDN,
 Series: 1991, Rogue Valley
 Project (Banque Paribas LOC)
  8,300                   4.100                            06/06/97                            8,300
                                                                                            --------
PENNSYLVANIA--9.3%
City of Philadelphia Hospital &
 Higher Education Facilities
 Authority VRDN, Series: 1996 A,
 Children's Hospital Project
  1,200                   4.050                            06/02/97                            1,200
City of Philadelphia School
 District TRAN
 17,000                   4.500                            06/30/97                           17,007
City of Philadelphia TRAN,
 Series: A
 18,000                   4.500                            06/06/97                           18,008
City of Quakertown Hospital
 Authority VRDN (PNC Bank LOC)
  1,800                   3.900                            06/30/97                            1,800
County of Allegheny Hospital
 Development Authority VRDN,
 Series: B-1, Presbyterian
 University Hospital Project
 (PNC Bank LOC)
    800                   3.900                            06/06/97                              800
County of Allegheny Industrial
 Development Authority VRDN,
 Series: 1991, Eye & Ear
 Properities Corp. Project (PNC
 Bank LOC)
  3,900                   3.900                            06/06/97                            3,900
County of Luzerne TRAN
  4,500                   3.840                            12/31/97                            4,502
County of Warren Hospital
 Authority VRDN, Series: 1994 B
 (PNC Bank LOC)
  1,000                   3.950                            06/06/97                            1,000
Delaware Valley Regional Finance
 Authority Pooled VRDN, Series:
 1985 A (Midland Bank PLC LOC)
  5,000                   3.900                            06/06/97                            5,000
Delaware Valley Regional Finance
 Authority Pooled VRDN, Series:
 1985 A-D (Midland Bank PLC LOC)
  6,300                   3.900                            06/06/97                            6,300

                       Description
-----------------------------------------------------------------------------------------------------
 Principal                                                 Maturity                         Amortized
  Amount                  Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
Delaware Valley Regional Finance
 Authority Pooled VRDN, Series:
 1985 C (Midland Bank PLC LOC)
$  2,400                  3.900%                           06/06/97                         $  2,400
Delaware Valley Regional Finance
 Authority Pooled VRDN, Series:
 1985 D (Midland Bank PLC LOC)
   1,900                  3.900                            06/06/97                            1,900
                                                                                            --------
                                                                                              63,817
                                                                                            --------
RHODE ISLAND--0.4%
State of Rhode Island TAN, Series: 1996 A
   2,500                  4.500                            06/30/97                            2,501
                                                                                            --------
SOUTH CAROLINA--0.9%
County of Berkeley PCR VRDN,
 Series: 1996, Alumax Project
 (Royal Bank of Canada LOC)
   1,300                  3.900                            06/06/97                            1,300
County of Lexington IDR VRDN,
 Series: 1992, Allied-Signal
 Project (FMC Corp. Gtd.)
     700                  4.050                            06/06/97                              700
County of Lexington Pollution
 Control Finance Authority IDR
 VRDN, Series: 1992 A, Allied-
 Signal Project (FMC Corp. Gtd.)
   1,880                  4.050                            06/06/97                            1,880
University of South Carolina
 Athletics Facility Revenue BAN
   2,550                  4.000                            02/26/98                            2,557
                                                                                            --------
                                                                                               6,437
                                                                                            --------
SOUTH DAKOTA--0.4%
State of South Dakota HDA
 Homeowner Mortgage VRDN,
 Merrill P-Floats, Series: PT-
 73-A
   2,500                  4.000                            06/06/97                            2,500
                                                                                            --------
TENNESSEE--3.1%
City of Greenville IDR VRDN,
 Series: 1993 Pet, Inc. Project
 (Credit Suisse First Boston
 LOC)
   3,000                  3.950                            06/06/97                            3,000
City of Memphis GO VRDN, Series:
 1996 Soc Gen, Series: SGB-23
   5,000                  4.000                            06/06/97                            5,000
County of Chattanooga-Hamilton
 Hospital Authority VRDN,
 Series: 1987, Erlanger Medical
 Center Project (Erlanger
 Medical Center Gtd.)
   5,300                  4.050                            06/02/97                            5,300
County of Hamilton IDR VRDN,
 Series: 1995, Tennessee
 Aquarium Project (NationsBank
 Tennessee LOC)
   3,650                  3.950                            06/06/97                            3,650
County of Shelby GO, Series: B,
 BTP-216
   4,000                  3.700                            11/06/97                            4,000
                                                                                            --------
                                                                                              20,950
                                                                                            --------
TEXAS--7.2%
City of Austin School District
 Building & Refunding VRDN,
 Series: 1996 ML SG, Series: SG-
 68 (Permanent School Fund of
 Texas Gtd.)
   7,300                  4.100                            06/06/97                            7,300
City of Dallas-Ft. Worth Airport
 Revenue Refunding VRDN, Series:
 1995 SG, Series: SGB-5 (FGIC
 Insured)
   6,600                  4.000                            06/06/97                            6,600

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

                        Description
-----------------------------------------------------------------------------------------------------
 Principal                                               Maturity                           Amortized
  Amount                Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
TEXAS--Continued
City of Denton Independent
 School District GO, Series: B,
 (Permanent School Fund of Texas
 Gtd.)
$10,000                 3.980%                           08/15/97                           $  10,000
City of Mansfield Independent
 School District, Series: 1996,
 School Building (Permanent
 School Fund of Texas Gtd.)
  7,500                 4.140                            07/01/97                               7,501
City of San Antonio Electric &
 Gas System Revenue Bond, ML SG,
 Series: SG-105
 10,000                 3.850                            08/07/97                              10,000
County of Bexar Multifamily
 Housing Finance Authority VRDN,
 Series: 1988 A, Creighton's
 Mill Development Project (New
 England Mutual Gtd.)
  2,600                 4.100                            06/06/97                               2,600
County of Harris Toll Road
 Unlimited Tax VRDN, Series:
 1994 A, Citicorp Eagle Trust
 Series: 954302
  5,500                 4.060                            06/06/97                               5,500
                                                                                            ---------
                                                                                               49,501
                                                                                            ---------
VIRGINIA--4.8%
City of Norfolk GO VRDN,
 Citicorp Eagle Trust Series:
 944601
 19,200                 4.060                            06/06/97                              19,200
City of Richmond Redevelopment &
 Housing Authority VRDN, Series:
 1995 A, Old Manchester Project
 (Wachovia Bank of North
 Carolina NA LOC)
  2,000                 4.100                            06/06/97                               2,000
State of Virginia GO VRDN,
 Series: 1994, Citicorp Eagle
 Trust Series: 954601
  7,000                 4.060                            06/06/97                               7,000
Town of Louisa PCR CP, Series:
 1987 (Virginia Electric Power
 Co. Gtd.)
  4,700                 3.700                            07/25/97                               4,700
                                                                                            ---------
                                                                                               32,900
                                                                                            ---------
WASHINGTON--2.3%
City of Kent Economic
 Development Corp. IDR VRDN,
 Associated Grocers Project
 (Seattle-First National Bank
 LOC)
  3,800                 4.800                            06/06/97                               3,800
Washington Public Power Supply
 System Revenue Bond, Series:
 1996 A, BTP-206 (AMBAC Insured)
  4,950                 4.000                            08/21/97                               4,950
Washington State GO VRDN, Smith-
 Barney Soc Gen., Series: 1993
 B,
  6,950                 4.000                            06/06/97                               6,950
                                                                                            ---------
                                                                                               15,700
                                                                                            ---------
WISCONSIN--1.5%
City of Madison GO, Series: A
  2,200                 5.000                            05/01/98                               2,220
City of Milwaukee RAN, Series: A
  5,600                 4.250                            02/19/98                               5,624
Wisconsin Housing & Economic
 Development Authority,
 Home Ownership Revenue Bond,
 Series: A
  2,200                 3.600                            09/01/97                               2,200
                                                                                            ---------
                                                                                               10,044
                                                                                            ---------

                        Description
-----------------------------------------------------------------------------------------------------
 Principal
  Amount/                                                Maturity                          Amortized
  Shares                Rate                               Date                            Cost/Value
-----------------------------------------------------------------------------------------------------
WYOMING--0.3%
City of Green River PCR VRDN
 Allied Signal Project (FMC
 Corp. Gtd.)
$  2,225                4.050%                           06/06/97                           $   2,225
                                                                                            ---------
OTHER MUNICIPAL INVESTMENTS--1.3%
IBM Tax-Exempt Grantor Trust
 Asset-Back Lease VRDN,
 Series: IBM 1996 A, Merrill P-
 Floats (Credit Suisse Gtd.)
   1,210                4.100                            06/06/97                               7,210
Pooled Puttable Floating Option
 VRDN,
 Series: PPT2 (Alaska Housing
 Finance Corp. Insured)
   1,590                4.050                            06/06/97                               1,590
                                                                                            ---------
                                                                                                8,800
-----------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                                                  $677,472
-----------------------------------------------------------------------------------------------------
OTHER INVESTMENTS--1.8%
AIM Tax Free Money Market Fund
   1,106                   --                                 --                           $   1,106
Dreyfus Tax Exempt Cash Management Fund
     400                   --                                 --                                 400
Federated Tax-Free Trust Money
 Market Fund #15
   9,837                   --                                 --                               9,837
Federated Tax-Free Trust Money
 Market Fund #73
     820                   --                                 --                                 820
Provident Municipal Fund
     151                   --                                 --                                 151
----------------------------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS                                                                     $ 12,314
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.8%                                                                   $689,786
----------------------------------------------------------------------------------------------------
Liabilities, less other assets--(0.8)%                                                        (5,457)
----------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                          $684,329
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 1997
(All amounts in thousands, except net asset value per unit)
(Unaudited)

                                 Diversified              Government
                                   Assets     Government    Select   Tax-Exempt
                                  Portfolio   Portfolio   Portfolio  Portfolio
-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
amortized cost                   $3,418,555   $  824,970   $951,690   $689,786
Repurchase agreements, at cost      250,000      323,420         --         --
Cash                                     --            1          1         --
Receivables:
 Interest                            13,877        2,708      1,407      7,299
 Fund units sold                    186,714       46,454     39,515     17,360
 Investment securities sold              --           --         --      3,000
 Administrator                           --           30         21         23
Other assets                             40           20         13         17
-------------------------------------------------------------------------------
TOTAL ASSETS                      3,869,186    1,197,603    992,647    717,485
-------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Investment securities purchased         --           --         --      6,900
 Fund units redeemed                284,093       75,672     23,550     23,798
 Distributions to unitholders        16,490        6,105      4,260      2,209
Accrued expenses:
 Advisory fees                          771          297         80        150
 Administration fees                    308          119         80         60
 Custodian fees                          55            1          5         11
 Transfer agent fees                     11            4          4          2
Other liabilities                        91           32         28         26
-------------------------------------------------------------------------------
TOTAL LIABILITIES                   301,819       82,230     28,007     33,156
-------------------------------------------------------------------------------
NET ASSETS                       $3,567,367   $1,115,373   $964,640   $684,329
-------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital                  $3,568,919   $1,115,679   $964,703   $684,161
Accumulated net realized gains
(losses) on investment transac-
tions                                (1,552)        (306)       (63)       168
-------------------------------------------------------------------------------
NET ASSETS                       $3,567,367   $1,115,373   $964,640   $684,329
-------------------------------------------------------------------------------
Total units outstanding (no par
value), unlimited units autho-
rized                             3,568,919    1,115,679    964,703    684,161
-------------------------------------------------------------------------------
Net asset value, offering and
redemption price per unit             $1.00        $1.00      $1.00      $1.00
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 1997
(All amounts in thousands)
(Unaudited)

                                Diversified            Government
                                  Assets    Government   Select   Tax-Exempt
                                 Portfolio  Portfolio  Portfolio  Portfolio
----------------------------------------------------------------------------
 INTEREST INCOME                  $95,968    $39,254    $24,014    $13,405
----------------------------------------------------------------------------
 EXPENSES:
 Investment advisory fees           4,309      1,799      1,108        909
 Administration fees                1,229        631        473        420
 Custodian fees                       198         71         49         49
 Professional fees                     71         26         20         29
 Transfer agent fees                   67         18         15         10
 Registration fees                     59         42         22         12
 Trustee fees and expenses             39         15         11         11
 Other                                 39         16         14         10
----------------------------------------------------------------------------
 TOTAL EXPENSES                     6,011      2,618      1,712      1,450
 Less: Voluntary waivers of in-
  vestment advisory fees               --         --       (665)        --
 Less: Expenses reimbursable by
  Administrator                        --        (99)      (162)      (179)
----------------------------------------------------------------------------
 Net expenses                       6,011      2,519        885      1,271
----------------------------------------------------------------------------
 NET INVESTMENT INCOME             89,957     36,735     23,129     12,134
 Net realized gains (losses) on
  investment transactions              22         (1)        13         27
----------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RE-
  SULTING FROM OPERATIONS         $89,979    $36,734    $23,142    $12,161
----------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended May 31, 1997 (Unaudited) and the Year Ended November 30, 1996
(All amounts in thousands)

                              Diversified Assets
                                   Portfolio           Government Portfolio
                            ------------------------  -----------------------
                               1997         1996         1997        1996
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM:
OPERATIONS:
 Net investment income          $89,957     $162,308     $36,735      $53,208
 Net realized gains
  (losses) on investment
  transactions                       22          327          (1)         133
------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations       89,979      162,635      36,734       53,341
------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS:
 Net investment income          (89,957)    (162,308)    (36,735)     (53,208)
------------------------------------------------------------------------------
Total distributions to
 unitholders                    (89,957)    (162,308)    (36,735)     (53,208)
------------------------------------------------------------------------------
UNIT TRANSACTIONS (AT
$1.00 PER UNIT):
 Proceeds from the sale of
  units                      25,454,165   42,285,142   8,566,047   12,329,359
 Reinvested distributions           478          860          78          --
 Cost of units redeemed     (25,066,827) (41,717,147) (8,719,266) (11,911,641)
------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 unit transactions              387,816      568,855    (153,141)     417,718
------------------------------------------------------------------------------
Net increase (decrease)         387,838      569,182    (153,142)     417,851
Net assets--beginning of
 period                       3,179,529    2,610,347   1,268,515      850,664
------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD    $3,567,367   $3,179,529  $1,115,373   $1,268,515
------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS--CONTINUED
For the Six Months Ended May 31, 1997 (Unaudited) and the Year Ended November 30, 1996
(All amounts in thousands)

                               Government Select
                                   Portfolio           Tax-Exempt Portfolio
                            ------------------------  ------------------------
                               1997         1996         1997         1996
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS
FROM:
OPERATIONS:
 Net investment income          $23,129      $40,087      $12,134      $25,061
 Net realized gains on
  investment transactions            13           97           27          102
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations       23,142       40,184       12,161       25,163
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS:
 Net investment income          (23,129)     (40,087)     (12,134)     (25,061)
-------------------------------------------------------------------------------
Total distributions to
 unitholders                    (23,129)     (40,087)     (12,134)     (25,061)
-------------------------------------------------------------------------------
UNIT TRANSACTIONS (AT
$1.00 PER UNIT):
 Proceeds from the sale of
  units                       2,461,912    4,712,236    2,903,363    5,526,968
 Reinvested distributions         2,161          963           62          126
 Cost of units redeemed      (2,335,795)  (4,562,089)  (2,857,630)  (5,692,419)
-------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 unit transactions              128,278      151,110       45,795     (165,325)
-------------------------------------------------------------------------------
Net increase (decrease)         128,291      151,207       45,822     (165,223)
Net assets--beginning of
 period                         836,349      685,142      638,507      803,730
-------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD      $964,640     $836,349     $684,329     $638,507
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
DIVERSIFIED ASSETS PORTFOLIO

                      1997        1996        1995           1994        1993        1992        1991        1990        1989
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                    $1.00       $1.00       $1.00          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                  0.03        0.05        0.06           0.04        0.03        0.04        0.06        0.08        0.09
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.03        0.05        0.06           0.04        0.03        0.04        0.06        0.08        0.09
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment
 income                 (0.03)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders             (0.03)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD           $1.00       $1.00       $1.00          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         2.61%       5.30%       5.78%(b)       3.92%       3.00%       3.80%       6.19%       8.01%       8.98%
Ratio to average
net assets of
(c):
 Expenses, net of
 waivers and re-
 imbursements            0.35%       0.34%       0.34%          0.35%       0.34%       0.34%       0.35%       0.35%       0.37%
 Expenses, before
 waivers and re-
 imbursements            0.35%       0.34%       0.34%          0.35%       0.36%       0.35%       0.36%       0.36%       0.37%
 Net investment
 income, net of
 waivers and
 reimbursements          5.23%       5.18%       5.63%          3.74%       3.00%       3.79%       6.18%       8.01%       8.98%
 Net investment
 income, before
 waivers and
 reimbursements          5.23%       5.18%       5.63%          3.74%       2.98%       3.78%       6.17%       8.00%       8.98%
Net assets at end
of period (in
thousands)         $3,567,367  $3,179,529  $2,610,347     $2,891,880  $3,200,288  $2,801,744  $2,784,485  $2,192,756  $1,871,713
---------------------------------------------------------------------------------------------------------------------------------
                      1988        1987
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                    $1.00       $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                  0.07        0.06
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.07        0.06
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment
 income                 (0.07)      (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders             (0.07)      (0.06)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD           $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         7.15%       6.30%
Ratio to average
net assets of
(c):
 Expenses, net of
 waivers and re-
 imbursements            0.39%       0.41%
 Expenses, before
 waivers and re-
 imbursements            0.39%       0.41%
 Net investment
 income, net of
 waivers and
 reimbursements          7.15%       6.30%
 Net investment
 income, before
 waivers and
 reimbursements          7.15%       6.30%
Net assets at end
of period (in
thousands)         $1,528,203  $1,533,941
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(b) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share received from Northern Trust Corporation.
(c)  Annualized for periods less than one year.


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
GOVERNMENT PORTFOLIO

                      1997        1996       1995         1994       1993        1992       1991      1990      1989      1988
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                    $1.00       $1.00     $1.00        $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                  0.03        0.05      0.06         0.04        0.03        0.04      0.06      0.08      0.09      0.07
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.03        0.05      0.06         0.04        0.03        0.04      0.06      0.08      0.09      0.07
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment
 income                 (0.03)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders             (0.03)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD           $1.00       $1.00     $1.00        $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         2.54%       5.20%     5.64%(b)     3.78%       2.91%       3.91%     6.18%     7.89%     8.63%     6.83%
Ratio to average
net assets of
(c):
 Expenses, net of
 waivers and re-
 imbursements            0.35%       0.35%     0.35%        0.34%       0.34%       0.34%     0.35%     0.37%     0.50%     0.54%
 Expenses, before
 waivers and re-
 imbursements            0.36%       0.38%     0.40%        0.41%       0.38%       0.40%     0.40%     0.46%     0.50%     0.55%
 Net investment
 income, net of
 waivers and
 reimbursements          5.10%       5.08%     5.49%        3.60%       2.92%       3.71%     6.03%     7.88%     8.63%     6.83%
 Net investment
 income, before
 waivers and
 reimbursements          5.09%       5.05%     5.44%        3.53%       2.88%       3.65%     5.98%     7.79%     8.63%     6.82%
Net assets at end
of period (in
thousands)         $1,115,373  $1,268,515  $850,664     $787,816  $1,065,705  $1,163,905  $895,405  $971,720  $423,517  $335,301
---------------------------------------------------------------------------------------------------------------------------------
                     1987
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                  $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                0.06
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                  0.06
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment
 income               (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders           (0.06)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD         $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)       6.15%
Ratio to average
net assets of
(c):
 Expenses, net of
 waivers and re-
 imbursements          0.44%
 Expenses, before
 waivers and re-
 imbursements          0.55%
 Net investment
 income, net of
 waivers and
 reimbursements        6.15%
 Net investment
 income, before
 waivers and
 reimbursements        6.04%
Net assets at end
of period (in
thousands)         $218,530
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(b) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.
(c)  Annualized for periods less than one year.


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
GOVERNMENT SELECT PORTFOLIO

                           1997      1996      1995          1994      1993      1992      1991    1990(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF PERIOD              $1.00     $1.00     $1.00         $1.00     $1.00     $1.00     $1.00    $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.03      0.05      0.06          0.04      0.03      0.04      0.06     0.01
-----------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations          0.03      0.05      0.06          0.04      0.03      0.04      0.06     0.01
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income      (0.03)    (0.05)    (0.06)        (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
-----------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                 (0.03)    (0.05)    (0.06)        (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $1.00     $1.00     $1.00         $1.00     $1.00     $1.00     $1.00    $1.00
-----------------------------------------------------------------------------------------------------------
Total return (b)             2.60%     5.31%      5.82%(c)     3.84%     3.00%     3.71%     5.82%    0.50%
Ratio to average net
assets of (d):
 Expenses, net of waiv-
 ers and reimbursements      0.20%     0.20%     0.20%         0.20%     0.20%     0.20%     0.20%    0.20%
 Expenses, before waiv-
 ers and reimbursements      0.39%     0.40%     0.41%         0.43%     0.49%     0.52%     0.60%    1.33%
 Net investment income,
 net of waivers and
 reimbursements              5.22%     5.19%     5.67%         3.83%     2.99%     3.70%     5.78%    7.65%
 Net investment income,
 before waivers and
 reimbursements              5.03%     4.99%     5.46%         3.60%     2.70%     3.38%     5.38%    6.52%
Net assets at end of
period (in thousands)    $964,640  $836,349  $685,142      $493,718  $386,507  $264,756  $160,750  $44,215
-----------------------------------------------------------------------------------------------------------

(a)  Commenced investment operations on November 7, 1990.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.
(d)  Annualized for periods less than one year.


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
TAX-EXEMPT PORTFOLIO

                     1997      1996      1995      1994       1993        1992       1991      1990      1989      1988
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                  $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                0.02      0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05
--------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                  0.02      0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment
 income               (0.02)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)
--------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders           (0.02)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD         $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------
Total return (a)       1.66%     3.37%     3.71%     2.62%       2.27%       2.97%     4.57%     5.71%     6.04%     4.92%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and re-
 imbursements          0.35%     0.35%     0.35%     0.35%       0.34%       0.34%     0.35%     0.36%     0.49%     0.48%
 Expenses, before
 waivers and re-
 imbursements          0.40%     0.40%     0.41%     0.36%       0.38%       0.39%     0.40%     0.43%     0.49%     0.48%
 Net investment
 income, net of
 waivers and
 reimbursements        3.34%     3.32%     3.63%     2.40%       2.27%       2.95%     4.57%     5.71%     6.03%     4.92%
 Net investment
 income, before
 waivers and
 reimbursements        3.29%     3.27%     3.57%     2.39%       2.23%       2.90%     4.52%     5.64%     6.03%     4.92%
Net assets at end
of period (in
thousands)         $684,329  $638,507  $803,730  $853,103  $1,191,932  $1,226,480  $872,405  $752,257  $545,215  $529,680
--------------------------------------------------------------------------------------------------------------------------
                     1987
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PE-
RIOD                  $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                0.04
--------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                  0.04
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment
 income               (0.04)
--------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders           (0.04)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD         $1.00
--------------------------------------------------------------------------------------------------------------------------
Total return (a)       4.00%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and re-
 imbursements          0.45%
 Expenses, before
 waivers and re-
 imbursements          0.46%
 Net investment
 income, net of
 waivers and
 reimbursements        4.00%
 Net investment
 income, before
 waivers and
 reimbursements        3.99%
Net assets at end
of period (in
thousands)         $410,772
--------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
May 31, 1997
(Unaudited)

1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes seventeen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the money market portfolios.
 The Trust includes four diversified money market portfolios: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio and Tax-Exempt Portfolio (the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Under the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.
 Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern. Northern administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The Diversified Assets and Government Portfolios had entered into such joint repurchase agreements as of May 31, 1997, as reflected in the accompanying Statements of Investments.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1996, the Trust's most recent tax year end, there were capital loss carryforwards for U.S. federal tax purposes of approximately $1,574,000, $305,000 and $76,000 for the Diversified Assets, Government and Government Select Portfolios, respectively. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations. These capital loss carryforwards expire in 2002.

(e) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio.
 Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative average net assets for the year.

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to unitholders of record as of 3:00 p.m., Chicago time. Net realized short-term capital gains, if any in excess of net capital loss carryforwards, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (including with respect to units redeemed at any time during the month) are made as soon as

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
May 31, 1997
(Unaudited)

practicable following the end of the month. Distributions are made by each Portfolio to Northern in cash or automatically reinvested in additional units of the Portfolio. Northern has undertaken to credit or arrange for the crediting of such distributions to each unitholder's account with Northern, its affiliates or its correspondents.

3. ADVISORY, TRANSFER AGENCY, CUSTODIAN AND OTHER AGREEMENTS
As compensation for the services rendered as investment adviser, including the assumption by Northern of the expenses related thereto, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of each Portfolio's average daily net assets.
 Until further notice, Northern has voluntarily agreed to waive .15% of its advisory fee for the Government Select Portfolio, reducing such fee to .10% per annum. The effect of this waiver by Northern for the six months ended May 31, 1997 was to reduce advisory fees as shown on the accompanying Statements of Operations.
 As compensation for the services rendered as custodian and transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each Portfolio pays the Administrator a fee, computed daily and payable monthly, at an annual rate of .10% of each Portfolio's daily net assets.
 In addition, if in any fiscal year, the sum of a Portfolio's expenses (including the administration fee, but excluding the investment advisory fee and transfer agency fee payable to Northern pursuant to its agreements with the Trust and servicing fees, and extraordinary expenses (such as taxes, interest, and indemnification expenses)), exceeds on an annualized basis .10% of a Portfolio's average net assets, Goldman Sachs will reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement.
 Prior to May 1, 1997 each Portfolio paid the Administrator a fee, computed daily and payable monthly, based on the average net assets of each Portfolio at the rates set forth below:

       Average net assets         Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 Prior to May 1, 1997, Goldman Sachs voluntarily agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. No waiver was required under this agreement during the six months ended May 31, 1997. Furthermore, Goldman Sachs voluntarily agreed to reimburse each Portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets.
 Expenses reimbursed during the six months ended May 31, 1997 are shown on the accompanying Statements of Operations.
 Goldman Sachs receives no compensation under the distribution agreement.

5. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 There were no borrowings under this agreement during the six months ended May 31, 1997.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and
Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
Frederick T. Kelsey
Richard P. Strubel

Officers

Paul W. Klug, Jr., President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zardorak, Assistant Secretary


Legal Counsel

Drinker Biddle & Reath LLP
1345 Chestnut Street
Philadelphia, PA 19107



 This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Prospectus which contains facts concerning the objectives and policies, management expenses and other information.

The
Benchmark Funds

Fixed Income
and
Equity
Portfolios


                                      Semi-Annual Report
                                            May 31, 1997

The Benchmark Funds
Fixed Income and Equity Portfolios

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Outlook.........................................................   2
Fixed Income Portfolios
  Statements of Investments
    Bond Portfolio.........................................................   6
    International Bond Portfolio...........................................   8
    Short Duration Portfolio...............................................   9
    Short-Intermediate Bond Portfolio......................................  10
    U.S. Government Securities Portfolio...................................  11
    U.S. Treasury Index Portfolio..........................................  12
  Statements of Assets and Liabilities.....................................  13
  Statements of Operations.................................................  14
  Statements of Changes in Net Assets......................................  15
  Financial Highlights.....................................................  17
Equity Portfolios
  Statements of Investments
    Balanced Portfolio.....................................................  25
    Diversified Growth Portfolio...........................................  27
    Equity Index Portfolio.................................................  28
    Focused Growth Portfolio...............................................  34
    International Equity Index Portfolio...................................  36
    International Growth Portfolio.........................................  46
    Small Company Index Portfolio..........................................  48
  Statements of Assets and Liabilities.....................................  68
  Statements of Operations.................................................  69
  Statements of Changes in Net Assets......................................  70
  Financial Highlights.....................................................  72
Notes to the Financial Statements..........................................  80

-------------------------------------------------------------------------------

OTHER INFORMATION

 . The percentage shown for each investment category reflects the value of the investments in that category as a percentage of net assets.
 . Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes or, for floating rate securities, the current reset rate.
 . Stripped securities represent the right to receive either future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
INVESTMENT OUTLOOK
WHAT HAS CHANGED
Financial markets moved higher during the period as the flow of economic data remained market friendly. Weaker-than-expected retail sales and still-benign inflation reports convinced investors that growth was slowing materially and that price pressures did not warrant a tightening of Federal Reserve policy. Bonds rallied on the good news and drew further support from the Treasury's reduced financing calendar. Stocks also did well, moving further into record territory amid increased volatility. Overseas, the financial outlook for Europe remained ambiguous as European Monetary Union participants signed the stability pact without reconciling France's desire to loosen the fiscal discipline demanded by the Treaty.

ECONOMY: MODERATE GROWTH TO CONTINUE IN 1997
The pace of economic activity slowed significantly in the second quarter. Just as first quarter final demand was artificially boosted by unseasonably good weather, second quarter final demand has been artificially dampened by unseasonably bad weather. But the underlying fundamentals for domestic demand, plentiful employment opportunities, rising labor compensation, and increasing household wealth remain favorable, suggesting that demand growth will pick up in the second half of the year. Despite the softening in domestic demand, foreign demand has been strong. The demand for U.S. exports has been especially robust in Canada, Mexico, the United Kingdom, and Latin America. After their surge in the first quarter, inventories continued to rise early in the second three-month period of the year. Nevertheless, these inventories do not yet appear to be increasing involuntarily as they continue to remain low relative to sales. The labor markets remain tight as evidenced by an unemployment rate below 5%. There continues to be anecdotal reports of increased difficulties of finding qualified job applicants at current wage rates. So far, the relative scarcity of labor has not translated into appreciably higher core inflation. In recent months, however, there have been indications of a marginal acceleration in the prices of consumer services. It is in the service sector where the most vulnerability to higher inflation lies. This sector's prices are less affected by the behavior of foreign exchange rates because services are not traded internationally to the extent that goods are. Because the service sector is more labor intensive than the goods sector, tight labor market conditions could more quickly result in higher prices for services. Despite signs of a slow drift up in service sector inflation, consumer goods inflation shows no similar upward drift. Falling energy prices have kept overall inflation well in check.
  As long as the economy continues to grow near its potential, which is our forecast, risks will remain on the side of a drift up in inflation. As a result, the Federal Reserve will have a bias de facto if not de jure toward tightening policy. To some degree, the Federal Reserve's latitude to act preemptively against inflation may have been restricted by its past success in holding down inflation. There is an evolving view that we are now in an economic environment incapable of generating higher inflation. This belief is especially popular in Congress currently, which opens up the Federal Reserve to severe bipartisan criticism whenever it tightens. Also, with more people coming off the welfare rolls because of system reforms, the Federal Reserve is under political pressure to allow the economy to continue to grow relatively rapidly in order to create employment opportunities for former welfare recipients. But even if these pressures were to keep the Federal Reserve from tightening as soon as it might otherwise do, the lack of inflation psychology in the economy, the lack of big new government spending programs, continued low inflation in the Group of Seven industrial nations, and a continued large volume of goods being exported from China and former Iron Curtain countries should still enable the Federal Reserve to remain in a fine-tuning tightening mode rather than having to engage in tightening of a major countercyclical nature.

THE BOND MARKET IS ATTRACTIVE
Rates fell moderately and the yield curve flattened during the period on evidence of decelerating economic activity and still-benign inflation. Reduced Treasury issuance, reflecting lowered funding needs due to the shrinking federal deficit, helped to fuel the rally. By quarter's end, the market had removed expectations of a rate hike at July's meeting of the Federal Open Market Committee but continued to reflect one modest increase prior to years end. The yield on the 10-year Treasury closed near its low for the quarter and 48 basis points below its mid-April highs.

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company, or its affiliates, and are not Federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

-------------------------------------------------------------------------------
  We continue to view the bond market as attractive and believe that today's generous real yields provide adequate compensation for the risk that rates may move temporarily higher due to cyclical pressures beyond those already factored into the market. On a secular basis, we believe that the growth and inflation assumptions underpinning the balanced budget agreement will require that our elected representatives adhere to policies supportive of low inflationary growth. Additionally, the implicit benchmarking provided by the budget agreement heightens our longer-term confidence that U.S. fiscal policy will stay on track. In the shorter term, surging tax receipts spawned by the vibrant U.S. economy and ongoing efforts to downsize government spending have created a very favorable supply/demand situation in the Treasury market. Although the deficit has declined from $255 billion in fiscal 1993 to near $70 billion in fiscal 1997, net interest payments on outstanding government debt have risen from $200 billion to $250 billion. On a purely technical basis, the pool of interest payment cash flows increasingly outstripping the supply of new government bonds supports higher Treasury prices. In addition, sharp reductions in the supply of Treasuries should lessen recurring concerns about potential selling by foreign central banks and/or hedge funds. Importantly, we believe that the sound fiscal policies manifested in these favorable technical trends should, over time, help reduce the risk premium priced into today's bond yields.
  In contrast, the fiscal outlook for Europe remains ambiguous, notwithstanding France's recent decision to sign off on the European Monetary Union stability pact. Growing uncertainties regarding the viability of European Monetary Union and the timing of fundamental structural reform in Europe appear to be making U.S. financial markets look relatively attractive. U.S. debt securities have benefited versus German debt instruments as the yield spread on 10-year U.S. versus German bonds has contracted nearly 35 basis points in the past six weeks. Risks to European investments are unlikely to dissipate in the near future and favor a further reduction in the U.S. market's risk premium.
  Our characterization of the U.S. bond market remains modestly positive. Real yields remain attractive, and we expect the balanced budget agreement to promote bond-friendly policies in the years to come. In addition, the combination of sound fiscal policies and reduced Treasury issuance should help to lower the risk premium incorporated in today's yield structure. We recommend positioning bond portfolios neutral to slightly long relative to their benchmarks.

EARNINGS AND INTEREST RATES SHOULD CONTINUE TO SUPPORT EQUITIES
The market roared ahead from the corrective lows of early April, setting record after record along the way. It climbed 20% in the quarter and broadened in May and June to include small- and middle-capitalization stocks even as the technology sector faltered a bit. Profits remained healthy as fears of labor cost increases proved unfounded. Every time interest rates fell, stocks seemed to rally to new highs. Add the ample liquidity of the public to good earnings and lower rates, and the rally was not surprising even though its intensity was. Certainly the biggest market story of the past 18 months has been the incessant rise in stocks fueled by good fundamentals and strong liquidity, completely overwhelming valuation concerns. The fundamentals are strong but stocks look expensive; the fundamentals are consistently winning this conundrum.
  Most foreigners mistrust the U.S. market despite the three-year uptrend mainly because valuations are rich and they have been persistently underweighted. Foreigners en masse so far have refused to jump in. Yet the trend may yet prove irresistible, and, coupled with strong individual demand against a backdrop of falling rates, stocks could move still higher. For example, if rates were to fall below their old low of 5.75% in the next 18 months, stocks could easily sell at between 23 and 24 times S&P 500 earnings of nearly $50.00 per share. That translates to nearly 1,200 on the S&P 500, double last July's correction low. If earnings are sustained via productivity gains from the aggressive spending on technology, considerable upside is still possible. These indeed are some concepts and possibilities we will address in next month's roundtable discussion.
  Volatility has been on the rise, and, unfortunately for investors' sleep patterns, it appears set to stay. While point moves seem exaggerated, in percentage terms the change is more reasonable. However, with high valuations and ample liquidity, investors' response to news seems to push stocks up or down at a faster pace. We would not be surprised to see 300- to 500-point swings occur in any one week, but as the last few years have shown, investors remain prepared to buy each dip, halting more downside action. Inflation and interest rates still look good and there is little else to attract the long-term investment dollar. Cash flow supports and pushes shares higher, but more volatile trading days

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
INVESTMENT OUTLOOK--CONTINUED
and weeks are the result. We suggest riding through the short-term bumps as long as the journey seems destined to end at higher levels.

FOREIGN MARKETS ARE BEING DRIVEN BY PROFITS AND LIQUIDITY
The past quarter proved quite profitable for most foreign bourses as EAFE (Europe, Australia, Far East) rose about 12% led by a rebound in markets such as Japan (up 12%), Hong Kong (up 21%), the core deutschemark block countries (up 15%), and Spain (up 24%). In addition, the U.S. dollar fell about 10% versus the yen while staying steady versus most other currencies, enhancing Japanese returns to U.S.-based investors. The trigger for the various rallies was benign interest rates coupled with improving profit prospects. For the first time in nearly three years, onsensus earnings for Japan and Europe actually rose. Pacific Rim problems remained in force outside of Hong Kong, plagued by profit downgrades, a questionable electronic cycle, and the still weak yen compared with year-ago levels. In addition, the traditional growth region of the world has faced stiff competition for the investment dollar as both Eastern Europe and Latin America compete strongly for growth investors. In fact, last quarter Latin America also performed strongly as the stock markets of Mexico, Argentina, Peru, and Brazil all rose at least 17%. We are just back from a trip to Europe, and the view from there towards both Europe and the rest of the world is very interesting. Of course, European Monetary Union, in the wake of the French elections in which the Socialists were returned to power, dominated concerns. Nonetheless, an upbeat attitude toward Europe is strongly in evidence. Cyclically things are improving as growth in 1997 and 1998 is expected to rise 2.5% to 3%, profit estimates are being raised, and restructuring and shareholder value have reached near manic proportions. The key will be who delivers on the promises, but evidence abounds that it is happening on a company-by-company basis.
  Longer term, the benefits of European Monetary Union will kick in and further spur growth beyond 1999, in most people's view. The situation in the short- and long-term looks good, but many leading strategists are a bit concerned over valuation levels as prices seem to reflect a lot of good news. However, the fundamentals look good, liquidity is ample, and restructuring is just beginning. In view of the last seven years in the U.S., the optimists see several years of good earnings in Europe, especially since spending on technology (and thus the productivity benefits) still significantly lags the U.S. Stocks are selling at mid to high teens price/earnings ratios, and with most of the earnings cycle still ahead, Europe looks attractive even though a correction or consolidation is expected after a 20% gain in 1996 and a 25% to 30% climb to date in 1997. As one observer put it, the stronger dollar is just icing on the cake.
  Most U.K. investors also are bullish on Japan and cautious on Asia, following the relative earnings momentum. More than one person observed that after badly missing the last 30-month rally in the U.S., global investors cannot afford to miss a big rally in the second-biggest world market. Thus, some of the bullishness is perhaps defensive, but nonetheless, Japan is viewed positively with various objectives of 15% to 25% higher prices from present levels, a potential we agree with, at least on the lower end. In the rest of Asia, the consensus is "long and wrong" although a heavy weighting in Hong Kong has helped ease the pain of poor performance in Malaysia, Singapore, the Philippines, and especially Thailand. As growth in Southeast Asia has slowed and consequently has picked up in Latin America, investment flows have certainly moved toward the Latin markets. As detailed earlier, the view on the U.S. market is a bit mixed, but generally Europeans see earnings peaking and the market as having run too far, certainly in regards to jumping in now after several years of underweighting positions and poor relative performance in their global accounts.

July 8, 1997

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

           Description
-----------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------------
                                 BOND PORTFOLIO
 ASSET-BACKED SECURITIES--2.2%
 AUTOMOTIVE--2.2%
           General Motors
            Acceptance Corp.
           Series: 1993-B,
            Class A
 $   426     4.000%      09/15/98 $    424
           WFS Financial Owner
            Trust
           Series: 1997-A,
            Class A-3
  10,000     6.500       09/20/01    9,995
                                  --------
                                    10,419
                                  --------
 HOME EQUITY LOANS--0.0%
           U.S. Home Equity
            Loan, Series: 1991-
            2
      62     8.500       04/15/21       62
-----------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $10,483)                  $ 10,481
-----------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  10.7%
           American Southwest
           Financial Securities
           Corp., Series: 1996
           FHA-1, Class A-1
 $ 9,585     6.675%      12/25/01 $  9,576
           Countrywide Funding
            Corp.,
           Series: 1993-1,
            Class A-4
  13,567     4.384       10/25/23   11,597
           Countrywide Mortgage
           Backed Securities
           Inc., Series: 1993-
           D, Class A-11
   6,047     5.796       01/25/09    4,645
           Delta Funding Corp.,
           Interest Only
           Stripped Security*,
           Series: 1991-1,
           Class A-4(/1/)
   --        --          01/01/06      116
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Security*,
           Series: 1995-QE9
   --        --          11/25/25    1,183
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Series: 1994-Q8,
           Class 2-A1
   4,864     7.250       05/25/24    4,834
           PaineWebber Mortgage
            Acceptance Corp.,
           Series: 1993-9,
            Class A-15
   7,919     7.000       10/25/23    7,632
           PNC Mortgage
            Securities Corp.,
           Series: 1996-PR1,
            Class A(/1/)
  10,207     8.151       04/28/27   10,345
-----------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $50,949)      $ 49,928
-----------------------------------------------
 CORPORATE AND FOREIGN GOVERNMENT BONDS--
  11.2%
 FINANCIAL--1.0%
           General Motors
            Acceptance Corp.
 $ 4,285     8.875%      06/01/00 $  4,856
                                  --------

           Description
-----------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
 FOREIGN GOVERNMENT BOND--3.4%
           Quebec Province,
            Canada Medium Term
            Note
 $15,450     7.220%      07/22/36 $15,899
                                  -------
 INDUSTRIAL--1.7%
           Penney (J.C.) & Co.,
            Inc.
   7,700     6.900       08/15/03   7,691
                                  -------
 INSURANCE SERVICES--2.7%
           Lumberman's Mutual
            Casualty Co.
   6,000     9.150       07/01/26   6,432
           Anthem
            Insurance(/1/)
   6,000     9.000       04/01/27   6,071
                                  -------
                                   12,503
                                  -------
 SANITARY SERVICES--2.4%
           WMX Technologies
  11,000     7.100       08/01/03  11,041
-----------------------------------------
 TOTAL CORPORATE AND FOREIGN
  GOVERNMENT BONDS (Cost
  $50,881)                        $51,990
-----------------------------------------
 U.S. GOVERNMENT AGENCIES--9.3%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  9.3%
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  INTEREST ONLY STRIPPED SECURI-
  TY*--0.0%
           Series: 1392, Class
            S
 $    --     --%         09/15/18 $    31
                                  -------
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  PRINCIPAL ONLY STRIPPED SECU-
  RITY*--0.1%
           Series: G011, Class
            B
     912     --          04/25/23     636
                                  -------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST--4.1%
           Series: 1991-127,
            Class SA
     588     11.658      09/25/98     601
           Series: 1996-M4,
            Class A
   8,479     7.750       03/17/17   8,563
           Series: 1990-3,
            Class 3-D
     604     8.500       07/25/18     609
           Series: 1992-73,
            Class G
   7,500     7.500       04/25/21   7,562
           Series: 1886, Class
            SD
   2,306     2.550       12/15/23   1,605
                                  -------
                                   18,940
                                  -------
 FEDERAL NATIONAL MORTGAGE ASSO-
  CIATION REMIC TRUST
  INTEREST ONLY STRIPPED SECURI-
  TIES*--1.1%
           Series: G-12, Class
            S
      --     --          05/25/21     509
           Series: 1997-20,
            Class IO
      --     --          03/25/27   4,482
                                  -------
                                    4,991
                                  -------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

           Description
------------------------------------------
 Principal
  Amount/                Maturity
  Shares   Rate            Date    Value
------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSO-
  CIATION REMIC TRUST
  PRINCIPAL ONLY STRIPPED SECU-
  RITIES*--4.0%
           Series: 1993-161,
            Class B
 $ 3,641     --%         10/25/18 $  3,470
           Series: 1993-132,
            Class D
   1,947     --          10/25/22      969
           Series: 1993-184,
            Class L
   7,585     --          09/25/23    4,731
           Series: 1993-205,
            Class EA
   3,150     --          09/25/23    2,072
           Series: 1994-9,
            Class G
   1,623     --          11/25/23    1,532
           Series: 1996-14,
            Class PR
   9,000     --          01/25/24    5,727
                                  --------
                                    18,501
                                  --------
 MORTGAGE-BACKED SECURITIES--
  0.0%
 FEDERAL HOME LOAN MORTGAGE
  CORP.--0.0%
 $     1     6.500%      06/01/04 $      1
------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $42,341)                  $ 43,100
------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  47.3%
 U.S. TREASURY NOTES--35.4%
 $23,600     6.750%      05/31/99 $ 23,836
  28,745     6.870       08/31/99   29,109
   3,300     7.750       01/31/00    3,413
  85,400     6.625       07/31/01   85,853
  21,675     7.500       02/15/05   22,789
                                  --------
                                   165,000
                                  --------
 U.S. TREASURY BONDS--11.9%
  41,365     7.125       02/15/23   41,947
  15,000     6.125       02/15/26   13,202
                                  --------
                                    55,149
------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $220,710)                 $220,149
------------------------------------------
 PREFERRED STOCKS--9.6%
 AGENCY--3.2%
  15,000   Home Ownership
            Funding Corp.         $ 14,806
                                  --------
 ENTERTAINMENT AND LEISURE--1.8%
   8,450   Lazara Corp.              8,440
                                  --------
 FINANCIAL--1.8%
   8,190   Marquette Real
            Estate Funding
            Corp.                    8,142
                                  --------
 REAL ESTATE--2.8%
   8,600   1585 Broadway Corp.       8,582
   4,600   Tier One Properties,
            Inc.                     4,631
                                  --------
                                    13,213
------------------------------------------
 TOTAL PREFERRED STOCKS (Cost
  $44,854)                        $ 44,601
------------------------------------------

           Description
-------------------------------------------

 Principal               Maturity
  Amount   Rate            Date    Value
-------------------------------------------
 FLOATING RATE BANK NOTES--5.5%
           Lloyds Bank PLC
 $11,450     5.875%      06/13/97 $ 10,470
           National Australia
            Bank
   3,000     6.181       10/15/97    2,712
           National Westminster
            Bank
  13,800     5.938       08/29/97   12,343
-------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $24,194)                  $ 25,525
-------------------------------------------
 SHORT-TERM INVESTMENT--5.4%
           Bank of Tokyo-
            Mitsubishi, Grand
            Cayman
 $25,261     5.750%      06/02/97 $ 25,261
-------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $25,261)                  $ 25,261
-------------------------------------------
 TOTAL INVESTMENTS--101.2%
  (Cost $469,673)                 $471,035
-------------------------------------------
 Liabilities, less other as-
  sets--(1.2)%                      (5,346)
-------------------------------------------
 NET ASSETS--100.0%               $465,689
-------------------------------------------
-------------------------------------------

*At May 31, 1997, effective yields on these Interest Only and Principal Only stripped securities ranged from approximately 5.00% to 15.00%.
(/1/)At May 31, 1997, the Portfolio owned restricted securities valued at approximately $16,532,000 (3.6% of net assets), with an aggregate cost basis of $16,799,000. These securities may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

           Description
------------------------------------------------------
   Local
 Currency/
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                          INTERNATIONAL BOND PORTFOLIO
 DEBT OBLIGATIONS--95.0%
 AUSTRALIAN DOLLAR--4.8%
           Commonwealth of
           Australia
     1,580     10.000%   10/15/02 $ 1,368
                                  -------
 BELGIAN FRANC--2.0%
           Kingdom of Belgium
    18,275      7.500    07/29/08     573
                                  -------
 BRITISH POUND STERLING--17.6%
           Abbey National PLC
       825      6.000    08/10/99   1,317
           Lloyds Bank PLC
       800      7.375    03/11/04   1,289
           Treasury of Great
           Britain
     1,420      8.000    06/10/03   2,420
                                  -------
                                    5,026
                                  -------
 CANADIAN DOLLAR--6.7%
           Province of Ontario
     1,050      7.300    09/27/05     786
           Province of Quebec
     1,325     10.300    10/15/01   1,112
                                  -------
                                    1,898
                                  -------
 DANISH KRONE--6.0%
           Kingdom of Denmark
    10,100      8.000    03/15/06   1,718
                                  -------
 FRENCH FRANC--4.4%
           Electricite de
           France
     6,200      8.600    04/09/04   1,259
                                  -------
 GERMAN MARK--14.6%
           Federal Republic of
           Germany
     1,795      6.300    01/04/24     989
           LKB Global Bond
     1,500      6.000    05/10/99     915
           Republic of Austria
     1,670      8.000    01/30/02   1,104
           Republic of Finland
     1,920      5.500    02/09/01   1,162
                                  -------
                                    4,170
                                  -------
 ITALIAN LIRA--8.8%
           Republic of Italy
 4,000,000      8.500    04/01/04   2,514
                                  -------
 JAPANESE YEN--15.4%
           Asian Development
           Bank
    90,000      5.000    02/05/03     884
           European Bank for
           Reconstruction and
           Development
    95,000      5.900    11/26/99     904

           Description
-----------------------------------------
   Local
 Currency/
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
           International Bank
           for Reconstruction
           and Development
 100,000       4.500%    03/20/03 $   967
           Japan Development
           Bank
 160,000       6.500     09/20/01   1,630
                                  -------
                                    4,385
                                  -------
 NETHERLANDS GUILDER--5.4%
           Kingdom of the
           Netherlands
   2,615       8.500     03/15/01   1,546
                                  -------
 SPANISH PESETA--4.6%
           Kingdom of Spain
 120,000      11.300     01/15/02   1,014
  35,000      10.000     02/28/05     293
                                  -------
                                    1,307
                                  -------
 SWEDISH KRONA--4.0%
           Kingdom of Sweden
   7,400      10.300     05/05/03   1,137
                                  -------
 UNITED STATES DOLLAR--0.7%
           U.S. Treasury Bond
     200       7.100     02/15/23     203
-----------------------------------------
 TOTAL DEBT OBLIGATIONS (Cost
  $26,864)                        $27,104
-----------------------------------------
 SHORT-TERM INVESTMENT--2.6%
 United States Dollar
           Bank of Tokyo-
           Mitsubishi, Grand
           Cayman
 $   746       5.750%    06/02/97 $   746
-----------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $746)                     $   746
-----------------------------------------
 TOTAL INVESTMENTS--97.6%         $27,850
  (Cost $27,610)
-----------------------------------------
 Other assets, less liabili-
  ties--2.4%                          671
-----------------------------------------
 NET ASSETS--100.0%               $28,521
-----------------------------------------
-----------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
----------------------------------------------------
                            SHORT DURATION PORTFOLIO
 U.S. GOVERNMENT OBLIGATION--
  11.0%
           U.S. Treasury Note
  $ 5,000     5.875%     11/15/99 $ 4,948
----------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TION
  (Cost $5,009)                   $ 4,948
----------------------------------------------------
 FOREIGN CERTIFICATE OF DEPOS-
  IT--2.2%
           Sanwa Bank, New York
           Branch
  $ 1,000     5.630%     06/23/97 $ 1,000
----------------------------------------------------
 TOTAL FOREIGN CERTIFICATE OF
  DEPOSIT
  (Cost $1,000)                   $ 1,000
----------------------------------------------------
 COMMERCIAL PAPER--66.1%
 ASSET-BACKED SECURITIES--4.4%
           Kitty Hawk Funding
           Corp.
  $ 1,000     5.728%     06/20/97 $   997
           Variable Funding
           Capital
    1,000     5.611      06/10/97     998
                                  -------
                                    1,995
                                  -------
 BROKERAGE SERVICES--2.2%
           Morgan Stanley
           Group, Inc.
    1,000     5.621      06/30/97     995
                                  -------
 INDUSTRIAL MACHINES AND COM-
  PUTER EQUIPMENT--4.6%
           International
           Business Machines
           Corp.
      100     5.525      06/26/97      99
           John Deere Capital
           Corp.
    2,000     5.482      06/26/97   1,992
                                  -------
                                    2,091
                                  -------
 ELECTRONIC AND OTHER ELECTRICAL
  COMPONENTS--4.4%
           General Electric
           Capital Corp.
    2,000     5.506      06/30/97   1,991
                                  -------
 EXECUTIVE, LEGISLATIVE & GEN-
  ERAL GOVERNMENT--2.2%
           APEX Funding Corp.
    1,000     5.625      06/25/97     996
                                  -------
 GENERAL MERCHANDISE STORES--
  4.4%
           Sears Roebuck
           Acceptance Corp.
    2,000     5.506      06/30/97   1,991
                                  -------
 INSURANCE CARRIERS--8.4%
           New Center Asset
           Trust
    2,000     5.506      06/30/97   1,991
           NFC Asset Trust
    1,000     5.636      06/24/97     996
           Special Purpose
           Accounts Receivable
           Cooperative Corp.
      800     5.617      06/10/97     799
                                  -------
                                    3,786
                                  -------

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 NONDEPOSITORY BUSINESS CREDIT
  INSTITUTIONS--22.2%
           American Express
           Credit Co.
  $ 2,000     5.556%     06/30/97 $ 1,991
           American General
           Finance Corp.
    2,000     5.591      06/30/97   1,991
           Associates
           Corporation of North
           America
    2,000     5.519      06/30/97   1,991
           Beneficial Corp.
    2,000     5.516      06/30/97   1,991
           Household Finance
           Corp.
    2,000     5.476      06/30/97   1,991
                                  -------
                                    9,955
                                  -------
 REAL ESTATE--2.2%
           SRD Finance, Inc.
    1,000     5.631      06/26/97     996
                                  -------
 TRANSPORTATION--11.1%
           Chrysler Financial
           Corp.
    2,000     5.576      06/27/97   1,992
           Ford Credit Canada
           Ltd.
    1,000     5.655      06/10/97     998
           General Motors
           Acceptance Corp.
    2,000     5.536      06/30/97   1,991
                                  -------
                                    4,981
------------------------------------------
 TOTAL COMMERCIAL PAPER
  (Cost $29,777)                  $29,777
------------------------------------------
 SHORT-TERM INVESTMENT--1.0%
           Bank of Montreal,
           Canada
  $   462     5.688%     06/02/97 $   462
------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $462)                     $   462
------------------------------------------
 REPURCHASE AGREEMENT--22.2%
           Bear Stearns & Co.,
           Inc., Dated
           05/30/97, Repurchase
           Price $10,005 (U.S.
           Government
           Securities
           Collateralized)
  $10,000     5.700%     06/02/97 $10,000
------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (Cost $10,000)                  $10,000
------------------------------------------
 TOTAL INVESTMENTS--102.5%
  (Cost $46,248)                  $46,187
------------------------------------------
 Liabilities, less other as-
  sets--(2.5)%                     (1,138)
------------------------------------------
 NET ASSETS--100.0%               $45,049
------------------------------------------
------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

           Description
--------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
--------------------------------------------------------
                       SHORT-INTERMEDIATE BOND PORTFOLIO
 ASSET-BACKED SECURITIES--9.0%
 AUTOMOTIVE--9.0%
           Olympic Automobile
           Receivables Trust
 $ 2,931   5.950%      11/15/99   $  2,937
   2,062   7.875       07/15/01      2,099
           Olympic Automobile
           Receivables Trust,
           Interest Only
           Stripped Security*
      --   --        01/15/99          925
           Premier Auto Trust
   1,177   4.750     02/02/00        1,174
           Western Financial
           Automobile Loan
           Trust
           Series: 1992, Class
           3
     192   4.700     01/01/98          192
           Series: 1994-4,
           Class A-1
   1,083   7.100     01/01/00        1,088
           Series: 1997-A,
           Class A-3
   5,800   6.500     09/20/01        5,797
--------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $14,693)                  $ 14,212
--------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  17.6%
           Donaldson, Lufkin &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Series: 1994-Q8,
           Class 2-A1
 $ 2,091   7.250%    05/25/24     $  2,078
           Financial Asset
           Securitization,
           Inc.,
           Series: 1997-NAMC,
           Class FXA-3
   6,074   7.350     04/25/27        6,083
           GE Capital Mortgage
           Services, Inc.,
           Series: 1994-15,
           Class A-16
   8,299   6.000     04/25/09        7,841
           PNC Mortgage
           Securities Corp.,
           Series: 1996-PR1,
           Class A
   2,932   8.150     04/28/27        2,971
           Prudential Home
           Mortgage Securities
           Co.,
           Series: 94-1, Class
           A
   9,143   6.000     02/25/09        8,869
--------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $28,040)      $ 27,842
--------------------------------------------------------
 CORPORATE OBLIGATIONS--10.2%
 BROKERAGE SERVICES--7.1%
           Donaldson, Lufkin &
           Jenrette, Inc.
           Medium Term Note
 $ 6,500   5.625%    02/15/16     $  6,227
           Salomon Brothers,
           Inc. Medium Term
           Notes
   3,000   5.500     01/31/98        2,984
   2,000   5.700     02/11/98        1,991
                                  --------
                                    11,202
                                  --------
 ELECTRICAL UTILITY--3.1%
           Tenaga Nasional
           Berhad
   4,800   7.200     04/29/07        4,852
--------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS
  (Cost $16,272)                  $ 16,054
--------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--7.8%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  7.8%
 FEDERAL HOME LOAN MORTGAGE AS-
  SOCIATION REMIC TRUST PRINCI-
  PAL ONLY STRIPPED SECURITY*--
  2.7%
           Series: 1571, Class
           BA
 $ 4,490   --%         04/15/19   $  4,215
                                  --------

           Description
-------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST--3.6%
           Series: 1996-M4,
           Class A
  $ 5,652  7.750%      03/17/17 $  5,709
                                --------
 FEDERAL NATIONAL MORTGAGE ASSO-
  CIATION REMIC TRUST PRINCIPAL
  ONLY STRIPPED SECURITIES*--
  1.5%
           Series: 1993-161,
           Class B
      910  --          10/25/18      868
           Series: 1994-9,
           Class G
    1,623  --          11/25/23    1,532
                                --------
                                   2,400
-------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $11,156)                $ 12,324
-------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  48.6%
 U.S. TREASURY NOTES--48.6%
 $  4,000    5.375%      05/31/98 $  3,981
    2,000    5.125       11/30/98    1,974
   23,525    6.750       05/31/99   23,760
   13,675    6.875       08/31/99   13,848
   11,900    7.750       01/31/00   12,305
    4,000    5.500       12/31/00    3,883
    4,890    6.625       06/30/01    4,915
   12,000    6.625       07/31/01   12,064
-------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $77,003)                  $ 76,730
-------------------------------------------
 SHORT-TERM INVESTMENT--9.2%
           Bank of Tokyo-
           Mitsubishi, Grand
           Cayman
   $14,515   5.750%      06/02/97 $ 14,515
-------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $14,515)                  $ 14,515
-------------------------------------------
 TOTAL INVESTMENTS--102.4%
  (Cost $161,679)                 $161,677
-------------------------------------------
 Liabilities, less other as-
  sets--(2.4)%                      (3,756)
-------------------------------------------
 NET ASSETS--100.0%               $157,921
-------------------------------------------
-------------------------------------------

*At May 31, 1997, effective yields on these Interest Only and Principal Only stripped securities ranged from approximately 5.00% to 7.00%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
----------------------------------------------------------
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
 U.S. GOVERNMENT AGENCIES--33.6%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  26.6%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--
  3.1%
           Series: 1296, Class
           H
 $ 1,781     11.956%     07/15/99 $  1,911
           Series: 1520, Class
           F
     672     5.650       09/15/04      666
                                  --------
                                     2,577
                                  --------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST--23.5%
           Series: 1991-127,
           Class S
   2,590     11.979      09/25/98    2,716
           Series: 1997-M1,
           Class A
   3,343     6.783       01/17/03    3,342
           Series: 1993-085,
           Class PD
   4,191     5.500       07/25/03    4,163
           Series: 1993-133,
           Class EZ
   3,734     5.850       02/25/17    3,658
           Series: 1996-M4,
           Class A
   3,768     7.750       03/17/17    3,806
           Series: 1992-200,
           Class E
   1,000     6.250       06/25/17      997
           Series: 1998-14,
           Class 14-F
     246     9.200       12/25/17      253
           Series: 1992-20,
           Class IO,
           Interest Only
           Stripped Security*
      --       --        03/25/27      727
                                  --------
                                    19,662
                                  --------
 MORTGAGE-BACKED SECURITIES--4.6%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--
  0.6%
 $   493     7.722%      11/01/24 $    506
                                  --------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--
  4.0%
   3,139     7.776       01/01/31    3,304
                                  --------
                                     3,810
                                  --------
 AGENCY OBLIGATIONS--2.4%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--
  0.6%
 $   500     7.130%      06/30/05 $    490
                                  --------
 TENNESSEE VALLEY AUTHORITY NOTE--1.8%
   1,500     6.235       07/15/45    1,484
                                  --------
                                     1,974
----------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $27,976)                  $ 28,023
----------------------------------------------------------

           Description
-------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--76.4%
 U.S. TREASURY NOTES
 $ 7,000     5.500%      11/15/98 $  6,946
   9,000     6.750       05/31/99    9,090
  12,000     7.750       01/31/00   12,409
  25,000     6.125       07/31/00   24,820
     715     6.625       06/30/01      719
   9,840     6.625       07/31/01    9,892
-------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $64,244)                  $ 63,876
-------------------------------------------
 SHORT-TERM INVESTMENT--3.6%
           Federal Home Loan
           Bank Discount Note
 $ 2,995     5.400%      06/02/97 $  2,995
-------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $2,995)                   $  2,995
-------------------------------------------
 TOTAL INVESTMENTS--113.6%
  (Cost $95,215)                  $ 94,894
-------------------------------------------
 Liabilities, less other as-
  sets--(13.6)%                    (11,328)
-------------------------------------------
 NET ASSETS--100.0%               $ 83,566
-------------------------------------------

*At May 31, 1997, the effective yield on this Interest Only stripped security was 7.00%.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

           Description
------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                         U.S. TREASURY INDEX PORTFOLIO
 U.S. GOVERNMENT OBLIGATIONS--
  95.0%
 U.S. TREASURY NOTES--66.6%
 $1,115       9.250%     08/15/98 $ 1,157
  6,100       5.000      01/31/99   5,994
  1,400       5.250      02/28/99   1,385
    850       7.875      11/15/99     880
  3,800       7.750      01/13/00   3,929
  2,100       6.500      05/31/01   2,103
  4,000       6.250      02/15/03   3,945
  1,000       6.250      02/15/07     973
                                  -------
                                   20,366
                                  -------
 U.S. TREASURY BONDS--28.4%
    435      13.875      05/15/11     640
    660      14.000      11/15/11     989
    490      13.250      05/15/14     742
  1,250       7.250      05/15/16   1,286
    900       8.125      05/15/21   1,015
  1,700       6.250      08/15/23   1,549
  2,500       6.875      08/15/25   2,469
                                  -------
                                    8,690
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $29,184)                  $29,056
------------------------------------------------------
 SHORT-TERM INVESTMENT--3.6%
           Federal Home Loan
           Bank Discount Note
 $1,095      5.400%      06/02/97 $ 1,095
------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $1,095)                   $ 1,095
------------------------------------------------------
 TOTAL INVESTMENTS--98.6%
  (Cost $30,279)                  $30,151
------------------------------------------------------
 Other assets, less liabili-
  ties--1.4%                          445
------------------------------------------------------
 NET ASSETS--100.0%               $30,596
------------------------------------------------------
------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 1997
(All amounts in thousands, except net asset value per unit)
(Unaudited)

                                                               Short-       U.S.      U.S.
                                    International   Short   Intermediate Government Treasury
                            Bond        Bond      Duration      Bond     Securities   Index
                          Portfolio   Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
---------------------------------------------------------------------------------------------
ASSETS:
Investments in securi-
ties, at cost             $469,673     $27,610     $36,248    $161,679    $95,215    $30,279
Repurchase agreement, at
cost                            --          --      10,000          --         --         --
---------------------------------------------------------------------------------------------
Investments in securi-
ties, at value            $471,035     $27,850     $36,187    $161,677    $94,894    $30,151
Repurchase agreement, at
value                           --          --      10,000          --         --         --
Cash and foreign curren-
cies                         1,095          22          --         848        308          4
Unrealized appreciation
on forward foreign cur-
rency contracts                 --          25          --          --         --         --
Receivables:
 Interest                    6,332         607          18       1,642      1,281        444
 Fund units sold               199          --           1         200         --         --
 Investment securities
  sold                          --          --          --          --         19         --
 Foreign tax reclaims           --          17          --          --         --         --
 Administrator                  11          --           7           8          6          6
Deferred organization
costs, net                       8          29          19           8         11          8
Other assets                     6           9           4           1          2          1
---------------------------------------------------------------------------------------------
TOTAL ASSETS               478,686      28,559      46,236     164,384     96,521     30,614
---------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Investment securities
  purchased                  9,997          --          --       5,798         --         --
 Fund units redeemed         2,818          --       1,138         600     12,913         --
 Distributions to
  unitholders                   --          --          28          --         --         --
Accrued expenses:
 Advisory fees                  99          17           6          33         21          4
 Administration fees            39           4           4          13          8          3
 Transfer agent fees             8          --          --           1          1         --
 Custodian fees                  3           7           4           4          2          2
Other liabilities               33          10           7          14         10          9
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES           12,997          38       1,187       6,463     12,955         18
---------------------------------------------------------------------------------------------
NET ASSETS                $465,689     $28,521     $45,049    $157,921    $83,566    $30,596
---------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital           $463,078     $28,096     $45,654    $157,909    $84,182    $31,677
Accumulated undistrib-
uted net investment in-
come                           318         320          35         171        122         43
Accumulated net realized
 gains (losses) on in-
 vestments, forward for-
 eign currency contracts
 and foreign currency
 transactions                  931        (159)       (579)       (157)      (417)      (996)
Net unrealized
 appreciation
 (depreciation) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions       1,362         265         (61)        (2)       (321)      (128)
Net unrealized losses on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         (1)          --          --         --         --
---------------------------------------------------------------------------------------------
NET ASSETS                $465,689     $28,521     $45,049    $157,921    $83,566    $30,596
---------------------------------------------------------------------------------------------
Total units outstanding
(no par value), unlim-
ited units authorized
 Class A                    20,069       1,401       4,515       7,753      4,008      1,454
 Class C                     2,726          --          --          --        186         --
 Class D                         8           3          --          23         15         69
---------------------------------------------------------------------------------------------
Net asset value, offer-
ing and redemption price
per unit
 Class A                  $  20.42     $ 20.32     $  9.98    $  20.31    $ 19.85    $ 20.09
 Class C                  $  20.42          --          --          --    $ 19.85         --
 Class D                  $  20.40     $ 20.28          --    $  20.26    $ 19.81    $ 20.05
---------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 1997
(All amounts in thousands)
(Unaudited)

                                                               Short-       U.S.      U.S.
                                    International   Short   Intermediate Government Treasury
                            Bond        Bond      Duration      Bond     Securities   Index
                          Portfolio   Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
---------------------------------------------------------------------------------------------
INTEREST INCOME:           $13,260     $   985(a)  $1,355      $5,276      $2,677     $885
---------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees     1,184         134         98         453         260       57
Administration fees            292          33         55         148          96       32
Transfer agent fees             30           2         --           8           6        2
Custodian fees                  24          34         19          15          11       11
Registration fees               23          11          7          14          14       12
Unitholder servicing
 fees                           17          --         --           1           3        1
Professional fees                9           2          2           4           2        2
Amortization of deferred
 organization costs              7           8         10           7           7        7
Trustee fees and ex-
 penses                          5           1          1           2           1        1
Other                            8           6          3           3           3        3
---------------------------------------------------------------------------------------------
TOTAL EXPENSES               1,599         231        195         655         403      128
Less voluntary waivers
 of:
 Investment advisory
  fees                        (691)        (30)       (61)       (264)       (152)     (36)
 Administration fees           (95)        (19)        --         (73)        (53)     (18)
Less: Expenses reimburs-
 able by Administrator         (74)        (38)       (73)        (46)        (37)     (35)
---------------------------------------------------------------------------------------------
Net expenses                   739         144         61         272         161       39
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       12,521         841      1,294       5,004       2,516      846
Net realized gains
 (losses) on:
 Investment transactions     3,370         112          3        (392)       (110)       3
 Foreign currency trans-
  actions                       --        (279)        --          --          --       --
Net change in unrealized
 appreciation
 (depreciation) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions      (8,873)     (2,343)       (44)     (2,169)       (670)    (685)
Net change in unrealized
 gains on translation of
 other assets and
 liabilities denominated
 in foreign currencies          --           4         --          --          --       --
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS           $ 7,018     $(1,665)    $1,253      $2,443      $1,736     $164
---------------------------------------------------------------------------------------------

(a)Net of $19 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended May 31, 1997 (Unaudited) and the Year Ended November 30, 1996
(All amounts in thousands)

                               Bond           International    Short Duration
                             Portfolio       Bond Portfolio       Portfolio
                         ------------------  ----------------  ----------------
                           1997      1996     1997     1996     1997     1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS FROM OPERA-
 TIONS:
 Net investment income   $ 12,521  $ 21,225  $   841  $ 1,892  $ 1,294  $ 2,571
 Net realized gains
  (losses) on
  investments, forward
  foreign currency
  contracts and foreign
  currency transactions     3,370     2,094     (167)     976        3       29
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments, forward
  foreign currency
  contracts and foreign
  currency transactions    (8,873)   (3,905)  (2,343)      20      (44)      --
 Net change in
  unrealized gains on
  translations of other
  assets and liabili-
  ties denominated in
  foreign currencies           --        --        4        6       --       --
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets result-
 ing from operations        7,018    19,414   (1,665)   2,894    1,253    2,600
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 A UNITHOLDERS FROM:
 Net investment income    (11,517)  (20,213)    (551)  (2,300)  (1,294)  (2,571)
 Net realized gains            --        --     (520)      --       --       --
 Return of capital             --      (556)      --       --       --       --
--------------------------------------------------------------------------------
Total distributions to
 Class A unitholders      (11,517)  (20,769)  (1,071)  (2,300)  (1,294)  (2,571)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 C UNITHOLDERS FROM:
 Net investment income       (679)     (264)      --       --       --       --
 Return of capital             --        (7)      --       --       --       --
--------------------------------------------------------------------------------
Total distributions to
 Class C unitholders         (679)     (271)      --       --       --       --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 D UNITHOLDERS FROM:
 Net investment income         (7)       (8)      (1)      (1)      --       --
 Net realized gains            --        --       (1)      --       --       --
 Return of capital             --        (1)      --       --       --       --
--------------------------------------------------------------------------------
Total distributions to
 Class D unitholders           (7)       (9)      (2)      (1)      --       --
--------------------------------------------------------------------------------
CLASS A UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                 86,524   143,593      748    5,918   27,070   64,087
 Reinvested distribu-
  tions                    10,439    18,565      874    1,747    1,269    2,425
 Cost of units redeemed   (48,338)  (79,885)  (4,609)  (6,747) (25,062) (70,201)
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from Class A
 unit transactions         48,625    82,273   (2,987)     918    3,277   (3,689)
--------------------------------------------------------------------------------
CLASS C UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                 51,632     4,311       --       --       --       --
 Reinvested distribu-
  tions                       679       271       --       --       --       --
 Cost of units redeemed    (4,423)   (1,032)      --       --       --       --
--------------------------------------------------------------------------------
Net increase in net as-
 sets resulting from
 Class C unit transac-
 tions                     47,888     3,550       --       --       --       --
--------------------------------------------------------------------------------
CLASS D UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                     67       127        9       41       --       --
 Reinvested distribu-
  tions                         6         9        2        1       --       --
 Cost of units redeemed      (124)      (37)      --       --       --       --
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from Class D
 unit transactions            (51)       99       11       42       --       --
--------------------------------------------------------------------------------
Net increase (decrease)    91,277    84,287   (5,714)   1,553    3,236   (3,660)
Net assets--beginning
 of period                374,412   290,125   34,235   32,682   41,813   45,473
--------------------------------------------------------------------------------
NET ASSETS--END OF PE-
 RIOD                    $465,689  $374,412  $28,521  $34,235  $45,049  $41,813
--------------------------------------------------------------------------------
ACCUMULATED UNDISTRIB-
 UTED NET INVESTMENT
 INCOME                  $    318  $     --  $   320  $    31  $    35  $    35
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS--CONTINUED
For the Six Months Ended May 31, 1997 (Unaudited) and the Year Ended November 30, 1996
(All amounts in thousands)

                              Short-
                           Intermediate         U.S. Government       U.S. Treasury
                          Bond Portfolio     Securities Portfolio    Index Portfolio
                         ------------------  ----------------------  ----------------
                           1997      1996       1997        1996      1997     1996
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS FROM OPERA-
 TIONS:
 Net investment income   $  5,004  $  9,828  $    2,516  $    4,572  $   846  $ 1,035
 Net realized gains
  (losses) on invest-
  ments                      (392)      392        (110)        (58)       3       91
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments              (2,169)   (1,308)       (670)       (201)    (685)    (239)
--------------------------------------------------------------------------------------
Net increase in net as-
 sets resulting from
 operations                 2,443     8,912       1,736       4,313      164      887
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 A UNITHOLDERS FROM:
 Net investment income     (4,865)   (9,596)     (2,365)     (4,393)    (798)  (1,005)
 Net realized gains          (414)       --          --          --       --       --
--------------------------------------------------------------------------------------
Total distributions to
 Class A unitholders       (5,279)   (9,596)     (2,365)     (4,393)    (798)  (1,005)
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 C UNITHOLDERS FROM:
 Net investment income         --        --         (97)       (159)      --       --
--------------------------------------------------------------------------------------
Total distributions to
 Class C unitholders           --        --         (97)       (159)      --       --
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 D UNITHOLDERS FROM:
 Net investment income        (13)       (3)         (7)         (9)     (30)     (26)
 Net realized gains            (1)       --          --          --       --       --
--------------------------------------------------------------------------------------
Total distributions to
 Class D unitholders          (14)       (3)         (7)         (9)     (30)     (26)
--------------------------------------------------------------------------------------
CLASS A UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                 41,577    69,730      39,434     104,606    4,407   13,176
 Reinvested distribu-
  tions                     4,692     8,697       2,232       4,198      682      746
 Cost of units redeemed   (39,639)  (82,742)    (53,746)    (72,555)  (1,513)  (5,169)
--------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from Class A
 unit transactions          6,630    (4,315)    (12,080)     36,249    3,576    8,753
--------------------------------------------------------------------------------------
CLASS C UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                     --        --         806       4,695       --       --
 Reinvested distribu-
  tions                        --        --          97         159       --       --
 Cost of units redeemed        --        --        (712)     (1,298)      --       --
--------------------------------------------------------------------------------------
Net increase in net as-
 sets resulting from
 Class C unit transac-
 tions                         --        --         191       3,556       --       --
--------------------------------------------------------------------------------------
CLASS D UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                    138       328          94         210      839      592
 Reinvested distribu-
  tions                         9         3           3           8       18       26
 Cost of units redeemed       (24)       (2)        (20)        (60)    (294)     (66)
--------------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 Class D unit
 transactions                 123       329          77         158      563      552
--------------------------------------------------------------------------------------
Net increase (decrease)     3,903    (4,673)    (12,545)     39,715    3,475    9,161
Net assets--beginning
 of period                154,018   158,691      96,111      56,396   27,121   17,960
--------------------------------------------------------------------------------------
NET ASSETS--END OF PE-
 RIOD                    $157,921  $154,018  $   83,566  $   96,111  $30,596  $27,121
--------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIB-
 UTED NET INVESTMENT
 INCOME                  $    171  $     45  $      122  $       75  $    43  $    25
--------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
BOND PORTFOLIO

                                                Class A
                              -------------------------------------------------
                                1997      1996      1995      1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                    $  20.77  $  20.96  $  18.29  $  20.70   $  20.00
Income from investment
 operations:
 Net investment income            0.64      1.29      1.17      1.42       1.42
 Net realized and unrealized
  gain (loss)                    (0.36)    (0.19)     2.66     (2.21)      0.66
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations            0.28      1.10      3.83     (0.79)      2.08
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income           (0.63)    (1.26)    (1.14)    (1.46)     (1.38)
 Net realized gain                  --        --        --     (0.15)        --
 Return of capital                  --     (0.03)    (0.02)    (0.01)        --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                     (0.63)    (1.29)    (1.16)    (1.62)     (1.38)
--------------------------------------------------------------------------------
Net increase (decrease)          (0.35)    (0.19)     2.67     (2.41)      0.70
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                       $  20.42  $  20.77  $  20.96  $  18.29   $  20.70
--------------------------------------------------------------------------------
Total return (b)                  1.38%     5.57%    21.55%    (4.04)%    10.60%
Ratio to average net assets
 of (c):
 Expenses, net of waivers
  and reimbursements              0.36%     0.36%     0.36%     0.36%      0.36%
 Expenses, before waivers
  and reimbursements              0.81%     0.84%     0.84%     0.87%      0.92%
 Net investment income, net
  of waivers and
  reimbursements                  6.45%     6.39%     5.94%     7.31%      7.84%
 Net investment income, be-
  fore waivers and
  reimbursements                  6.00%     5.91%     5.46%     6.80%      7.28%
Portfolio turnover rate          59.12%   101.38%    74.19%   103.09%     89.06%
Net assets at end of period
 (in thousands)               $409,859  $366,850  $286,301  $257,391   $245,112
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
BOND PORTFOLIO--CONTINUED

                                  Class C                       Class D
                          -------------------------- ---------------------------------
                           1997     1996    1995 (a)  1997    1996     1995   1994 (b)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.78  $ 20.96   $20.21  $20.76  $ 20.94  $18.29   $18.74
Income from investment
 operations:
 Net investment income       0.59     1.25     0.47    0.63     1.22    1.08     0.28
 Net realized and
  unrealized gain (loss)    (0.34)   (0.18)    0.74   (0.40)   (0.18)   2.66    (0.45)
---------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.25     1.07     1.21    0.23     1.04    3.74    (0.17)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.61)   (1.22)   (0.45)  (0.59)   (1.19)  (1.09)   (0.28)
 Return of capital             --    (0.03)   (0.01)     --    (0.03)     --       --
---------------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.61)   (1.25)   (0.46)  (0.59)   (1.22)  (1.09)   (0.28)
---------------------------------------------------------------------------------------
Net increase (decrease)     (0.36)   (0.18)    0.75   (0.36)   (0.18)   2.65    (0.45)
---------------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 20.42  $ 20.78   $20.96  $20.40  $ 20.76  $20.94   $18.29
---------------------------------------------------------------------------------------
Total return (c)             1.24%    5.33%    6.08%   1.19%    5.17%  21.06%   (0.94)%
Ratio to average net as-
 sets of (d):
 Expenses, net of
  waivers and
  reimbursements             0.60%    0.60%    0.60%   0.75%    0.75%   0.75%    0.75%
 Expenses, before
  waivers and
  reimbursements             1.05%    1.08%    1.08%   1.20%    1.23%   1.23%    1.26%
 Net investment income,
  net of waivers and
  reimbursements             5.75%    6.09%    5.59%   6.01%    5.99%   5.48%    6.31%
 Net investment income,
  before waivers and
  reimbursements             5.30%    5.61%    5.11%   5.56%    5.51%   5.00%    5.80%
Portfolio turnover rate     59.12%  101.38%   74.19%  59.12%  101.38%  74.19%  103.09%
Net assets at end of pe-
 riod (in thousands)      $55,664  $ 7,342   $3,704  $  166  $   220  $  120   $   15
---------------------------------------------------------------------------------------

(a) Class C units were issued on July 3, 1995.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
INTERNATIONAL BOND PORTFOLIO

                                       Class A                          Class D
                          -------------------------------------  -------------------------
                            1997      1996     1995    1994 (a)   1997     1996   1995 (b)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD            $ 22.16   $ 21.74  $ 19.93  $ 20.00   $22.14   $21.74   $22.17
Income from investment
 operations:
 Net investment income        0.60      1.54     1.26     0.79     0.47     1.37     0.02
 Net realized and
  unrealized gain (loss)     (1.71)     0.43     2.28     0.01    (1.61)    0.51    (0.08)
-------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (1.11)     1.97     3.54     0.80    (1.14)    1.88    (0.06)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income
  (c)                        (0.39)    (1.55)   (1.73)   (0.87)   (0.38)   (1.48)   (0.37)
 Net realized gain           (0.34)       --       --       --    (0.34)      --       --
-------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.73)    (1.55)   (1.73)   (0.87)   (0.72)   (1.48)   (0.37)
-------------------------------------------------------------------------------------------
Net increase (decrease)      (1.84)     0.42     1.81    (0.07)   (1.86)    0.40    (0.43)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                    $ 20.32   $ 22.16  $ 21.74  $ 19.93   $20.28   $22.14   $21.74
-------------------------------------------------------------------------------------------
Total return (d)             (5.10)%    9.47%   18.20%    4.03%   (5.29)%   9.04%   (0.30)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements      0.96%     0.96%    0.96%    0.96%    1.35%    1.35%    1.35%
 Expenses, before waiv-
  ers and reimbursements      1.56%     1.58%    1.47%    1.49%    1.95%    1.97%    1.86%
 Net investment income,
  net of waivers and re-
  imbursements                5.64%     5.91%    5.92%    5.93%    5.04%    5.67%    3.26%
 Net investment income,
  before waivers and re-
  imbursements                5.04%     5.29%    5.41%    5.40%    4.44%    5.05%    2.75%
Portfolio turnover rate      12.78%    33.89%   54.46%   88.65%   12.78%   33.89%   54.46%
Net assets at end of pe-
 riod (in thousands)       $28,464   $34,183  $32,673  $26,947   $   57   $   52   $    9
-------------------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 20, 1995.
(c) Distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.



See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
SHORT DURATION PORTFOLIO

                                                 Class A
                                ----------------------------------------------
                                 1997     1996      1995      1994    1993 (a)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $  9.99  $  9.99   $  9.97   $ 10.03  $  10.00
Income from investment opera-
 tions:
 Net investment income             0.26     0.53      0.59      0.40      0.14
 Net realized and unrealized
  gain (loss)                     (0.01)      --      0.01     (0.05)     0.03
-------------------------------------------------------------------------------
Total income from investment
 operations                        0.25     0.53      0.60      0.35      0.17
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income            (0.26)   (0.53)    (0.58)    (0.40)    (0.14)
 Net realized gain                   --       --        --     (0.01)       --
-------------------------------------------------------------------------------
Total distributions to
 unitholders                      (0.26)   (0.53)    (0.58)    (0.41)    (0.14)
-------------------------------------------------------------------------------
Net increase (decrease)           (0.01)      --      0.02     (0.06)     0.03
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  9.98  $  9.99   $  9.99   $  9.97  $  10.03
-------------------------------------------------------------------------------
Total return (b)                   2.59%    5.45%     6.14%     3.64%     1.73%
Ratio to average net assets of
 (c):
 Expenses, net of waivers and
  reimbursements                   0.25%    0.25%     0.25%     0.25%     0.32%
 Expenses, before waivers and
  reimbursements                   0.80%    0.81%     0.80%     0.77%     0.50%
 Net investment income, net of
  waivers and reimbursements       5.31%    5.30%     5.80%     3.93%     3.00%
 Net investment income, before
  waivers and reimbursements       4.76%    4.74%     5.25%     3.41%     2.82%
Portfolio turnover rate           35.09%  828.58% 1,272.21% 1,364.00%   434.32%
Net assets at end of period
 (in thousands)                 $45,049  $41,813   $45,473   $89,803  $186,765
-------------------------------------------------------------------------------

(a) Commenced investment operations on June 2, 1993.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
SHORT-INTERMEDIATE BOND PORTFOLIO

                                            Class A                                   Class D
                          -----------------------------------------------  --------------------------------
                            1997      1996      1995     1994    1993 (a)   1997    1996    1995   1994 (b)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  20.70  $  20.73  $  19.53  $ 20.33  $  20.00  $20.66  $20.71  $19.53   $19.82
Income from investment
 operations:
 Net investment income        0.67      1.14      1.02     0.97      0.85    0.63    1.07    0.94     0.23
 Net realized and
  unrealized gain (loss)     (0.36)    (0.01)     1.19    (0.80)     0.31   (0.36)  (0.02)   1.18    (0.29)
------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.31      1.13      2.21     0.17      1.16    0.27    1.05    2.12    (0.06)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.65)    (1.16)    (1.01)   (0.97)    (0.83)  (0.62)  (1.10)  (0.94)   (0.23)
 Net realized gain           (0.05)       --        --       --        --   (0.05)     --      --       --
------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.70)    (1.16)    (1.01)   (0.97)    (0.83)  (0.67)  (1.10)  (0.94)   (0.23)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.39)    (0.03)     1.20    (0.80)     0.33   (0.40)  (0.05)   1.18    (0.29)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.31  $  20.70  $  20.73  $ 19.53  $  20.33  $20.26  $20.66  $20.71   $19.53
------------------------------------------------------------------------------------------------------------
Total return (c)              1.57%     5.68%    11.58%    0.84%     5.90%   1.37%   5.22%  11.09%   (0.30)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%     0.36%    0.36%     0.36%   0.75%   0.75%   0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements      0.87%     0.88%     0.91%    0.95%     1.00%   1.26%   1.27%   1.30%    1.34%
 Net investment income,
  net of waivers and
  reimbursements              6.63%     5.83%     5.14%    4.84%     4.79%   6.24%   4.96%   4.85%    4.42%
 Net investment income,
  before waivers and
  reimbursements              6.12%     5.31%     4.59%    4.25%     4.15%   5.73%   4.44%   4.30%    3.83%
Portfolio turnover rate      36.24%    47.68%    54.68%   48.67%    19.48%  36.24%  47.68%  54.68%   48.67%
Net assets at end of pe-
 riod (in thousands)      $157,461  $153,675  $158,678  $96,209  $107,550  $  460  $  343  $   13   $    1
------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                   Class A
                                   ---------------------------------------------
                                    1997     1996     1995     1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                              $ 20.07  $ 20.08  $ 19.05  $ 20.07   $ 20.00
Income from investment
 operations:
 Net investment income                0.58     1.02     1.05     0.91      0.55
 Net realized and unrealized gain
  (loss)                             (0.23)   (0.01)    1.02    (1.02)     0.05
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations                0.35     1.01     2.07    (0.11)     0.60
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income               (0.57)   (1.02)   (1.04)   (0.91)    (0.53)
--------------------------------------------------------------------------------
Total distributions to
 unitholders                         (0.57)   (1.02)   (1.04)   (0.91)    (0.53)
--------------------------------------------------------------------------------
Net increase (decrease)              (0.22)   (0.01)    1.03    (1.02)     0.07
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $ 19.85  $ 20.07  $ 20.08  $ 19.05   $ 20.07
--------------------------------------------------------------------------------
Total return (d)                      1.82%    5.15%   11.18%   (0.57)%    3.00%
Ratio to average net assets
 of (e):
 Expenses, net of waivers and re-
  imbursements                        0.36%    0.36%    0.36%    0.36%     0.43%
 Expenses, before waivers and
  reimbursements                      0.92%    0.94%    1.09%    1.12%     1.18%
 Net investment income, net of
  waivers and reimbursements          5.83%    5.22%    5.43%    4.62%     4.18%
 Net investment income, before
  waivers and reimbursements          5.27%    4.64%    4.70%    3.86%     3.43%
Portfolio turnover rate              68.48%  119.75%  141.14%   45.55%    20.59%
Net assets at end of period (in
 thousands)                        $79,575  $92,351  $56,329  $25,293   $32,479
--------------------------------------------------------------------------------

(a)Commenced investment operations on April 5, 1993.
(b)Class C units were issued on December 29, 1995.
(c)Class D units were issued on September 15, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e)Annualized for periods less than a full year.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                Class C                  Class D
                                            ----------------  --------------------------------
                                             1997   1996 (b)   1997    1996     1995  1994 (c)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $20.14    $20.13  $20.03  $20.04  $19.05    $19.43
Income from investment operations:
 Net investment income                        0.55      0.91    0.53    0.96    0.96      0.22
 Net realized and unrealized gain (loss)     (0.29)    (0.12)  (0.22)  (0.03)   1.00     (0.38)
------------------------------------------------------------------------------------------------
Total income (loss) from investment
 operations                                   0.26      0.79    0.31    0.93    1.96     (0.16)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                       (0.55)    (0.86)  (0.53)  (0.94)  (0.97)    (0.22)
------------------------------------------------------------------------------------------------
Total distributions to unitholders           (0.55)    (0.86)  (0.53)  (0.94)  (0.97)    (0.22)
------------------------------------------------------------------------------------------------
Net increase (decrease)                      (0.29)    (0.07)  (0.22)  (0.01)   0.99     (0.38)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $19.85    $20.06  $19.81  $20.03  $20.04    $19.05
------------------------------------------------------------------------------------------------
Total return (d)                              1.72%     4.05%   1.63%   4.77%  10.66%    (0.90)%
Ratio to average net assets of (e):
 Expenses, net of waivers and
  reimbursements                              0.60%     0.60%   0.75%   0.75%   0.75%     0.75%
 Expenses, before waivers and
  reimbursements                              1.16%     1.18%   1.31%   1.33%   1.48%     1.51%
 Net investment income, net of waivers and
  reimbursements                              5.59%     4.97%   5.44%   4.83%   5.08%     4.65%
 Net investment income, before waivers and
  reimbursements                              5.03%     4.39%   4.88%   4.25%   4.35%     3.89%
Portfolio turnover rate                      68.48%   119.75%  68.48% 119.75% 141.14%    45.55%
Net assets at end of period (in thousands)  $3,692    $3,535  $  299  $  225  $   67    $   13
------------------------------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
U.S. TREASURY INDEX PORTFOLIO

                                          Class A                                   Class D
                          ---------------------------------------------  --------------------------------
                           1997     1996     1995     1994     1993 (a)   1997    1996    1995   1994 (b)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.60  $ 20.78  $ 18.77  $ 21.05   $ 20.00   $20.57  $20.75  $18.77   $18.80
Income from investment
 operations:
 Net investment income       0.59     1.19     1.11     1.15      0.95     0.55    1.17    1.00     0.09
 Net realized and
  unrealized gain (loss)    (0.52)   (0.18)    2.01    (1.93)     1.02    (0.52)  (0.24)   2.03    (0.03)
---------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.07     1.01     3.12    (0.78)     1.97     0.03    0.93    3.03     0.06
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.58)   (1.19)   (1.11)   (1.14)    (0.92)   (0.55)  (1.11)  (1.05)   (0.09)
 Net realized gain             --       --       --    (0.36)       --       --      --      --       --
---------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.58)   (1.19)   (1.11)   (1.50)    (0.92)   (0.55)  (1.11)  (1.05)   (0.09)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)     (0.51)   (0.18)    2.01    (2.28)     1.05    (0.52)  (0.18)   1.98    (0.03)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 20.09  $ 20.60  $ 20.78  $ 18.77   $ 21.05   $20.05  $20.57  $20.75   $18.77
---------------------------------------------------------------------------------------------------------
Total return (c)             0.40%    5.10%   16.95%   (3.80)%    9.94%    0.21%   4.72%  16.43%    0.37%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements     0.26%    0.26%    0.26%    0.26%     0.26%    0.65%   0.65%   0.65%    0.65%
 Expenses, before waiv-
  ers and reimbursements     0.88%    1.04%    0.89%    0.79%     0.83%    1.27%   1.43%   1.28%    1.18%
 Net investment income,
  net of waivers and
  reimbursements             5.98%    5.93%    5.09%    5.60%     5.11%    5.59%   5.57%   5.41%    6.05%
 Net investment income,
  before waivers and
  reimbursements             5.36%    5.15%    4.46%    5.07%     4.54%    4.97%   4.79%   4.78%    5.52%
Portfolio turnover rate     28.92%   42.49%   80.36%   52.80%    77.75%   28.92%  42.49%  80.36%   52.80%
Net assets at end of pe-
 riod (in thousands)      $29,206  $26,273  $17,674  $37,305   $71,456   $1,390  $  848  $  286   $   --
---------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                                     Value
--------------------------------------------------------------
                               BALANCED PORTFOLIO
 COMMON STOCKS--57.4%
 BANKING--1.1%
 13,200 Banc One Corp.                                 $   571
                                                       -------
 BROKERAGE AND FINANCIAL SERVICES--1.0%
 14,000 Schwab (Charles) Corp.                             569
                                                       -------
 CHEMICALS AND ALLIED PRODUCTS--6.4%
 11,600 American Home Products Corp.                       885
  2,800 Bristol-Myers Squibb Co.                           205
  3,200 du Pont (E.I.) de Nemours & Co.                    348
  9,400 Merck & Co., Inc.                                  845
 11,800 Praxair, Inc.                                      621
  6,000 Warner-Lambert Co.                                 605
                                                       -------
                                                         3,509
                                                       -------
 COMMUNICATIONS--2.5%
 20,600 Ameritech Corp.                                  1,349
                                                       -------
 COMPUTERS AND OFFICE MACHINES--4.2%
 11,300 Cisco Systems, Inc.*                               766
  6,600 Hewlett-Packard Co.                                340
  9,800 Microsoft Corp.*                                 1,215
                                                       -------
                                                         2,321
                                                       -------
 CONSUMER PRODUCTS--3.2%
  6,400 Proctor & Gamble Co.                               882
  9,500 Gillette Co.                                       844
                                                       -------
                                                         1,726
                                                       -------
 CREDIT INSTITUTIONS--1.5%
 24,450 MBNA Corp.                                         828
                                                       -------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--5.1%
 19,400 General Electric Co.                             1,171
  7,200 Intel Corp.                                      1,091
 10,300 Linear Technology Corp.                            516
                                                       -------
                                                         2,778
                                                       -------
 FOOD AND BEVERAGES--5.3%
 10,000 Coca-Cola (The) Co.                                683
 14,400 PepsiCo, Inc.                                      529
 23,700 Philip Morris Cos., Inc.                         1,043
 20,400 Starbucks Corp.*                                   643
                                                       -------
                                                         2,898
                                                       -------
 HEALTH SERVICES--3.8%
 25,300 Health Management Associates, Inc., Class A*       740
 13,200 Johnson & Johnson Co.                              790
  7,700 Medtronic, Inc.                                    570
                                                       -------
                                                         2,100
                                                       -------
 INSURANCE SERVICES--2.7%
  5,400 American International Group, Inc.                 731
  6,700 MBIA, Inc.                                         719
                                                       -------
                                                         1,450
                                                       -------
 MORTGAGE AGENCIES--1.4%
 17,900 Federal National Mortgage Association              781
                                                       -------

  Shares/
 Principal
  Amount   Description                                  Value
--------------------------------------------------------------
 OIL AND GAS--6.7%
  9,600    Chevron Corp.                               $   672
 13,400    Exxon Corp.                                     794
 14,100    Noble Affiliates, Inc.                          594
  3,700    Royal Dutch Petroleum Co. ADR                   722
  7,300    Schlumberger Ltd. ADR                           870
                                                       -------
                                                         3,652
                                                       -------
 PAPER PRODUCTS--1.3%
 14,400    Kimberly-Clark Corp.                            722
                                                       -------
 PROFESSIONAL SERVICE--5.0%
  7,200    Cintas Corp.                                    446
  6,800    Computer Sciences Corp.*                        526
 17,100    First Data Corp.                                684
 12,000    Newell Co.                                      459
 12,700    Oracle Systems Corp.*                           592
                                                       -------
                                                         2,707
                                                       -------
 RETAIL--5.0%
  8,100    Home Depot (The), Inc.                          510
 22,700    Staples, Inc.*                                  500
  5,400    Tommy Hilfiger Corp.*                           240
 19,500    Walgreen Co.                                    912
 20,000    Wal-Mart Stores, Inc.                           595
                                                       -------
                                                         2,757
                                                       -------
 TRANSPORTATION PARTS AND EQUIPMENT--1.2%
  6,400    Boeing (The) Co.                                674
--------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $22,057)                    $31,392
--------------------------------------------------------------
 PREFERRED STOCKS--4.2%
 AGENCY--1.8%
  1,000    Home Ownership Funding Corp.                $   987
                                                       -------
 ENTERTAINMENT AND LEISURE--1.8%
  1,000    Lazara Corp.                                    999
                                                       -------
 FINANCIAL--0.6%
    330    Marquette Real Estate Funding Corp.             328
--------------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $2,330)                  $ 2,314
--------------------------------------------------------------
 ASSET-BACKED SECURITIES--2.1%
 FINANCIAL--2.1%
           Olympic Automobile Receivables Trust
           Series: 1995-D, Class A3
 $  513      5.950% Due 11/15/99                       $   514
           Premier Auto Trust
           Series: 1994-1, Class A3
     82      4.750 Due 02/02/00                             82
           Western Financial Grantor Trust
           Series: 1994-4, Class A1
    108      7.100 Due 01/01/00                            109
           Western Financial Grantor Trust
           Series: 1995-5, Class A1
    463      5.875 Due 03/01/02                            462
--------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES (Cost $703)             $ 1,167
--------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Principal
  Amount   Description                                 Value
-------------------------------------------------------------
                         BALANCED PORTFOLIO--CONTINUED
 COLLATERALIZED MORTGAGE OBLIGATIONS--2.1%
           Donaldson, Lufkin & Jenrette
           Mortgage Acceptance Corp.
           Series: 1994-Q8, Class 2-A1
 $  276      7.250% Due 05/25/24                      $   275
           Financial Asset Securitization, Inc.
           Series: 1997-NAMC, Class FXA-3
    900      7.350 Due 04/25/27                           901
-------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $1,633)                            $1,176
-------------------------------------------------------------
 CORPORATE AND FOREIGN GOVERNMENT BONDS--9.9%
 FINANCIAL--4.7%
           Equitable Life Assurance Co.
 $  400      6.950% Due 12/01/05                      $   389
           Lehman Brothers Holdings, Inc.
    570      7.375 Due 05/15/00                           581
           Lehman Brothers Holdings, Inc.
           Medium Term Note
    305      6.900 Due 01/29/01                           304
           Lumbermens Mutual Casualty Co.
    350      9.150 Due 07/01/26                           375
           Prudential Insurance Co. of America
    400      7.650 Due 07/01/07                           400
           Salomon, Inc. Medium Term Note
    500      5.500 Due 01/31/98                           497
                                                      -------
                                                        2,546
                                                      -------
 INDUSTRIAL--0.8%
           Penney (J. C.), Inc.
    420      6.900 Due 08/15/26                           420
                                                      -------
 SANITARY SERVICES--1.5%
           WMX Technologies, Inc.
    800      7.100 Due 08/01/26                           803
                                                      -------
 SOVEREIGN--1.1%
           Quebec Province, Canada Medium Term Note
    600      7.220 Due 07/22/36                           617
                                                      -------
 UTILITY--1.8%
           Tenaga Nasional Berhad
  1,000      7.200 Due 04/29/07                         1,011
-------------------------------------------------------------
 TOTAL CORPORATE AND FOREIGN GOVERNMENT  BONDS (Cost
 $5,373)                                              $ 5,397
-------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--2.7%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC TRUST--2.7%
           Series: 1991-37, Class G
 $  250      8.150% Due 08/25/05                      $   254
           Series: 1992-200, Class E
    500      6.250 Due 06/25/17                           499
           Series: 1996-M4, Class A
    707      7.750 Due 03/17/17                           714
-------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,446)         $ 1,467
-------------------------------------------------------------

 Principal
  Amount   Description                                Value
-------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--13.5%
 U.S. TREASURY NOTES--13.5%
 $  450      5.375% Due 05/31/98                      $   448
    835      6.750 Due 05/31/99                           843
    640      6.875 Due 08/31/99                           648
    175      6.250 Due 05/31/00                           174
  1,325      7.750 Due 02/15/01                         1,382
  1,550      6.625 Due 06/30/01                         1,558
  1,525      6.625 Due 07/31/01                         1,533
    800      6.250 Due 02/15/03                           789
-------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $7,437)                                       $ 7,375
-------------------------------------------------------------
 FLOATING RATE BANK NOTES--3.5%--
           Lloyds Bank PLC
 $1,000      5.875% Due 06/13/97                    $   914
           National Westminster Bank
  1,100      5.938 Due 08/29/97                         984
-----------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $1,848)                                     $ 1,898
-----------------------------------------------------------
 SHORT-TERM INVESTMENT--3.8%
           Bank of Tokyo-Mitsubishi, Grand Cayman
 $2,085      5.750% Due 06/02/97                    $ 2,085
-----------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $2,085)          $ 2,085
-----------------------------------------------------------
 TOTAL INVESTMENTS--99.2%
  (Cost $44,912)                                    $54,271
-----------------------------------------------------------
 Other assets, less liabilities--0.8%                   435
-----------------------------------------------------------
 NET ASSETS--100.0%                                 $54,706
-----------------------------------------------------------
-----------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                                    Value
-------------------------------------------------------------------------------
                          DIVERSIFIED GROWTH PORTFOLIO
 COMMON STOCKS--94.3%
 BANKING--2.0%
  66,940 Banc One Corp.                                                $  2,895
                                                                       --------
 BROKERAGE SERVICES--2.8%
  98,000 Schwab (Charles) Corp.                                           3,981
                                                                       --------
 CHEMICALS AND ALLIED PRODUCTS--13.7%
  40,000 Abbott Laboratories                                              2,520
  45,700 Air Products and Chemicals, Inc.                                 3,553
  15,000 du Pont (E.I.) de Nemours & Co.                                  1,633
  30,400 Merck & Co., Inc.                                                2,732
  47,837 Morton International, Inc.                                       1,543
  16,600 Pfizer, Inc.                                                     1,708
  60,500 Praxair, Inc.                                                    3,184
  17,900 Procter & Gamble Co.                                             2,468
                                                                       --------
                                                                         19,341
                                                                       --------
 COMMUNICATIONS--2.2%
  49,000 Ameritech Corp.                                                  3,209
                                                                       --------
 COMPUTERS AND OFFICE MACHINES--5.3%
  26,300 Cisco Systems, Inc.*                                             1,782
  17,000 Compaq Computer Corp.*                                           1,840
  31,800 Microsoft Corp.*                                                 3,943
                                                                       --------
                                                                          7,565
                                                                       --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--11.7%
  35,000 Emerson Electric Co.                                             1,890
  91,000 General Electric Co.                                             5,494
  22,400 Intel Corp.                                                      3,394
  53,900 Linear Technology Corp.                                          2,702
  45,000 Motorola, Inc.                                                   2,987
                                                                       --------
                                                                         16,467
                                                                       --------
 FOOD AND BEVERAGES--8.2%
  54,000 Coca-Cola (The) Co.                                              3,686
  55,800 PepsiCo, Inc.                                                    2,051
  78,000 Philip Morris Cos., Inc.                                         3,432
  75,000 Starbucks Corp.*                                                 2,362
                                                                       --------
                                                                         11,531
                                                                       --------
 GLASS, CLAY AND STONE PRODUCTS--2.3%
  84,700 Newell Co.                                                       3,240
                                                                       --------
 HEALTH SERVICES--2.4%
  35,000 Health Management Associates, Inc., Class A*                     1,024
  39,000 Johnson & Johnson Co.                                            2,335
                                                                       --------
                                                                          3,359
                                                                       --------
 INDUSTRIAL INSTRUMENTS--1.3%
  36,600 Hewlett-Packard Co.                                              1,885
                                                                       --------
 INSURANCE SERVICES--4.1%
  23,900 American International Group, Inc.                               3,235
  23,400 MBIA, Inc.                                                       2,513
                                                                       --------
                                                                          5,748
                                                                       --------

  Shares/
 Principal
  Amount   Description                                                  Value
-------------------------------------------------------------------------------
 MORTGAGE AGENCIES--2.8%
   89,700  Federal National Mortgage Association                       $  3,913
                                                                       --------
 OIL AND GAS--12.0%
   42,000  Chevron Corp.                                                  2,940
   72,800  Exxon Corp.                                                    4,313
   29,850  Mobil Corp.                                                    4,175
   13,700  Royal Dutch Petroleum Co. ADR                                  2,675
   24,400  Schlumberger Ltd. ADR                                          2,907
                                                                       --------
                                                                         17,010
                                                                       --------
 PAPER PRODUCTS--2.2%
   61,000  Kimberly-Clark Corp.                                           3,058
                                                                       --------

 PROFESSIONAL SERVICES--5.2%
   34,200  Cintas Corp.                                                   2,120
   22,400  Computer Sciences Corp.*                                       1,733
   31,936  First Data Corp.                                               1,277
   46,300  Oracle Systems Corp.*                                          2,159
                                                                       --------
                                                                          7,289
                                                                       --------
 RECREATION AND LEISURE SERVICES--2.3%
   85,900  Carnival Corp., Class A                                        3,264
                                                                       --------
 RETAIL--11.1%
   56,700  Home Depot (The), Inc.                                         3,572
  127,850  Staples, Inc.*                                                 2,813
   23,500  Tommy Hilfiger Corp.*                                          1,046
  112,700  Wal-Mart Stores, Inc.                                          3,353
  104,300  Walgreen Co.                                                   4,876
                                                                       --------
                                                                         15,660
                                                                       --------
 TRANSPORTATION PARTS AND EQUIPMENT--2.7%
   36,000  Boeing (The) Co.                                               3,789
-------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $87,025)                                    $133,204
-------------------------------------------------------------------------------
 OTHER INVESTMENT--3.6%
   60,000  Standard & Poor's Depository Receipt Unit Trust, Series:
           1                                                           $  5,107
-------------------------------------------------------------------------------
 TOTAL OTHER INVESTMENT (Cost $4,815)                                  $  5,107
-------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.7%
 $  2,365  Bank of Tokyo-Mitsubishi, Grand Cayman 5.750% Due 06/02/97  $  2,365
-------------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $2,365)                             $  2,365
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS--99.6%
  (Cost $94,205)                                                       $140,676
-------------------------------------------------------------------------------
 Other assets, less liabilities--0.4%                                       598
-------------------------------------------------------------------------------
 NET ASSETS--100.0%                                                    $141,274
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                            Value
-------------------------------------------------------
                             EQUITY INDEX PORTFOLIO
 COMMON STOCKS--101.3%
 AGRICULTURE--0.1%
  10,700 Pioneer Hi-Bred International, Inc.   $    746
                                               --------
 APPAREL--0.1%
   9,200 Liz Claiborne, Inc.                        420
   8,200 VF Corp.                                   641
                                               --------
                                                  1,061
                                               --------
 BANKING--7.6%
  13,700 Ahmanson (H. F.) & Co.                     558
  55,349 Banc One Corp.                           2,394
  19,800 Bank of Boston Corp.                     1,445
  50,800 Bank of New York Co., Inc.               2,165
  46,476 BankAmerica Corp.                        5,432
  10,600 Bankers Trust New York Corp.               897
  27,000 Barnett Banks, Inc.                      1,421
  56,846 Chase Manhattan Corp.                    5,372
  60,000 Citicorp                                 6,862
  13,900 Comerica, Inc.                             869
  28,900 Corestates Financial Corp.               1,528
  13,700 Fifth Third Bancorp                      1,058
  17,400 First Bank System, Inc.                  1,427
  41,307 First Chicago NBD Corp.                  2,447
  36,715 First Union Corp.                        3,153
   7,400 Golden West Financial Corp.                501
  17,800 Great Western Financial Corp.              863
  29,200 KeyCorp                                  1,588
  16,750 Mellon Bank Corp.                        1,466
  24,000 Morgan (J. P.) & Co., Inc.               2,580
  28,900 National City Corp.                      1,488
  94,560 NationsBank Corp.                        5,567
  47,900 Norwest Corp.                            2,563
  43,400 PNC Bank Corp.                           1,817
   7,100 Republic New York Corp.                    708
  28,900 SunTrust Banks, Inc.                     1,543
  19,600 U.S. Bancorp                             1,203
  21,400 Wachovia Corp.                           1,303
  11,966 Wells Fargo & Co.                        3,153
                                               --------
                                                 63,371
                                               --------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--
  0.1%
  30,300 Houston Industries, Inc.                   629
   1,100 NACCO Industries, Inc.                      56
                                               --------
                                                    685
                                               --------
 BROKERAGE AND FINANCIAL SERVICES--1.4%
  61,300 American Express Co.                     4,260
  34,001 Fleet Financial Group, Inc.              2,078
  17,800 Green Tree Financial Corp.                 623
  21,300 Merrill Lynch & Co., Inc.                2,258
  19,700 Morgan Stanley Group, Inc.               1,330
  14,100 Salomon, Inc.                              756
                                               --------
                                                 11,305
                                               --------

 Shares  Description                                 Value
------------------------------------------------------------
 CHEMICALS AND ALLIED PRODUCTS--10.9%
 100,500 Abbott Laboratories                        $  6,331
  14,500 Air Products and Chemicals, Inc.              1,127
   8,500 Allergan, Inc.                                  252
  82,700 American Home Products Corp.                  6,306
  34,200 Amgen, Inc.*                                  2,287
  35,300 Baxter International, Inc.                    1,862
 129,600 Bristol-Myers Squibb Co.                      9,509
   6,700 Clorox Co.                                      846
  38,000 Colgate-Palmolive Co.                         2,356
  31,400 Dow Chemical Co.                              2,618
  72,900 du Pont (E.I.) de Nemours & Co.               7,937
  10,075 Eastman Chemical Co.                            599
   8,400 Ecolab, Inc.                                    350
  71,398 Lilly (Eli) & Co.                             6,640
   4,800 FMC Corp.*                                      346
   6,900 Goodrich (B.F.) Co.                             297
   9,400 Grace (W.R.) & Co.                              491
   7,800 Great Lakes Chemical Corp.                      381
  13,200 Hercules, Inc.                                  619
  14,300 International Flavors & Fragrances, Inc.        635
 156,000 Merck & Co., Inc.                            14,020
  18,400 Morton International, Inc.                      593
   8,700 Nalco Chemical Co.                              323
  83,400 Pfizer, Inc.                                  8,580
  65,720 Pharmacia & Upjohn, Inc.                      2,276
  23,700 PPG Industries, Inc.                          1,378
  20,200 Praxair, Inc.                                 1,063
   8,300 Rohm & Haas Co.                                 716
  47,800 Schering-Plough Corp.                         4,338
  22,200 Sherwin-Williams Co.                            666
  12,900 Sigma-Aldrich Corp.                             395
  16,500 Union Carbide Corp.                             771
  35,100 Warner-Lambert Co.                            3,536
                                                    --------
                                                      90,444
                                                    --------
 COMMUNICATIONS--7.6%
  64,900 AirTouch Communications, Inc.*                1,809
  24,200 Alltel Corp.                                    796
  71,100 Ameritech Corp.                               4,657
 209,700 AT&T Corp.                                    7,733
  56,700 Bell Atlantic Corp.                           3,969
 128,300 Bellsouth Corp.                               5,822
  42,200 Comcast Corp., Class A Special                  733
  21,200 Frontier Corp.                                  390
 124,500 GTE Corp.                                     5,494
  82,564 Lucent Technologies, Inc.                     5,253
   9,600 Mallinckrodt, Inc.                              359
  88,600 MCI Communications Corp.                      3,400
  56,900 Nynex Corp.                                   3,058
  12,100 Providian Corp.                                 724
 118,656 SBC Communications, Inc.                      6,941
  55,700 Sprint Corp.                                  2,722
  23,200 Tellabs, Inc.*                                1,166
  80,800 US WEST Media Group*                          1,606
  62,000 US WEST Communications Group                  2,271

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                              Value
---------------------------------------------------------
  45,800 Viacom, Inc., Class B*                  $  1,360
 112,000 Worldcom, Inc.*                            3,318
                                                 --------
                                                   63,581
                                                 --------
 COMPUTERS AND OFFICE MACHINES--6.5%
   9,300 Adobe Systems, Inc.                          415
  15,600 Amdahl Corp.*                                156
  16,100 Apple Computer, Inc.*                        268
  25,500 Bay Networks, Inc.*                          625
  20,200 Cabletron Systems, Inc.*                     889
  10,400 Ceridian Corp.*                              382
  85,100 Cisco Systems, Inc.*                       5,766
  35,000 Compaq Computer Corp.*                     3,789
   5,200 Data General Corp.*                          111
  22,700 Dell Computer Corp.*                       2,554
  20,400 Digital Equipment Corp.*                     732
  31,800 EMC Corp.*                                 1,268
   6,100 Intergraph Corp.*                             43
 134,000 International Business Machines Corp.     11,591
 155,700 Microsoft Corp.*                          19,307
  16,500 Parametric Technology Corp.*                 740
  19,200 Pitney Bowes, Inc.                         1,349
  32,000 Seagate Technology, Inc.*                  1,300
  22,800 Silicon Graphics, Inc.*                      430
  15,300 Tandem Computers, Inc.*                      218
   7,500 Tandy Corp.                                  405
  22,800 3Com Corp.*                                1,106
  22,600 Unisys Corp.*                                155
                                                 --------
                                                   53,599
                                                 --------
 CONSTRUCTION--0.2%
  14,600 Dover Corp.                                  836
  22,800 Dresser Industries, Inc.                     781
                                                 --------
                                                    1,617
                                                 --------
 CONSUMER PRODUCTS--5.7%
  17,200 Avon Products, Inc.                        1,097
  71,800 Gillette Co.                               6,381
 172,400 Johnson & Johnson                         10,322
  73,084 Kimberly-Clark Corp.*                      3,663
 316,200 Philip Morris Cos., Inc.*                 13,913
  87,900 Procter & Gamble Co.                      12,119
                                                 --------
                                                   47,495
                                                 --------
 CREDIT INSTITUTIONS--0.7%
   7,000 Beneficial Corp.                             450
  41,644 Dean Witter Discover & Co.                 1,718
  12,600 Household International, Inc.              1,238
  43,225 MBNA Corp.                                 1,464
   7,600 MGIC Investment Corp.                        676
                                                 --------
                                                    5,546
                                                 --------
 ELECTRICAL SERVICES--2.3%
  24,300 American Electric Power Co.                  990
  19,100 Baltimore Gas & Electric Co.                 501
  19,600 Carolina Power & Light Co.                   681
  27,300 Central & South West Corp.                   580

 Shares  Description                                  Value
-------------------------------------------------------------
  20,410 Cinergy Corp.                               $    714
  30,400 Consolidated Edison Co. of New York, Inc.        885
  23,300 Dominion Resources, Inc.                         807
  18,800 DTE Energy Co.                                   501
  26,100 Duke Power Co.                                 1,174
  56,100 Edison International                           1,311
  29,900 Entergy Corp.                                    789
  23,700 FPL Group, Inc.                                1,102
  15,600 GPU, Inc.                                        546
  18,700 Niagara Mohawk Power Corp.*                      164
   8,900 Northern States Power Co.                        436
  19,700 Ohio Edison Co.                                  419
  38,100 PacifiCorp                                       757
  28,800 Peco Energy Co.                                  547
  53,400 PG&E Corp.                                     1,235
  21,000 PP&L Resources, Inc.                             423
  30,900 Public Service Enterprise Group, Inc.            765
  87,200 Southern Co.                                   1,853
  29,100 Texas Utilities Co.                            1,000
  27,900 Unicom Corp.                                     635
  13,200 Union Electric Co.                               483
                                                     --------
                                                       19,298
                                                     --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--8.1%
  17,700 Advanced Micro Devices, Inc.*                    708
  28,456 AMP, Inc.                                      1,170
  11,730 Andrew Corp.*                                    320
  23,400 Applied Materials, Inc.*                       1,527
  15,300 Cooper Industries, Inc.                          780
  15,200 DSC Communications Corp.*                        389
  57,900 Emerson Electric Co.                           3,127
 426,200 General Electric Co.                          25,732
  17,700 General Instrument Corp.*                        429
   5,000 Harris Corp.                                     443
 106,200 Intel Corp.                                   16,089
  15,100 ITT Corp.*                                       900
  18,200 LSI Logic Corp.*                                 760
  13,000 Maytag Corp.                                     348
  27,100 Micron Technology, Inc.*                       1,152
  76,700 Motorola, Inc.                                 5,091
  18,100 National Semiconductor Corp.*                    509
   5,900 National Service Industries, Inc.                259
  33,400 Northern Telecom Ltd.                          2,806
   5,800 Raychem Corp.                                    430
  10,000 Scientific-Atlanta, Inc.                         181
  85,900 Tele-Communications, Inc.*                     1,299
  24,600 Texas Instruments, Inc.                        2,211
   6,900 Thomas & Betts Corp.                             351
   9,600 Whirlpool Corp.                                  479
                                                     --------
                                                       67,490
                                                     --------
 FOOD AND BEVERAGES--7.7%
  64,600 Anheuser-Busch Cos., Inc.                      2,770
  70,309 Archer-Daniels-Midland Co.                     1,406
   8,900 Brown-Forman Corp., Class B                      455
  60,500 Campbell Soup Co.                              2,783

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                      Value
--------------------------------------------------------
                       EQUITY INDEX PORTFOLIO--CONTINUED
 FOOD AND BEVERAGES--CONTINUED
 322,000 Coca-Cola (The) Co.             $ 21,976
  31,050 ConAgra, Inc.                      1,867
   4,900 Coors (Adolph) Co., Class B          119
  18,600 CPC International, Inc.            1,600
  20,900 General Mills, Inc.                1,322
  47,700 Heinz (H.J.) Co.                   2,051
  19,900 Hershey Foods Corp.                1,117
  27,300 Kellogg Co.                        2,013
  90,300 McDonalds Corp.                    4,538
 201,100 PepsiCo, Inc.                      7,390
  17,600 Quaker Oats Co.                      726
  13,800 Ralston-Ralston Purina Group       1,176
  62,300 Sara Lee Corp.                     2,547
  48,000 Seagram (The) Co. Ltd.             1,932
  20,700 Unilever N.V.                      4,011
  24,100 UST, Inc.                            687
  13,400 Whitman Corp.                        323
  15,000 Wrigley (Wm.) Jr. Co.                889
                                         --------
                                           63,698
                                         --------
 FURNITURE AND FIXTURES--0.1%
  20,800 Masco Corp.                          809
                                         --------
 GENERAL BUILDING CONTRACTORS--0.2%
   3,700 Centex Corp.                         148
  16,400 Honeywell, Inc.                    1,193
   5,000 Kaufman & Broad Home Corp.            75
                                         --------
                                            1,416
                                         --------
 GLASS, CLAY AND STONE PRODUCTS--0.3%
  29,600 Corning, Inc.                      1,491
  20,600 Newell Co.                           788
                                         --------
                                            2,279
                                         --------
 HEALTH SERVICES--1.2%
  10,900 Alza Corp.*                          322
  12,900 Beverly Enterprises, Inc.*           182
  86,895 Columbia/HCA Healthcare Corp.      3,183
   9,600 Guidant Corp.                        745
  40,800 HEALTHSOUTH Corp.*                   933
  21,000 Humana, Inc.*                        475
   8,150 Manor Care, Inc.                     233
  31,100 Medtronic, Inc.                    2,301
  11,800 St. Jude Medical, Inc.*              400
  39,000 Tenet Healthcare Corp.*            1,072
                                         --------
                                            9,846
                                         --------
 HEAVY CONSTRUCTION--0.2%
  10,900 Fluor Corp.                          576
   5,300 Foster Wheeler Corp.                 205
  16,200 Halliburton Co.                    1,253
                                         --------
                                            2,034
                                         --------
 INDUSTRIAL INSTRUMENTS--2.4%
   7,400 Bard (C.R.), Inc.                    237
   7,200 Bausch & Lomb, Inc.                  290

 Shares  Description                           Value
------------------------------------------------------
  15,900 Becton, Dickinson & Co.              $    783
  14,800 Biomet, Inc.                              277
  25,100 Boston Scientific Corp.*                1,340
  43,100 Eastman Kodak Co.                       3,572
 131,300 Hewlett-Packard Co.                     6,762
  10,800 Johnson Controls, Inc.                    458
   5,600 Millipore Corp.                           242
   5,600 Perkin-Elmer Corp.                        426
   5,900 Polaroid Corp.                            301
  30,500 Raytheon Co.                            1,456
   4,300 Tektronix, Inc.                           247
   9,100 United States Surgical Corp.              307
  42,000 Xerox Corp., Inc.                       2,845
                                              --------
                                                19,543
                                              --------
 INSURANCE SERVICES--4.6%
  19,557 Aetna, Inc.                             1,975
  57,565 Allstate Corp.                          4,238
  26,300 American General Corp.                  1,164
  60,775 American International Group, Inc.      8,227
  21,000 AON Corp.                               1,024
  22,500 Chubb Corp.                             1,373
   9,700 CIGNA Corp.                             1,685
  23,200 Conseco, Inc.                             928
  10,700 General Re Corp.                        1,875
  15,200 Hartford Financial Services Group       1,186
   9,125 Jefferson-Pilot Corp.                     581
  13,500 Lincoln National Corp.                    822
  14,900 Loews Corp.                             1,449
  10,600 Marsh & McLennan Cos., Inc.             1,397
   5,600 MBIA, Inc.                                601
  16,300 Safeco Corp.                              709
  10,700 St. Paul Cos., Inc.                       766
   9,150 Torchmark Corp.                           600
   8,600 Transamerica Corp.                        782
  82,716 Travelers Group, Inc.                   4,539
  23,800 United Healthcare Corp.                 1,345
   9,500 UNUM Corp.                                752
  15,000 USF&G Corp.                               323
   4,400 USLIFE Corp.                              215
                                              --------
                                                38,556
                                              --------
 JEWELRY AND PRECIOUS METALS--0.0%
   5,000 Jostens, Inc.                             123
                                              --------
 LEATHER PRODUCTS--0.0%
   6,400 Stride Rite Corp.                          98
                                              --------
 LUMBER AND WOOD PRODUCTS--0.0%
  14,100 Louisiana-Pacific Corp.                   275
                                              --------
 MACHINERY--1.4%
  18,800 Baker Hughes, Inc.                        705
  12,200 Black & Decker Corp.                      424
   3,700 Briggs & Stratton Corp.                   191
  12,700 Brunswick Corp.                           387
   9,500 Case Corp.                                560
  24,800 Caterpillar, Inc.                       2,421

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                      Value
-----------------------------------------------------------------
   5,200 Cincinnati Milacron, Inc.                       $    120
   5,100 Cummins Engine Co., Inc.                             325
  33,100 Deere & Co.                                        1,692
   6,500 General Signal Corp.                                 274
   4,300 Giddings & Lewis, Inc.                                81
   6,400 Harnischfeger Industries, Inc.                       274
  14,200 Ingersoll-Rand Co.                                   774
  22,100 Tenneco, Inc.                                        989
  19,300 Thermo Electron Corp.*                               666
   4,000 Timken (The) Co.                                     274
  21,600 Tyco International Ltd.                            1,372
                                                         --------
                                                           11,529
                                                         --------
 MANUFACTURING--0.1%
   3,600 Aeroquip-Vickers, Inc.                               156
   7,200 Alberto-Culver Co., Class B                          205
  15,300 ITT Industries, Inc.                                 379
   2,700 Pulte Corp.                                           85
                                                         --------
                                                              825
                                                         --------
 MERCHANDISE GENERAL--0.1%
   7,900 Snap-On, Inc.                                        315
  11,500 Stanley Works (The)                                  471
                                                         --------
                                                              786
                                                         --------
 METAL MINING--0.6%
  46,200 Barrick Gold Corp.                                 1,167
  29,100 Battle Mountain Gold Co.                             178
  12,050 Cyprus Amax Minerals Co.                             294
  17,900 Echo Bay Mines Ltd.*                                 110
  25,000 Freeport-McMoRan Copper & Gold, Inc., Class B        728
  19,000 Homestake Mining Co.                                 264
  21,800 Inco Ltd.                                            719
  20,197 Newmont Mining Corp.                                 790
  31,000 Placer Dome, Inc.                                    566
                                                         --------
                                                            4,816
                                                         --------
 METAL PRODUCTS--0.2%
  22,527 Allegheny Teledyne, Inc.                             580
   3,900 Ball Corp.                                           114
   5,900 Crane Co.                                            242
   7,100 McDermott International, Inc.                        197
   9,650 Parker-Hannifin Corp.                                508
                                                         --------
                                                            1,641
                                                         --------
 MORTGAGE AGENCIES--1.1%
  92,600 Federal Home Loan Mortgage Corp.                   3,056
 141,300 Federal National Mortgage Association              6,164
                                                         --------
                                                            9,220
                                                         --------
 NATURAL GAS TRANSMISSION--0.7%
  13,600 Coastal Corp.                                        682
   7,100 Columbia Gas System, Inc.                            457
  12,300 Consolidated Natural Gas Co.                         653
   2,600 Eastern Enterprises                                   90
  32,900 Enron Corp.                                        1,341

 Shares  Description                             Value
--------------------------------------------------------
   9,000 Enserch Corp.                          $    192
   6,400 Nicor, Inc.                                 220
  17,800 Noram Energy Corp.                          271
   3,500 Oneok, Inc.                                 106
  11,000 Pacific Enterprises                         360
   4,500 Peoples Energy Corp.                        160
  11,200 Sonat, Inc.                                 644
  20,350 Williams Company, Inc.                      898
                                                --------
                                                   6,074
                                                --------
 OFFICE EQUIPMENT--0.1%
  17,400 Ikon Office Solutions, Inc.                 505
                                                --------
 OIL AND GAS--5.7%
  16,200 Burlington Resources, Inc.                  753
  84,400 Chevron Corp.                             5,908
 321,400 Exxon Corp.                              19,043
   3,200 Helmerich & Payne, Inc.                     180
   4,400 Louisiana Land & Exploration Co.            227
  42,600 Occidental Petroleum Corp.                  990
  13,600 Oryx Energy Co.*                            314
  19,600 Panenergy Corp.                             916
  11,100 Rowan Cos., Inc.*                           257
  69,400 Royal Dutch Petroleum Co. ADR            13,550
  12,900 Santa Fe Energy Resources, Inc.*            195
  31,900 Schlumberger Ltd. ADR                     3,800
  32,376 Union Pacific Resources Group, Inc.         935
   6,900 Western Atlas, Inc.*                        467
                                                --------
                                                  47,535
                                                --------
 PACKAGING AND CONTAINER PRODUCTS--0.1%
  16,600 Crown Cork & Seal Co., Inc.                 967
                                                --------
 PAPER PRODUCTS--1.6%
  13,500 Avery Dennison Corp.                        508
   6,800 Bemis Co., Inc.                             272
   6,300 Boise Cascade Co.                           239
  12,400 Champion International Corp.                612
  11,800 Georgia-Pacific Corp.                     1,041
  38,835 International Paper Co.                   1,864
  11,100 James River Corp.                           390
   6,800 Mead Corp.                                  433
  54,100 Minnesota Mining & Manufacturing Co.      4,964
  12,804 Stone Container Corp.                       176
   7,200 Temple Inland, Inc.                         436
   9,000 Union Camp Corp.                            472
  13,150 Westvaco Corp.                              411
  25,700 Weyerhaeuser Co.                          1,282
                                                --------
                                                  13,100
                                                --------
 PERSONAL SERVICES--0.6%
  13,500 Block (H&R), Inc.                           445
  20,400 HFS, Inc.*                                1,099
  32,000 Hilton Hotels Corp.                         904
  16,600 Marriot International, Inc.                 959
  30,500 Service Corp. International               1,075
   7,200 Willamette Industries, Inc.                 536
                                                --------
                                                   5,018
                                                --------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares and number of contracts)
(Unaudited)

 Shares Description                                Value
----------------------------------------------------------
                       EQUITY INDEX PORTFOLIO--CONTINUED
 PETROLEUM PRODUCTS--3.1%
 12,100 Amerada Hess Corp.                        $    647
 64,400 Amoco Corp.                                  5,756
  9,600 Ashland, Inc.                                  460
 20,800 Atlantic Richfield Co.                       3,026
  6,300 Kerr-McGee Corp.                               408
 51,000 Mobil Corp.                                  7,134
  6,000 Pennzoil Co.                                   332
 34,100 Phillips Petroleum Co.                       1,449
  9,400 Sun Co., Inc.                                  281
 34,200 Texaco, Inc.                                 3,732
 32,400 Unocal Corp.                                 1,381
 37,200 USX--Marathon Group                          1,107
                                                  --------
                                                    25,713
                                                  --------
 PRINTING AND PUBLISHING--1.3%
  97,00 American Greetings Corp.                       332
 10,700 Deluxe Corp.                                   348
 19,500 Donnelley (R.R.) & Sons Co.                    724
 12,500 Dow Jones & Co., Inc.                          486
 18,200 Gannett Co., Inc.                            1,683
  4,000 Harland (John H.) Co.                           91
 12,100 Knight-Ridder, Inc.                            522
 12,900 McGraw Hill Cos., Inc.                         705
  6,900 Meredith Corp.                                 179
 11,400 Moore Corp. Ltd.                               254
 12,500 New York Times Co.                             576
 73,600 Time Warner, Inc.                            3,422
 12,100 Times Mirror Co.                               679
 15,900 Tribune Co.                                    688
                                                  --------
                                                    10,689
                                                  --------
 PROFESSIONAL SERVICES--1.9%
  6,200 Autodesk, Inc.                                 241
 37,800 Automatic Data Processing, Inc.              1,857
 46,950 Computer Associates International, Inc.      2,571
  9,900 Computer Sciences Corp.*                       766
 51,325 CUC International, Inc.*                     1,180
 57,900 First Data Corp.                             2,316
 10,500 Interpublic Group of Cos., Inc.                629
 44,800 Novell, Inc.*                                  353
 87,500 Oracle Corp.*                                4,080
  9,800 Ryder System, Inc.                             325
  7,500 Safety-Kleen Corp.                             117
  3,000 Shared Medical Systems Corp.                   159
 47,600 Sun Microsystems, Inc.*                      1,535
                                                  --------
                                                    16,129
                                                  --------
 RECREATION AND LEISURE SERVICES--1.1%
 87,400 Disney (Walt) Co.                            7,156
  9,200 Harcourt General, Inc.                         436
 13,300 Harrah's Entertainment, Inc.*                  248
  4,800 King World Productions, Inc.*                  181
 37,345 Mattel, Inc.                                 1,116
                                                  --------
                                                     9,137
                                                  --------

 Shares  Description                               Value
----------------------------------------------------------
 RESEARCH AND CONSULTING SERVICES--0.2%
  22,000 Cognizant Corp.                          $    814
  22,000 Dun & Bradstreet Corp.                        575
   6,100 EG&G, Inc.                                    119
                                                  --------
                                                     1,508
                                                  --------
 RETAIL--4.9%
  32,500 Albertson's, Inc.                           1,089
  18,900 American Stores Co.                           860
  19,500 Autozone, Inc.*                               456
  13,500 Charming Shoppes, Inc.*                        71
  12,700 Circuit City Stores, Inc.                     502
  27,203 Costco Cos., Inc.*                            918
  13,700 CVS Corp.                                     656
  20,700 Darden Restaurants, Inc.                      173
  28,100 Dayton-Hudson Corp.                         1,352
  14,700 Dillard Department Stores, Inc.               496
  26,900 Federated Department Stores, Inc.*            995
  36,100 Gap, Inc.                                   1,236
   7,700 Giant Food, Inc.                              254
   4,900 Great Atlantic & Pacific Tea Co., Inc.        135
  16,775 Hasbro, Inc.                                  486
  62,200 Home Depot (The), Inc.                      3,919
  62,700 Kmart Corp.*                                  878
  32,700 Kroger Co.*                                   838
  35,100 Limited, Inc. (The)                           711
   5,000 Longs Drug Stores, Inc.                       119
  22,400 Lowe's Cos., Inc.                             882
  31,700 May Department Stores Co.                   1,494
   4,800 Mercantile Stores Co., Inc.                   258
  37,300 Nike, Inc.                                  2,126
  10,400 Nordstrom, Inc.                               499
  32,000 Penney (J.C.) Co., Inc.                     1,648
   7,800 Pep Boys--Manny, Moe & Jack                   244
   7,200 Reebok International, Ltd.*                   295
  15,900 Rite Aid Corp.                                739
  50,700 Sears, Roebuck & Co.                        2,491
   8,700 SUPERVALU, Inc.                               290
  10,100 TJX Cos., Inc.                                485
  37,600 Toys "R" Us, Inc.*                          1,170
 296,900 Wal-Mart Stores, Inc.                       8,833
  31,900 Walgreen Co.                                1,491
  16,700 Wendy's International, Inc.                   390
  19,400 Winn-Dixie Stores, Inc.                       742
  17,300 Woolworth Corp.*                              417
                                                  --------
                                                    40,638
                                                  --------
 RUBBER AND PLASTICS--0.7%
   5,300 Armstrong World Industries, Inc.              360
  10,200 Cooper Tire & Rubber Co.                      228
  20,100 Goodyear Tire & Rubber Co.                  1,176
  76,100 Monsanto Co.                                3,348
  19,400 Rubbermaid, Inc.                              541
   8,100 Tupperware Corp.                              294
                                                  --------
                                                     5,947
                                                  --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                              Value
---------------------------------------------------------
 SANITARY SERVICES--0.4%
  27,600 Browning-Ferris Industries, Inc.        $    904
  40,600 Laidlaw, Inc.                                548
  58,580 WMX Technologies, Inc.                     1,860
                                                 --------
                                                    3,312
                                                 --------
 SERVICE INDUSTRY MACHINERY--0.2%
  16,266 Pall Corp.                                   384
  78,200 Westinghouse Electric Corp.                1,584
                                                 --------
                                                    1,968
                                                 --------
 STEEL PRODUCTS--0.8%
  29,300 Alcan Aluminium Ltd.                       1,051
  22,400 Aluminum Co. of America                    1,649
  13,700 Armco, Inc.*                                  51
   5,500 Asarco, Inc.                                 171
  14,500 Bethlehem Steel Corp.*                       145
  18,587 Engelhard Corp.                              402
   6,300 Inland Steel Industries, Inc.                155
  11,400 Nucor Corp.                                  673
   6,700 Owens Corning Fiberglass Corp.               280
   8,400 Phelps Dodge Corp.                           702
   9,400 Reynolds Metals Co.                          638
  11,000 USX-U.S. Steel Group                         355
  12,475 Worthington Industries, Inc.                 231
                                                 --------
                                                    6,503
                                                 --------
 TEXTILES--0.1%
  10,000 Fruit of the Loom, Inc.*                     349
   5,000 Russell Corp.                                153
   2,600 Springs Industries, Inc., Class A            132
                                                 --------
                                                      634
                                                 --------
 TOBACCO PRODUCTS--0.1%
  22,000 American Brands, Inc.                      1,078
                                                 --------
 TRANSPORTATION PARTS AND EQUIPMENT--4.5%
  36,600 AlliedSignal, Inc.                         2,809
     176 Autoliv, Inc.                                  7
  46,355 Boeing Co.                                 4,879
  90,900 Chrysler Corp.                             2,886
  13,200 Dana Corp.                                   477
  10,000 Eaton Corp.                                  798
   8,100 Echlin, Inc.                                 270
   4,600 Fleetwood Enterprises, Inc.                  124
 153,400 Ford Motor Co.                             5,752
   8,200 General Dynamics Corp.                       614
  97,800 General Motors Corp.                       5,599
  32,000 Illinois Tool Works, Inc.                  1,588
  24,954 Lockheed Martin Corp.*                     2,336
  27,500 McDonnell Douglas Corp.                    1,770
   9,420 Navistar International Corp.*                157
   7,500 Northrop Grumman Corp.                       636
  10,120 PACCAR, Inc.                                 458
  28,300 Rockwell International Corp.               1,825
  10,700 Textron, Inc.                              1,268
  16,400 TRW, Inc.                                    877
  30,700 United Technologies Corp.                  2,468
                                                 --------
                                                   37,598
                                                 --------

  Shares/
 Principal
  Amount   Description                             Value
---------------------------------------------------------
 TRANSPORTATION SERVICES--1.3%
  11,800   AMR Corp.*                            $  1,173
  19,765   Burlington Northern Santa Fe Corp.       1,640
   5,100   Caliber System, Inc.                       163
  28,100   CSX Corp.                                1,489
   9,500   Delta Air Lines, Inc.                      891
  14,800   Federal Express Corp.*                     775
  16,200   Norfolk Southern Corp.                   1,573
  18,800   Southwest Airlines Co.                     484
  31,700   Union Pacific Corp.                      2,148
   8,300   USAir Group*                               288
                                                 --------
                                                   10,624
                                                 --------
 WHOLESALE--0.4%
  14,100   Cardinal Health, Inc.                         821
   4,900   Fleming Cos., Inc.                             93
  23,375   Genuine Parts Co.                             783
   6,900   Grainger (W.W.), Inc.                         554
   3,700   Potlatch Corp.                                159
  22,900   Sysco Corp.                                   799
                                                    --------
                                                       3,209
-----------------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $573,604)                                   $841,618
-----------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
           U.S. Treasury Bill #
 $ 1,205   5.260% Due 06/26/97                      $  1,191
-----------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $1,191)                                     $  1,191
-----------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.8%
           Bank of Tokyo-Mitsubishi, Grand Cayman
 $15,075   5.750% Due 06/02/97                      $ 15,075
-----------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $15,075)                                    $ 15,075
-----------------------------------------------------------------------------
 TOTAL INVESTMENTS--103.2%
  (Cost $589,870)                                   $857,884
-----------------------------------------------------------------------------
 Liabilities, less other assets--(3.2)%              (27,034)
-----------------------------------------------------------------------------
 NET ASSETS--100.0%                                 $830,850
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

            Number of       Contract       Contract        Contract        Unrealized
 Type       Contracts        Amount        Position       Expiration          Gain
-------------------------------------------------------------------------------------
S&P 500        38           $15,337          Long          06/20/97           $780
-------------------------------------------------------------------------------------

*Non-income producing security.

#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                              Value
---------------------------------------------------------
                            FOCUSED GROWTH PORTFOLIO
 COMMON STOCKS--94.5%
 BANKING--5.1%
  19,200 Chase Manhattan Corp.                   $  1,814
  22,300 MBNA Corp.                                   755
  54,800 State Street Bank Boston Corp.             2,445
   4,575 Wells Fargo & Co.                          1,206
                                                 --------
                                                    6,220
                                                 --------
 CHEMICALS AND ALLIED PRODUCTS--18.3%
  24,400 Abbott Laboratories                        1,537
  16,500 American Home Products Corp.               1,258
  36,600 Bristol Myers Squibb Co.                   2,686
  20,300 du Pont (E.I.) de Nemours & Co.            2,210
  20,100 Lilly (Eli) & Co.                          1,869
  44,900 Merck & Co., Inc.                          4,035
  22,800 Pfizer, Inc.                               2,346
  26,700 Procter & Gamble Co.                       3,681
  12,600 Schering-Plough Corp.                      1,143
  15,000 Warner-Lambert Co.                         1,511
                                                 --------
                                                   22,276
                                                 --------
 COMMUNICATIONS--2.2%
  23,700 Lucent Technologies, Inc.                  1,508
  19,900 SBC Communications, Inc.                   1,164
                                                 --------
                                                    2,672
                                                 --------
 COMPUTERS AND OFFICE MACHINES--12.1%
  37,100 Cisco Systems, Inc.*                       2,514
  26,500 Compaq Computer Corp.*                     2,869
  20,700 Computer Sciences Corp.*                   1,602
  32,800 Hewlett-Packard Co.                        1,689
  48,700 Microsoft Corp.*                           6,038
                                                 --------
                                                   14,712
                                                 --------
 CONSUMER PRODUCTS--1.6%
  22,300 Gillette Co.                               1,982
                                                 --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
  9.3%
 115,200 General Electric Co.                       6,955
  29,000 Intel Corp.                                4,394
                                                 --------
                                                   11,349
                                                 --------
 FINANCIAL--3.3%
  46,400 Federal National Mortgage Association      2,024
  50,000 Schwab Charles Corp.                       2,031
                                                 --------
                                                    4,055
                                                 --------
 FOOD AND BEVERAGES--12.5%
  91,100 Coca-Cola (The) Co.                        6,218
  52,900 PepsiCo, Inc.                              1,944
 105,900 Philip Morris Cos., Inc.                   4,660
  77,000 Starbucks Corp.*                           2,425
                                                 --------
                                                   15,247
                                                 --------
 GLASS, CLAY AND STONE PRODUCTS--1.0%
  33,000 Newell Co.                                 1,262
                                                 --------

 Shares  Description                           Value
------------------------------------------------------
 HEALTH SERVICES--4.7%
  53,600 Johnson & Johnson Co.                $  3,209
  34,200 Medtronic, Inc.                         2,531
                                              --------
                                                 5,740
                                              --------
 INDUSTRIAL INSTRUMENTS--0.8%
  12,300 Eastman Kodak Co.                       1,019
                                              --------
 INSURANCE SERVICES--4.0%
  17,300 American International Group, Inc.      2,342
  23,800 MBIA, Inc.                              2,556
                                              --------
                                                 4,898
                                              --------
 OIL AND GAS--1.0%
  10,200 Schlumberger Ltd. ADR                   1,215
                                              --------
 PAPER PRODUCTS--0.9%
  21,000 Kimberly-Clark Corp.                    1,053
                                              --------
 PRINTING AND PUBLISHING--0.6%
  16,700 Time Warner, Inc.                         777
                                              --------
 PROFESSIONAL SERVICES--3.7%
  20,600 Cintas Corp.                            1,277
  14,700 First Data Corp.                          588
  85,000 Olsten Corp.                            1,668
  22,200 Oracle Corp.*                           1,035
                                              --------
                                                 4,568
                                              --------
 RECREATION AND LEISURE SERVICES--3.2%
  51,300 Carnival Corp., Class A                 1,949
  24,000 Disney (The Walt) Co.                   1,965
                                              --------
                                                 3,914
                                              --------
 RETAIL--8.4%
  16,000 Home Depot (The) Inc.                   1,008
  46,700 Kohls Corp.*                            2,516
  15,000 Nike, Inc.*                               855
  81,000 Staples, Inc.*                          1,782
  13,300 Tommy Hilfiger Corp.*                     592
   4,300 Unilever N.V.                             833
  14,000 Walgreen Co.                              655
  70,000 Wal-Mart Stores, Inc.                   2,083
                                              --------
                                                10,324
                                              --------
 TRANSPORTATION PARTS AND EQUIPMENT--1.8%
  20,700 Boeing (The) Co.                        2,179
------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $93,230)           $115,462
------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                               Value
------------------------------------------------------------
 OTHER INVESTMENT--3.3%
  48,000   Standard & Poor's Depository Receipt
           Unit Trust, Series: 1                    $  4,086
------------------------------------------------------------
 TOTAL OTHER INVESTMENT (Cost $3,737)               $  4,086
------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.8%
           Bank of Tokyo-Mitsubishi, Grand Cayman
  $2,222   5.750% Due 06/02/97                      $  2,222
------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $2,222)          $  2,222
------------------------------------------------------------
 TOTAL INVESTMENTS--99.6%
  (Cost $99,189)                                    $121,770
------------------------------------------------------------
 Other assets, less liabilities--0.4%                    439
------------------------------------------------------------
 NET ASSETS--100.0%                                 $122,209
------------------------------------------------------------
------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                            Value
----------------------------------------------------------
                      INTERNATIONAL EQUITY INDEX PORTFOLIO
 COMMON STOCKS--95.0%
 AUSTRALIA--2.7%
    200 Aberfoyle Ltd.                        $     1
  1,600 Amcor Ltd.                                 10
    500 Ashton Mining Ltd.                          1
  1,500 Australian National Industries Ltd.         2
    700 Australian Gas Light Co. Ltd.               4
  2,900 Boral Ltd.                                  9
    600 Brambles Industries Ltd.                   11
  5,000 Broken Hill Proprietary Co. Ltd.           72
  1,300 Burns Philp & Co. Ltd.                      2
  1,400 Coca-Cola Amatil Ltd.                      16
  2,700 Coles Myer Ltd.                            13
    800 CRA Ltd.                                   13
  1,600 Crown Ltd.*                                 3
  2,500 CSR Ltd.                                    9
    700 David Jones Ltd.                            1
    200 Delta Gold NL                               0
    700 Email Ltd.                                  2
    200 Faulding (F.H.) & Co. Ltd.                  1
  4,900 Foster's Brewing Group Ltd.                10
    800 Futuris Corp. Ltd.                          1
  2,900 General Property Trust Units                6
  1,500 Gio Australia Holdings Ltd.                 4
  3,000 Goodman Fielder Ltd.                        4
    500 Great Central Mines Ltd.                    1
  1,000 Hardie (James) Industries Ltd.              3
    750 Ici Australia Ltd.                          7
    500 Leighton Holdings Ltd.                      2
    650 Lend Lease Corp. Ltd.                      13
  4,100 M.I.M. Holdings Ltd.                        6
    300 Metal Manufactures Ltd.                     1
  3,700 National Australia Bank                    53
    400 Newcrest Mining Ltd.                        1
  5,000 News Corp. Ltd.                            22
  4,000 Normandy Mining Ltd.                        5
  1,800 North Ltd.                                  7
  2,600 Pacific Dunlop Ltd.                         7
  2,200 Pioneer International Ltd.                  7
    300 Plutonic Resources Ltd.                     1
    600 QBE Insurance Group Ltd.                    4
  1,200 QCT Resources Ltd.                          1
    400 Resolute Ltd.                               1
    400 RGC Ltd.                                    2
    300 Rothmans Holdings Ltd.                      2
  1,300 Santos Ltd.                                 5
    700 Schroders Property Fund                     1
    450 Smith (Howard) Ltd.                         4
    200 Sons of Gwalia Ltd.                         1
  1,500 Southcorp Holdings Ltd.                     6
    600 Stockland Trust Group                       2
    800 TABCORP Holdings Ltd.                       4

 Shares Description                                              Value
-----------------------------------------------------------------------
  2,900 Westfield Trust                                         $     5
  4,500 Westpac Banking Corp. Ltd.                                   24
  2,800 WMC Ltd.                                                     18
                                                                -------
                                                                    411
                                                                -------
 AUSTRIA--0.4%
      5 Austria Mikro Systeme International A.G.                      0
      5 Austrian Airlines Osterreichische Luftverkehrs  A.G.*         1
    144 Bank Austria A.G.                                             9
     12 Bank Austria A.G. (Partial Certificates)                      0
      8 Bau Holdings A.G.                                             1
     28 Bohler-Uddeholm A.G.                                          2
      3 BWT A.G.                                                      0
     74 Creditanstalt-Bankverein                                      4
     18 Ea-Generali A.G.                                              4
     50 Flughafen Wien A.G.                                           2
      6 Lenzing                                                       0
     32 Mayr-Melnhof Karton A.G.                                      2
     24 Oesterreichische Brau-Beteiligungs A.G.                       1
     78 Oesterreichische Elektrizitaetswirtschafts A.G.               6
     68 OMV A.G.                                                      9
     36 Radex-Heraklith Industriebeteiligungs A.G.                    2
     20 Steyr-Daimler-Puch A.G.                                       1
      9 Universale-Bau A.G.                                           0
     38 VA Technologies A.G.                                          7
     18 Wienerberger Baustoffindustrie A.G.                           4
                                                                -------
                                                                     55
                                                                -------
 BELGIUM--1.2%
     50 Barco Industries                                              9
      6 Bekaert N.V.                                                  3
     40 CBR Cementbedrisven                                           4
     98 Delhaize-Le Lion                                              5
    150 Electrabel S.A.                                              34
    100 Fortis A.G.                                                  19
     50 Generale de Banque S.A.                                      20
     50 Gevaert N.V.                                                  4
     50 Groupe Bruxelles Lambert S.A.                                 8
     33 Kredietbank N.V.                                             14
     33 Kredietbank N.V., Rights*                                     0
     60 Petrofina S.A.                                               21
     39 Royale Belge                                                 11
     25 Solvay S.A.                                                  15
     25 Tractebel                                                    11
     50 Union Miniere Group                                           4
                                                                -------
                                                                    182
                                                                -------
 DENMARK--0.9%
     33 Bang & Olufsen Holdings A/S                                   2
     99 Carlsberg A/S, Class A                                        6
     55 Carlsberg A/S, Class B                                        3
      1 D/S 1912, Class B                                            35
    154 Danisco A/S                                                   9
    200 Den Danske Bank                                              19
     20 FLS Industries A/S, Class B                                   3

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                   Value
------------------------------------------------------------
    14  GN Store Nord A/S                            $     2
    66  International Service System A/S, Class B*         2
    20  Nkt Holdings A/S                                   1
   196  Novo-Nordisk A/S                                  21
    48  Det Ostasiatiske Kompagni A/S*                     1
    33  Radiometer A/S, Class B                            2
   116  SAS Danmark A/S                                    1
    15  Sophus Berendsen A/S, Class A                      2
    52  Sophus Berendsen A/S, Class B                      8
    90  Superfos A/S                                       2
   336  Tele Danmark A/S                                  17
   148  Unidanmark A/S, Class A                            8
                                                     -------
                                                         144
                                                     -------
 FINLAND--0.7%
   300  Kemira Oy                                          3
   300  Kesko                                              4
 2,000  Merita Ltd., Class A                               7
   100  Metra Oy, Class A                                  3
   100  Metra Oy, Class B                                  3
   500  Nokia AB, Class A                                 33
   300  Nokia AB, Class K                                 19
   300  Outokumpu Oy, Class A                              6
   100  Pohjola Insurance Group, Class A                   3
    16  Rauma Group                                        0
   100  Sampo Insurance Co. Ltd., Class A                  9
   700  Upm-Kymmene Corp.                                 16
                                                     -------
                                                         106
                                                     -------
 FRANCE--6.4%
   100  Accor S.A.                                        14
   400  Alcatel Alsthom S.A.                              43
   800  AXA-UAP                                           48
   550  Banque Nationale de Paris                         23
    50  Bouygues                                           4
    60  Canal Plus                                        10
   100  Carrefour S.A.                                    66
   100  Casino Guichard-Perrachori                         4
   300  Cie Generale des Eaux                             37
   300  Cie Generale des Eaux Warrants*                    0
    50  Club Mediterranee                                  4
    50  Compagnie Bancaire S.A.                            5
   220  Compagnie de Saint Gobain                         30
   400  Compagnie de Suez                                 20
   275  Compagnie Financiere de Paribas                   18
    25  Compagnie Parisienne de Reescompte                 2
    10  Comptoirs Modernes                                 4
    50  Credit National                                    3
   300  CSF                                                9
   200  Danone                                            30
   700  Elf Aquitaine S.A.                                70
    50  Eridania Beghin-Say S.A.                           7
    20  Essilor International                              5
     5  Eurafrance S.A.                                    2
    10  Groupe Saint Louis                                 2
   200  Havas S.A.                                        14

 Shares Description                               Value
--------------------------------------------------------
    50  Imetal S.A.                              $     7
   200  Lafarage S.A.                                 13
   200  Lagardere S.C.A.                               6
   200  L'Air Liquide                                 31
    70  Legrand S.A.                                  11
   170  L'OREAL                                       62
   220  LVMH Moet Hennessy Louis Vuitton              53
   125  Lyonnaise des Eaux S.A.                       12
   310  Michelin, Class B                             17
    50  Moulinex                                       1
    10  Pathe                                          2
   100  Pernod-Ricard                                  5
   150  Peugeot Citroen                               15
    50  Pinault Printemps-Redoute S.A.                21
    50  Primagaz Cie                                   5
    50  Promodes                                      17
   850  Rhone-Poulenc, Class A                        28
    10  Sagem S.A.                                     5
    50  Salomon                                        4
   300  Sanofi S.A.                                   26
   350  Schneider S.A.                                17
    50  SEFIMEG                                        4
   100  SEITA                                          3
    50  Sidel S.A.                                     4
    25  Simco S.A.                                     2
   100  Societe BIC S.A.                              15
   250  Societe Generale                              28
    50  Societe Technip                                5
    20  Sodexho Alliance S.A.                          9
   600  Total S.A., Class B                           55
   600  Usinor Sacilor                                 9
   150  Valeo S.A.                                     9
                                                 -------
                                                     975
                                                 -------
 GERMANY--8.2%
   100  Adidas A.G.                                   11
   560  Allianz A.G.                                 119
 1,550  BASF A.G.                                     57
 1,800  Bayer A.G.                                    70
   650  Bayer Hypotheken-und Wechsel-Bank A.G.        21
   650  Bayerische Vereinsbank A.G.                   27
   200  Beiersdorf A.G.                               11
    50  CKAG Colonia Konzern A.G.                      5
 1,300  Daimler-Benz A.G.                            100
 1,250  Deutsche Bank A.G.                            69
   800  Deutsche Lufthansa A.G.                       13
 5,500  Deutsche Telekom A.G.                        122
    50  Deutz A.G.*                                    0
   850  Dresdner Bank A.G.                            30
    50  FAG Kugelfischer Georg Schaefer A.G.           1
   100  Heidelbergerzement A.G.                        9
   150  Hochtief A.G.                                  6
    20  Karstadt A.G.                                  7
    20  Linde A.G.                                    14
    50  Man A.G.                                      14
    90  Mannesmann A.G.                               37

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                                       Value
----------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
GERMANY--Continued
    300 Merck KGaA                                       $    12
    250 Metro A.G.                                            27
     50 Muenchener Ruckversicherungs-Gesellschaft A.G.       128
     30 Preussag A.G.                                          8
    850 RWE A.G.                                              36
    150 SAP A.G.                                              27
    150 Schering A.G.                                         15
     50 SGL Carbon A.G.                                        7
  1,400 Siemens A.G.                                          79
     60 Thyssen A.G.                                          14
  1,200 VEBA A.G.                                             68
     50 Viag A.G.                                             23
     80 Volkswagen A.G.                                       52
                                                         -------
                                                           1,239
                                                         -------
 HONG KONG--3.7%
 10,000 Applied International Holdings*                        1
  3,400 Bank of East Asia Ltd.                                12
  7,000 Cathay Pacific Airways                                11
  6,000 Cheung Kong Holdings Ltd.                             61
  6,500 China Light & Power Co. Ltd.                          33
  4,000 Chinese Estates Holdings                               4
  1,000 Dickson Concepts International Ltd                     4
  5,000 Elec & Eltek International Holdings Ltd.               1
  2,000 Giordano International Ltd.                            1
  3,000 Hang Lung Development Co.                              6
  5,000 Hang Seng Bank Ltd.                                   60
  9,200 Hong Kong China Gas Co. Ltd.                          16
 29,600 Hong Kong Telecommunications Ltd.                     66
  2,000 Hong Kong & Shanghai Hotels Ltd.                       3
  8,000 Hopewell Holdings Ltd.                                 4
 10,000 Hutchinson Whampoa Ltd.                               83
  2,000 Hysan Development Co. Ltd.                             7
  1,000 Johnson Electric Holdings Ltd.                         3
  1,000 Kumagai Gum Ltd.                                       1
  1,000 Miramar Hotel & Investment Ltd.                        2
  4,000 New World Development Co. Ltd.                        25
  2,000 Oriental Press Group                                   1
  1,000 Peregrine Investments Holdings Ltd.                    2
  2,000 Playmates Toys Holdings                                0
  6,000 Regal Hotels International                             2
  3,000 Shangri-La Asia Ltd.                                   4
  2,000 Shun Tak Holdings Ltd.                                 1
  2,000 Stelux Holdings                                        0
  4,000 South China Morning Post Holdings Ltd.                 4
  6,000 Sun Hung Kai Properties Ltd.                          74
  4,000 Swire Pacific Ltd.                                    34
  1,000 Tai Cheung Holdings Ltd.                               1
  1,000 Television Broadcasts Ltd.                             4
  5,000 Wharf Holdings Ltd.                                   22
  1,000 Wing Lung Bank                                         6
                                                         -------
                                                             559
                                                         -------

 Shares Description                              Value
-------------------------------------------------------
 IRELAND--0.1%
  1,218 Allied Irish Banks PLC                  $     9
     79 Crean (James) PLC                             0
    682 CRH PLC                                       7
    514 Fyffes PLC                                    1
    334 Greencore Group PLC                           2
    441 Independent Newspapers PLC                    2
    554 Irish Life PLC                                3
    294 Kerry Group PLC                               3
  1,939 Smurfit (Jefferson) Group PLC                 5
  1,294 Waterford Wedgewood PLC                       1
    387 Woodchester Investments PLC                   2
                                                -------
                                                     35
                                                -------
 ITALY--2.8%
  2,000 Assicurazioni Generali                       34
  5,000 Banca Commerciale Italiana                   10
  1,000 Banco Ambrosiano S.p.A.                       2
  1,000 Banco Ambrosiano Veneto S.p.A.                1
  1,000 Banco Popolare di Milano                      5
  1,000 Cementir S.p.A.                               1
  6,000 Credito Italiano                              9
  2,000 Edison S.p.A.                                 9
 20,000 ENI S.p.A.                                  100
  8,000 Fiat S.p.A.                                  26
  2,000 Fiat-RNC S.p.A.                               3
  1,000 Impregilo S.p.A.*                             1
  2,000 Istituto Bancario San Paolo di Torino        12
  2,000 Istituto Mobiliare Italiano S.p.A.           17
 10,000 Istituto Nationale Assicurazioni             14
  2,000 Italgas S.p.A.                                6
  1,000 Magneti Marelli                               2
  3,000 Mediaset S.p.A.*                             13
  1,000 Mediobanca S.p.A.*                            6
 13,000 Montedison S.p.A.                             8
  2,000 Montedison-RNC S.p.A.                         1
  9,000 Olivetti Group*                               3
  4,000 Parmalat Finanziaria S.p.A.                   6
  4,000 Pirelli S.p.A.                                9
  1,000 Riunione Adriatic di Sicurta S.p.A.           8
  1,000 Sirti S.p.A.                                  6
  2,000 Snia BPD S.p.A.                               2
 17,000 Telecom Italia Mobile S.p.A.                 50
  4,000 Telecom Italia Mobile-RNC S.p.A.              7
 17,000 Telecom Italia S.p.A.                        47
  4,000 Telecom Italia-RNC S.p.A.                     9
                                                -------
                                                    427
                                                -------
 JAPAN--29.5%
  1,000 77 Bank                                       9
  2,000 Ajinomoto Co.                                20
  1,000 Amada Co. Ltd.                                8
  1,000 Aoki Corp.*                                   1

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                            Value
-----------------------------------------------------
    200 Arabian Oil Co.                       $     7
  6,000 Asahi Bank Ltd.                            39
  1,000 Asahi Breweries Ltd.                       14
  4,000 Asahi Chemical Industry Co. Ltd.           22
  3,000 Asahi Glass Co. Ltd.                       29
  2,000 Ashikaga Bank Ltd.                          7
    100 Autobacs Seven Co. Ltd.                     7
 12,000 Bank of Tokyo-Mitsubishi Ltd.             208
  3,000 Bank of Yokohama Ltd.                      15
  2,000 Bridgestone Corp.                          45
  1,000 Brother Industries Ltd.                     4
  2,000 Canon, Inc.                                51
  1,000 Casio Computer Co. Ltd.                     8
  2,000 Chiba Bank Ltd.                            10
  1,000 Chichibu Onoda Cement Corp.                 4
  1,000 Chiyoda Corp.*                              5
  1,000 Chugai Pharmaceutical Co. Ltd.              8
  1,000 Citizen Watch Co. Ltd.                      7
  2,000 Cosmo Oil Co. Ltd.                          9
    200 CSK Corp.                                   6
  2,000 Dai Nippon Ink & Chemicals, Inc.            7
  2,000 Dai Nippon Printing Co. Ltd.               40
  1,000 Daicel Chemical Industry Ltd.               4
  1,000 Daido Steel Co. Ltd.                        3
  2,000 Daiei, Inc.                                13
  1,000 Daiichi Pharmaceutical                     17
  1,000 Daikin Industries Ltd.                     10
  1,000 Daimaru, Inc.                               5
    400 Daito Trust Construction Co.                4
  1,000 Daiwa House Industry Co. Ltd.              12
  3,000 Daiwa Securities Co. Ltd.                  22
  1,000 Denki Kagaku Kogyo Kabushiki Kaisha         2
  2,000 Denso Corp.                                50
     11 East Japan Railway Co.                     54
  1,000 Ebara Corp.                                14
  1,000 Eisai Co. Ltd.                             20
    600 Fanuc                                      21
  7,000 Fuji Bank Ltd.                             90
  1,000 Fuji Photo Film Co.                        39
  1,000 Fujikura Ltd.                               9
  1,000 Fujita Corp.                                2
  5,000 Fujitsu Ltd.                               61
  2,000 Furukawa Electric Co. Ltd.                 12
  1,000 Gunma Bank                                  8
  1,000 Gunze Ltd.                                  4
  2,000 Hankyu Corp.                               10
  1,000 Haseko                                      2
  1,000 Hazama Corp.                                2
  1,000 Higo Bank                                   6
  8,000 Hitachi Ltd.                               85
  3,000 Hitachi Zosen Corp.                        11
  2,000 Hokuriku Bank                               7
  2,000 Honda Motor Co. Ltd.                       59
  1,000 Inax                                        7
  6,000 Industrial Bank of Japan                   72

 Shares Description                                 Value
----------------------------------------------------------
 1,000  Isetan                                     $    13
 1,000  Ishihara Sangyo Kaisha                           3
 1,000  Ito-Yokado Co.                                  57
 4,000  Itochu Corp.                                    20
 1,000  Itoham Foods                                     6
 1,000  Iwataini International Corp.                     4
 4,000  Japan Airlines*                                 17
 3,000  Japan Energy Corp.                               8
 1,000  Japan Steel Works*                               2
 2,000  Joyo Bank                                       10
 1,000  JUSCO Co.                                       34
 2,000  Kajima Corp.                                    11
 1,000  Kamigumi Co. Ltd.                                6
 1,000  Kandenko Co. Ltd.                                8
 1,000  Kanebo Ltd.                                      2
 1,000  Kaneka Corp.                                     6
 2,500  Kansai Electric Power Co., Inc.                 47
 1,000  Kansai Paint                                     4
 2,000  Kao Corp.                                       27
 4,000  Kawasaki Heavy Industries Ltd.                  17
 1,000  Kawasaki Kisen Kaisha Ltd.                       2
 8,000  Kawasaki Steel Corp.                            23
 1,000  Keihin Electric Express Railway Co. Ltd.         5
 1,000  Kikkoman Corp.                                   7
 1,000  Kinden Corp.                                    13
 4,000  Kinki Nippon Railway                            24
 3,000  Kirin Brewery Co. Ltd.                          30
 3,000  Komatsu Ltd.                                    23
   100  Konami Co. Ltd.                                  4
 1,000  Konica Corp.                                     6
 1,000  Koyo Seiko Co.                                   8
 1,000  Kuarabo Industries                               3
 4,000  Kubota Corp.                                    18
 2,000  Kumagai Gumi Co. Ltd.                            3
 1,000  Kuraray Co. Ltd.                                10
 1,000  Kureha Chemical Industry                         4
 1,000  Kyowa Hakko Kogyo                                7
 1,000  Lion Corp.                                       4
 4,000  Marubeni Corp.                                  17
 1,000  Maruha Corp.                                     2
 1,000  Marui Co. Ltd.                                  19
 5,000  Matsushita Electric Industrial Co. Ltd.         94
 1,000  Meiji Milk Products Co. Ltd.                     5
 1,000  Meiji Seika                                      5
 1,000  Minebea Co. Ltd.                                10
 6,000  Mitsubishi Chemical Corp.                       18
 4,000  Mitsubishi Corp.                                47
 5,000  Mitsubishi Electric Corp.                       28
 3,000  Mitsubishi Estate Co. Ltd.                      41
 1,000  Mitsubishi Gas Chemical Go.                      4
 8,000  Mitsubishi Heavy Industries Ltd.                58
 3,000  Mitsubishi Materials Corp.                      12
 1,000  Mitsubishi Oil Co. Ltd.                          5
 1,000  Mitsubishi Paper Mills                           4
 2,000  Mitsubishi Rayon Co.                             8

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                                   Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
JAPAN--Continued
  3,000 Mitsubishi Trust & Banking Corp.             $     43
  4,000 Mitsui & Co.                                       35
  2,000 Mitsui Engineering & Shipbuilding Co. Ltd.          4
  2,000 Mitsui Fudosan Co. Ltd.                            25
  2,000 Mitsui Marine & Fire Insurance Co. Ltd.            13
  1,000 Mitsui Mining & Smelting                            4
  3,000 Mitsui O.S.K. Lines Ltd.*                           7
  2,000 Mitsui Toatsu Chemicals, Inc.                       5
  3,000 Mitsui Trust & Banking Co. Ltd.                    23
  1,000 Mitsukoshi Ltd.                                     7
  1,000 Murata Manufacturing Co. Ltd.                      40
  1,000 Mycal Corp.                                        14
  2,000 Nagoya Railroad Co. Ltd.                            8
  1,000 Nankai Electric Railway                             5
  4,000 NEC Corp.                                          56
  1,000 NGK Insulators Ltd.                                10
  1,000 NGK Spark Plug Co.                                 11
  1,000 Nichido Fire & Marine Insurance                     6
  1,000 Nichirei Corp.                                      5
  1,000 Nihon Cement Co. Ltd.                               5
  1,000 Niigata Engineering Co. Ltd.*                       2
  1,000 Nikon Corp.                                        17
  3,000 Nippon Express Co. Ltd.                            23
  1,000 Nippon Fire & Marine Insurance                      5
  1,000 Nippon Light Metal Co.                              4
  1,000 Nippon Meat Packers, Inc.                          12
  3,000 Nippon Oil Co. Ltd.                                15
  2,000 Nippon Paper Industries Co.                        11
  1,000 Nippon Sheet Glass Co. Ltd.                         4
  1,000 Nippon Shinpan Co.                                  3
  1,000 Nippon Shokubai K.K. Co.                            7
 17,000 Nippon Steel Corp.                                 50
  1,000 Nippon Suisan Kaisha Ltd.*                          3
  3,000 Nippon Yusen Kabushiki Kaisha                      12
  1,000 Nishimatsu Construction                             7
  6,000 Nissan Motor Co. Ltd.                              40
  1,000 Nisshinbo Industries, Inc.                          9
  9,000 NKK Corp.                                          18
  1,000 NOF Corp.                                           4
  5,000 Nomura Securities Co. Ltd.                         59
  1,000 NSK Ltd.                                            7
  1,000 NTN Corp.                                           5
  2,000 Obayashi Corp.                                     12
  2,000 Odakyu Electric Railway                            11
  3,000 Oji Paper Co. Ltd.                                 17
  1,000 Okumura Corp.                                       5
  1,000 Olympus Optical Co. Ltd.                            9
  1,000 Omron Corp.                                        20
  1,000 Orient Corp.                                        3
  6,000 Osaka Gas Co. Ltd.                                 16
    100 Oyo Corp.                                           4
  1,000 Penta-Ocean Construction                            3
  1,000 Renown, Inc.*                                       2

 Shares Description                         Value
---------------------------------------------------
 9,000  Sakura Bank Ltd.                   $     54
 1,000  Sankyo Aluminium Industry Co.             3
 1,000  Sankyo Co. Ltd.                          32
 1,000  Sanwa Shutter Corp.                       9
 5,000  Sanyo Electric Co.                       21
 1,000  Sapporo Breweries Ltd.                    8
 1,000  Sato Kogyo                                2
   300  Sega Enterprises                         10
 1,000  Seiyu Ltd.                                8
 1,000  Sekisui Chemical Co. Ltd.                10
 2,000  Sekisui House Ltd.                       20
 3,000  Sharp Corp.                              39
 2,000  Shimizu Corp.                            12
 1,000  Shin-Etsu Chemical Co. Ltd.              25
 1,000  Shionogi & Co.                            7
 1,000  Shiseido Co. Ltd.                        15
 2,000  Shizuoka Bank                            19
 3,000  Showa Denko K.K.                          8
 1,000  Snow Brand Milk Products                  5
 1,000  Sony Corp.                               84
 8,000  Sumitomo Bank Ltd.                      111
 4,000  Sumitomo Chemicals Co.                   17
 3,000  Sumitomo Corp.                           27
 2,000  Sumitomo Electric Industries             31
 2,000  Sumitomo Heavy Industries Ltd.            7
 2,000  Sumitomo Marine & Fire Insurance         15
 8,000  Sumitomo Metal Industries                20
 1,000  Sumitomo Metal Mining Co.                 7
 1,000  Sumitomo Osaka Cement Co. Ltd.            3
 3,000  Taisei Corp.                             13
 1,000  Taisho Pharmaceutical Co.                25
 1,000  Takara Shuzo                              7
 1,000  Takashimaya Co. Ltd.                     13
 2,000  Takeda Chemical Industries               51
 2,000  Teijin Ltd.                               8
 1,000  Teikoku Oil Co. Ltd.                      5
 1,000  Toa Corp.                                 4
 2,000  Tobu Railway Co.                          9
   100  Toho Co.                                 16
 1,300  Tohoku Electric Power                    22
 5,000  Tokai Bank                               41
 4,000  Tokio Marine & Fire Insurance            47
 3,400  Tokyo Electric Power Co.                 65
 7,000  Tokyo Gas Co. Ltd.                       18
   400  Tokyo Steel Manufacturing                 5
 1,000  Tokyo Tatemono Co. Ltd.                   5
 1,000  Tokyotokeiba                              3
 3,000  Tokyu Corp.                              17
 2,000  Toppan Printing Co. Ltd.                 27
 4,000  Toray Industries, Inc.                   27
 2,000  Tosoh Corp.                               7
 1,000  Tostem Corp.                             27
 1,000  Toto Ltd.                                11
 1,000  Toyo Seikan Kaisha                       19
 2,000  Toyobo Ltd.                               5
 1,000  Toyoda Automatic Loom Works              22

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                 Value
------------------------------------------------------------
   9,000 Toyota Motor Corp.                         $    258
   1,000 Tsubakimoto Chain                                 6
   2,000 Ube Industries Ltd.                               6
   1,000 Unitika Ltd.*                                     2
   1,000 Yamaguchi Bank                                   14
   1,000 Yamaha Corp.                                     19
   3,000 Yamaichi Securities Co. Ltd.                      8
   1,000 Yamanouchi Pharmaceutical Co. Ltd.               25
   1,000 Yamato Transport Co. Ltd.                        12
   1,000 Yamazaki Baking Co. Ltd.                         17
   3,000 Yasuda Trust & Banking                            9
   1,000 Yokogawa Electric                                 8
                                                    --------
                                                       4,477
                                                    --------
 MALAYSIA--2.2%
   1,000 AMMB Holdings Berhad                              6
   2,000 Amsteel Corp. Berhad                              2
   1,000 Antah Holdings Berhad                             1
   1,000 Aokam Perdana Berhad*                             1
   1,000 Berjaya Group Berhad                              1
   1,000 Berjaya Leisure Berhad                            3
   2,000 Commerce Asset Holdings Berhad                    6
     400 Commerce Asset Holdings Berhad Rights*            0
     250 Commerce Asset Holdings Berhad Warrants*          0
   1,000 DCB Holdings Berhad                               3
   1,000 Edaran Otomobil Nasional Berhad                   9
   1,000 Ekran Berhad                                      2
   1,000 Golden Hope Plantations Berhad                    2
   1,000 Golden Plus Holdings Berhad                       2
   1,000 Guinness Anchor Berhad                            2
     666 Guolene Paper Products Berhad Rights*             0
   1,000 Highlands & Lowlands Berhad                       2
   1,000 Hong Leong Industries Berhad                      3
   1,000 Hong Leong Properties Berhad                      1
   1,000 Hume Industries Berhad                            5
   1,000 Idris Hydraulic Berhad*                           1
   1,000 IGB Corp. Berhad                                  1
   1,000 IOI Corp. Berhad                                  1
   1,000 Jaya Tiasa Holdings Berhad                        5
   1,000 Johan Holdings Berhad                             1
   1,000 Kedah Cement Holdings Berhad                      1
   1,000 Kemayan Corp. Berhad                              1
   1,000 Kian Joo Can Factory Berhad                       4
   1,000 Kuala Lumpur Kepong Berhad                        3
   1,000 Land and General Berhad                           1
   1,000 Landmarks                                         1
   1,000 Leader Universal Holdings Berhad                  2
   2,000 Magnum Corp. Berhad                               3
   2,800 Malayan Banking Berhad                           30
   1,000 Malayan Cement Berhad                             2
   2,000 Malayan United Industries Berhad                  1
   1,000 Malayawata Steel Berhad                           2
   3,000 Malaysia International Shipping Berhad            7
   1,000 Malaysia Mining Corp. Berhad                      1
   1,000 Malaysian Airline System Berhad                   2
   1,000 Malaysian Mosaics Berhad                          1

 Shares  Description                                        Value
------------------------------------------------------------------
   1,000 Malaysian Oxygen Berhad                           $     5
   1,000 Malaysian Pacific Industries                            4
   1,000 Malaysian Resources Corp. Berhad                        3
   1,000 MBF Capital Berhad                                      2
   1,000 Metroplex Berhad                                        1
   1,000 Mulpha International Berhad                             1
   1,000 Multi-Purpose Holdings                                  2
   1,000 Mycom Berhad                                            1
   1,000 Nestle Berhad                                           7
   1,000 New Straits Times Press Berhad                          6
   1,000 Oriental Holdings Berhad                                8
   1,000 Palmco Holdings Berhad                                  1
   1,000 Pan-Malaysia Cement Works Berhad                        1
   1,000 Perlis Plantations Berhad                               3
   1,000 Perlis Plantations Berhad Rights*                       2
   1,000 Perusahaan Otomolbil Nasional Berhad                    5
   1,000 Petaling Garden Berhad                                  2
   1,000 Pilecon Engineering Berhad                              2
   1,000 Promet Berhad*                                          1
   2,000 Public Bank Berhad                                      3
   1,000 R.J. Reynolds Berhad                                    3
   1,000 Rashid Hussain Berhad                                   6
   2,000 Resorts World Berhad                                    7
     400 Roghmans of Pall Mall Berhad                            4
   1,000 Selangor Properties Berhad                              1
   1,000 Shell Refining Co. Berhad                               3
   6,000 Sime Darby Berhad                                      20
   1,000 Sungei Way Holdings Berhad                              2
   1,000 Ta Enterprise Berhad                                    1
   1,000 Tan Chong Motor Holdings Berhad                         2
   1,000 Technology Resources Industries Berhad*                 2
   5,000 Telekom Malaysia Berhad                                37
   8,000 Tenaga Nasional Berhad                                 37
   1,000 Time Engineering Berhad                                 2
   1,000 UMW Holdings Berhad                                     5
   2,000 United Engineers Malaysia Ltd.                         16
   1,000 YTL Corp. Berhad                                        4
                                                           -------
                                                               334
                                                           -------
 NETHERLANDS--4.8%
   3,440 ABN AMRO Holdings N.V.                                 64
     168 Akzo Nobel                                             22
      59 Assurantieconcern Stad Rotterdam anno 1720 N.V.         3
   1,668 Elsevier N.V.                                          28
     157 Getronics N.V.                                          5
     126 Heineken N.V.                                          21
       6 Hollandsche Beton Groep N.V.                            1
      48 IHC Caland N.V.                                         3
   1,969 ING Groep N.V.                                         87
     166 KLM Royal Dutch Airlines N.V.                           5
     422 Koninklijke Ahold N.V.                                 32
      58 Koninklijke Hoogovens N.V.                              3
     185 Koninklijke KNP BT N.V.                                 4
      23 Koninklijke Nedlloyd N.V.                               1
      56 Koninklijke Pakhoed N.V.                                2

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                           Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
NETHERLANDS--Continued
  1,172 Koninklijke PTT Nederland N.V.       $    41
     36 Oce-Van Der Grinten N.V.                   5
    883 Philips Electronics N.V.                  48
  1,343 Royal Dutch Petroleum Co.                260
     54 Stork N.V.                                 2
    401 Unilever N.V.                             77
    170 Wolters Kluwer N.V.                       21
                                             -------
                                                 735
                                             -------
 NEW ZEALAND--0.4%
  7,000 Brierley Investments Ltd.                  6
  4,400 Carter Holt Harvey Ltd.                   10
    200 Fisher & Paykel Industries Ltd.            1
    800 Fletcher Challenge Building                2
  1,000 Fletcher Challenge Energy                  3
  2,000 Fletcher Challenge Forests                 3
  2,000 Fletcher Challenge Paper                   5
  1,400 Lion Nathan Ltd.                           4
  4,800 Telecom Corp. of New Zealand Ltd.         23
                                             -------
                                                  57
                                             -------
 NORWAY--0.5%
    200 Aker RGI ASA                               4
     40 Aker RGI ASA, Class B                      1
    100 Bergesen d.y. ASA, Class A                 2
    100 Bergesen d.y. ASA, Class B                 2
  1,400 Christiania Bank Og Kreditkasse            5
    100 Dyno Industrier ASA                        2
    100 Elkem ASA                                  2
    200 Hafslund ASA                               1
    100 Kvaerner ASA                               6
    100 Leif Hoegh & Co. ASA                       2
    200 NCL Holdings ASA*                          1
    600 Norsk Hydro ASA                           30
    100 Norske Skogindustrier ASA                  3
    200 Nycomed ASA, Class A                       3
    100 Nycomed ASA, Class B                       1
    100 Orkla ASA, Class A                         9
    100 Petroleum Geo-Services ASA*                4
    700 Storebrand ASA*                            5
                                             -------
                                                  83
                                             -------
 SINGAPORE--1.0%
  1,000 City Developments Ltd.                     9
  1,000 Comfort Group Ltd.                         1
  1,000 Cycle & Carriage Ltd.                     10
  2,000 DBS Land Ltd.                              7
  1,000 Development Bank of Singapore Ltd.        12
  1,000 First Capital Corp. Ltd.                   3
  1,000 Fraser & Neave Ltd.                        8
  1,000 Goldtron Ltd.                              1
  1,000 Hai Sun Hup Group Ltd.                     1
  1,000 Hotel Properties Ltd.                      2
  2,000 IPC Corp.                                  1

 Shares Description                                                  Value
---------------------------------------------------------------------------
  1,000 Keppel Corp. Ltd.                                           $     5
    250 Keppel Corp. Ltd., Class A *                                      1
  1,000 Lum Chang Holdings Ltd.                                           1
  1,000 NatSteel Ltd.                                                     3
  1,000 Neptune Orient Lines Ltd.                                         1
  1,000 Overseas Chinese Banking Corp. Ltd.                              12
  1,000 Parkways Holdings Ltd.                                            5
  1,000 Singapore Airlines Ltd.                                           8
  1,000 Singapore Press Holdings Ltd.                                    20
  1,000 Singapore Technologies Industrial Corp.                           3
 11,000 Singapore Telecommunications Ltd.                                20
  1,000 Straits Trading Co. Ltd.                                          2
  2,000 United Industrial Corp. Ltd.                                      1
  1,000 United Overseas Bank Ltd.                                        10
  1,000 United Overseas Land Ltd.                                         1
                                                                    -------
                                                                        148
                                                                    -------
 SPAIN--2.3%
     25 Acerinox S.A.                                                     4
    325 Corporacion Bancaria de Espana S.A.                              16
    500 Autopistas Concesionaria ESP                                      6
    400 Banco Santander S.A.                                             34
    562 Banco Bilbao Vizcaya S.A.                                        40
    410 Banco Central Hispanoamericano                                   13
     25 Corporacion Financiera Alba                                       3
     69 Corporacion Mapfre                                                4
    105 Dragados & Construcciones S.A.                                    2
    100 Ebro Agricolas Compania de Alimentacion S.A.                      2
    650 Empresa Nacional de Electricidad S.A.                            50
     25 Fomenta de Construcciones S.A.                                    3
    100 Gas Natural SDG S.A., Class E                                    19
  2,278 Iberdrola S.A.                                                   28
     50 Inmobiliaria Metropolitana Vasco Central S.A.                     2
     25 Portland Valderrivas S.A.                                         2
    150 Prosegur CIA de Seguridad S.A.                                    2
    750 Repsol S.A.                                                      31
     63 Sarrio S.A.                                                       0
    100 Sociedade General de Aguas de Barcelona S.A.                      4
     75 Tabacalera S.A.                                                   4
  2,351 Telefonica de Espana                                             68
    762 Union Electrica Fenosa S.A.                                       7
    100 Uralita S.A.                                                      1
    100 Vallehermoso S.A.                                                 3
     50 Viscofan Industria Navarra de Envolturas Celulosicas S.A.         1
     25 Zardoya Otis S.A.                                                 3
                                                                    -------
                                                                        352
                                                                    -------
 SWEDEN--2.4%
  2,000 ABB AB, Class A                                                  27
  1,000 ABB AB, Class B                                                  14
    300 AGA AB, Class A                                                   4
    200 AGA AB, Class B                                                   3
  3,466 Astra AB, Class A                                                56
    800 Astra AB, Class B                                                12
    300 Atlas Copco AB, Class A                                           8

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                                    Value
-----------------------------------------------------------------------------
    100 Atlas Copco AB, Class B                                       $     3
    184 Electrolux AB, Class B                                             11
     92 Granges AB*                                                         1
    500 Hennes & Mauritz AB, Class B                                       16
    100 Scancem AB, Class A                                                 4
    200 Securitas AB, Class B                                               5
    239 Skandia Forsakrings AB                                              8
  1,300 Skandinaviska Enskilda Banken, Class A                             14
    300 Skanska AB, Class B                                                12
    300 Skanska AB, Rights*                                                 0
    100 SKF AB, Class A                                                     2
    115 SKF AB, Class B                                                     3
    700 Stora Kopparbergs Bergslags Aktiebolag, Class A                    10
    100 Stora Kopparbergs Bergslags Aktiebolag, Class B                     1
    500 Svenska Cellulosa AB, Class B                                      11
    500 Svenska Handelsbanken, Class A                                     14
  1,000 Swedish Match AB                                                    3
  2,400 Telefonaktiebolaget LM Ericsson, Class B                           85
    200 Trelleborg AB, Class B                                              3
    300 Volvo AB, Class A                                                   8
    300 Volvo AB, Class A, Rights*                                          0
    800 Volvo AB, Class B                                                  22
    800 Volvo AB, Class B, Rights*                                          0
                                                                      -------
                                                                          360
                                                                      -------
 SWITZERLAND--6.2%
     20 ABB A.G. (Bearer)*                                                 28
     25 Adecco S.A.                                                         9
     10 Alusuisse-Lonza Holdings A.G. (Registered)                          9
    450 Credit Suisse Group (Registered)                                   57
     10 Holderbank Financiere Glarus A.G., Class B                          9
     25 Holderbank Financiere Glarus A.G. (Registered)                      4
    100 Nestle S.A. (Registered)                                          124
     20 Novartis A.G. (Bearer)                                             27
    160 Novartis A.G. (Registered)                                        217
      5 Roche Holdings A.G. (Bearer)                                       66
     18 Roche Holdings A.G. (Genusss)                                     160
    200 Schweizerischer Bankverein (Registered)*                           48
      5 SGS Societe Generale de Surveillance Holdings S.A., Class B        11
     10 SMH A.G. (Bearer)                                                   6
     40 Swiss Re (Registered)                                              54
     60 Union Bank of Switzerland (Bearer)                                 66
     50 Union Bank of Switzerland (Registered)                             11
    100 Zurich Versicherungsgesellschaft (Registered)                      37
                                                                      -------
                                                                          943
                                                                      -------
 UNITED KINGDOM--18.6%
  4,000 Abbey National PLC                                                 58
  1,000 Anglian Water PLC                                                  11
  1,000 Argos PLC                                                          10
  2,000 Arjo Wiggins Appleton PLC                                           6
  2,000 Associated British Foods PLC                                       19
  3,788 Barclays PLC                                                       74
  2,217 Bass PLC                                                           29
  7,755 B.A.T. Industries PLC                                              70

 Shares  Description                           Value
-----------------------------------------------------
   1,000 BBA Group PLC                        $     5
  11,000 BG PLC                                    37
   1,000 BICC Group PLC                             3
   2,000 Blue Circle Industries PLC                14
   1,212 BOC Group PLC                             20
   2,265 Boots Co. PLC                             26
   1,000 BPB PLC                                    6
  14,187 British Petroleum Co. PLC                168
   1,000 British Aerospace PLC                     20
   3,000 British Airways PLC                       35
   1,000 British Land Co. PLC                      10
   4,000 British Sky Broadcasting Group PLC        38
   4,000 British Steel PLC                         10
  15,766 British Telecommunications PLC           114
  10,069 BTR PLC                                   33
   1,000 Burmah Castrol PLC                        17
   6,000 Cable & Wireless PLC                      49
   2,490 Cadbury Schweppes PLC                     22
     900 Caradon PLC                                3
   1,000 Carlton Communications PLC                 9
  11,000 Centrica PLC*                             12
   1,000 Coats Viyella PLC                          2
   2,000 Commercial Union PLC                      22
     727 Courtaulds PLC                             4
   1,000 De La Rue PLC                              8
   1,000 Electrocomponents PLC                      7
   1,080 EMI Group PLC                             21
   1,000 English China Clays PLC                    3
   1,000 FKI PLC                                    3
   6,924 General Electric Co. PLC                  39
     877 GKN PLC                                   15
   9,000 Glaxo Wellcome PLC                       180
   2,000 Granada Group PLC                         28
   5,000 Grand Metropolitan PLC                    46
   1,000 Great Portland Estates PLC                 4
   3,000 Great Universal Stores PLC                32
   2,000 Guardian Royal Exchange PLC                9
   4,830 Guiness PLC                               45
   1,000 Hammerson PLC                              8
   2,000 Hanson PLC                                10
   1,000 Harrisons & Crosfield PLC                  2
   1,000 Hepworth PLC                               4
   4,000 HSBC Holdings PLC                        119
   2,000 HSBC Holdings PLC (75P)                   62
   1,000 IMI PLC                                    6
   2,000 Imperial Chemical Industries PLC          27
   1,000 Johnson Matthey PLC                        8
   2,000 Kingfisher PLC                            23
   3,000 Ladbroke Group PLC                        11
   1,290 Land Securities Group PLC                 19
   2,000 LASMO PLC                                  8
   3,000 Legal & General Group PLC                 22
  13,419 Lloyds TSB Group PLC                     135
   1,403 Lonrho PLC                                 3
   3,000 LucasVarity PLC                            9
   7,068 Marks & Spencer PLC                       59
     964 MEPC PLC                                   8

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                                     Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
UNITED KINGDOM--Continued
 4,000  National Grid Group PLC                        $    15
 3,000  National Power PLC                                  27
 1,000  Next PLC                                            12
 1,519  Peninsular and Oriental Steam Navigation Co.        16
 1,424  Pearson PLC                                         17
 1,800  Pilkington PLC                                       4
 1,000  Provident Financial PLC                             10
 5,000  Prudential Corp. PLC                                50
 1,000  Racal Electronics PLC                                4
 1,000  Railtrack Group PLC (Partial Paid)                   7
 2,000  Rank Group PLC                                      14
 1,000  Redland PLC                                          5
 2,832  Reed International PLC                              28
 4,000  Reuters Holdings PLC                                45
 1,000  Rexam PLC                                            5
 1,000  RMC Group PLC                                       15
 4,000  Rolls-Royce PLC                                     16
 2,000  Royal Bank Scotland Group PLC                       20
 4,000  Royal & Sun Alliance Insurance Group PLC            30
 2,680  RTZ Corp. PLC                                       46
 1,000  Rugby Group PLC                                      2
 3,000  Safeway PLC                                         18
 4,597  Sainsbury (J) PLC                                   26
 2,000  Scottish & Newcastle PLC                            23
 3,000  Scottish Power PLC                                  19
 2,728  Sears PLC                                            3
 1,000  Sedgwick Group PLC                                   2
 1,000  Slough Estates PLC                                   5
 7,000  SmithKline Beecham PLC                             120
 1,000  Smiths Industries PLC                               13
 1,000  Southern Electric PLC                                7
 1,000  T&N PLC                                              2
 1,661  Tarmac PLC                                           3
 1,000  Tate & Lyle PLC                                      7
 1,000  Taylor Woodrow PLC                                   3
 5,414  Tesco PLC                                           33
 1,000  Thames Water PLC                                    11
 1,000  Thorn PLC                                            3
 1,000  TI Group PLC                                         9
   426  Unigate PLC                                          3
 2,042  Unilever PLC                                        55
   950  United Biscuits Holdingsss PLC                       3
 1,000  United Utilities PLC                                11
 1,000  Vickers PLC                                          4
 8,000  Vodafone Group PLC                                  35
 1,666  Williams PLC                                         8
 1,000  Willis Corroon                                       2
 1,000  Wimpey (George) PLC                                  2
 1,000  Wolseley PLC                                         8
 2,000  Zeneca Group PLC                                    61
                                                       -------
                                                         2,826
---------------------------------------------------------------
 TOTAL COMMON STOCK (Cost $13,323)                     $14,448
---------------------------------------------------------------

 Shares  Description                             Value
-------------------------------------------------------
 PREFERRED STOCK--0.4%
 AUSTRALIA--0.1%
   3,800 News Corp. Ltd.                        $    14
   1,000 Sydney Harbour Casino Holdings Ltd.*         2
                                                -------
                                                     16
                                                -------
 AUSTRIA--0.0%
       4 Bau Holdings A.G.--Vorzug                    0
      12 Bank Austria A.G.--Vorzug                    1
      42 Creditanstalt-Bankverein--Vorzug             2
                                                -------
                                                      3
                                                -------
 GERMANY--0.3%
     400 RWE A.G.--Non Voting                        14
     100 SAP A.G.--Vorzug                            18
                                                -------
                                                     32
                                                -------
 ITALY--0.0%
   2,000 Fiat S.p.A.                                  3
-------------------------------------------------------
 TOTAL PREFERRED STOCK (Cost $52)               $    54
-------------------------------------------------------
 OTHER--3.6%
 WORLD EQUITY BENCHMARK SHARES(WEBS)--3.6%
 AUSTRALIA--0.1%
   1,500 WEBS Index Series--Australia           $    17
                                                -------
 AUSTRIA--0.0%
     100 WEBS Index Series--Austria                   1
                                                -------
 BELGIUM--0.0%
     300 WEBS Index Series--Belgium                   5
                                                -------
 FRANCE--0.3%
   2,600 WEBS Index Series--France                   38
                                                -------
 GERMANY--0.3%
   3,200 WEBS Index Series--Germany                  52
                                                -------
 HONG KONG--0.1%
   1,200 WEBS Index Series--Hong Kong                19
                                                -------
 ITALY--0.1%
   1,000 WEBS Index Series--Italy                    15
                                                -------
 JAPAN--1.2%
  13,400 WEBS Index Series--Japan*                  179
                                                -------
 MALAYSIA--0.1%
     900 WEBS Index Series--Malaysia                 12
                                                -------
 NETHERLANDS--0.2%
   1,200 WEBS Index Series--Netherlands              26
                                                -------
 SINGAPORE--0.0%
     500 WEBS Index Series--Singapore                 6
                                                -------
 SPAIN--0.1%
     700 WEBS Index Series--Spain                    14
                                                -------
 SWEDEN--0.1%
     700 WEBS Index Series--Sweden                   12
                                                -------
 SWITZERLAND--0.2%
   2,500 WEBS Index Series--Switzerland              36
                                                -------
 UNITED KINGDOM--0.8%
   6,900 WEBS Index Series--United Kingdom          115
-------------------------------------------------------
 TOTAL OTHER (Cost $507)                        $   547
-------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
  Amount   Description                                Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 SHORT-TERM INVESTMENT--0.4%
           Bank of Tokyo--Mitsubishi, Grand Cayman
 $     65    5.750% Due 06/02/97                     $    65
---------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $65)              $    65
---------------------------------------------------------------
 TOTAL INVESTMENTS--99.4%
  (Cost $13,947)                                     $15,114
---------------------------------------------------------------
 Other assets, less liabilities--0.6%                     85
---------------------------------------------------------------
 NET ASSETS--100.0%                                  $15,199
---------------------------------------------------------------

--------------------------------------------------------------------------------

*Non-income producing security.

At May 31, 1997 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
-------------------------
Auto                 4.5%
Banks               14.2
Capital Goods        8.0
Consumer Goods      14.3
Energy/Utilities    10.3
Financial Services   8.7
Medical              6.5
Multi-Industry      10.8
Raw Materials        8.2
Retail               4.1
Transportation       2.5
Other                7.9
-------------------------
Total              100.0%
-------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                                    Value
-------------------------------------------------------------------
                         INTERNATIONAL GROWTH PORTFOLIO
 COMMON STOCKS--92.9%
 AUSTRALIA--2.9%
 475,000 Foster's Brewing Group Ltd.                   $    933
 305,000 News Corp. Ltd.                                  1,354
 200,000 WMC Ltd.                                         1,292
                                                       --------
                                                          3,579
                                                       --------
 AUSTRIA--0.8%
   6,000 VA Technologies A.G.                             1,058
                                                       --------
 CZECH REPUBLIC--0.5%
  90,000 Czechoslovakia & Slovak
          Investment Corp.*                                 608
  12,000 Czechoslovakia & Slovak
          Investment Corp. Warrants*                          8
                                                       --------
                                                            616
                                                       --------
 FINLAND--0.3%
   6,000 Nokia Corp. ADR                                    396
                                                       --------
 FRANCE--6.7%
  14,000 Alcatel Alsthom S.A.                             1,519
  14,000 AXA-UAP                                            839
  12,000 Cie Generale des Eaux                            1,479
  12,000 Cie Gererale des Eaux Warrants*                      8
  18,000 Elf Aquitaine S.A.                               1,803
  25,000 Lafarge S.A.                                     1,601
  40,000 Lagardere S.C.A.                                 1,179
                                                       --------
                                                          8,428
                                                       --------
 GERMANY--8.2%
   6,500 Allianz A.G.                                     1,378
  50,000 Commerzbank A.G.                                 1,472
  15,000 Daimler-Benz A.G.                                1,157
  20,000 Deutsche Telekom A.G.                              444
  30,000 Deutsche Telekom A.G. ADR                          682
  33,000 Siemens A.G.                                     1,864
  32,000 VEBA A.G.                                        1,812
   2,200 Volkswagen A.G.                                  1,424
                                                       --------
                                                         10,233
                                                       --------
 HONG KONG--3.5%
 335,000 China Light & Power Co.                          1,677
 175,000 Hutchison Whampoa Ltd.                           1,457
 270,000 Wharf Holdings Ltd.                              1,209
                                                       --------
                                                          4,343
                                                       --------
 INDONESIA--1.0%
  40,000 PT Indosat ADR                                   1,195
                                                       --------
 ITALY--3.2%
  85,000 Assicurazioni Generali                           1,457
 250,000 ENI S.p.A.                                       1,249
 250,000 Stet Societa' Finanziaria Telefonica S.p.A.      1,263
                                                       --------
                                                          3,969
                                                       --------

  Shares  Description                                 Value
-------------------------------------------------------------
 JAPAN--31.2%
  230,000 Asahi Bank Ltd.                            $  1,502
   50,000 Bank Of Tokyo-Mitsubishi Ltd.                   867
   55,000 Canon, Inc.                                   1,392
   15,000 Forval Corp.                                    398
  110,000 Fujitsu Ltd.                                  1,340
   70,000 Isetan                                          901
  375,000 Ishikawajima-Harima Heavy Industries Co.      1,461
  350,000 Isuzu Motors Ltd.                             1,343
  395,000 Itochu Corp.                                  2,010
  335,000 Kawasaki Steel Corp.                            983
   30,000 Matsumotokiyoshi                              1,187
   60,000 Matsushita Electric Industrial Co. Ltd.       1,128
  130,000 Minebea Co. Ltd.                              1,272
   70,000 Mitsubishi Estate Co. Ltd.                      955
  140,000 Mitsui & Co.                                  1,237
   32,000 Murata Manufacturing Co. Ltd.                 1,266
   12,000 Nichii Gakkan Co.                               638
   40,000 Nikon Corp.                                     676
   18,000 Nintendo Corp. Ltd.                           1,406
      150 Nippon Telegraph & Telephone Corp.            1,429
    1,500 Nippon Television Network                       598
  105,000 Nissan Motor Co. Ltd.                           696
   90,000 Nomura Securities Co. Ltd.                    1,066
  185,000 Oji Paper Co. Ltd.                            1,068
   20,000 Promise Co., Ltd.                               961
  100,000 Ricoh Co. Ltd.                                1,313
   15,000 Sony Corp.                                    1,263
  150,000 Sumitomo Corp.                                1,326
   40,000 Sumitomo Electric Industries                    628
  110,000 Sumitomo Marine & Fire Insurance                831
  225,000 Sumitomo Realty & Developement Co. Ltd.       1,767
   40,000 Takeda Chemical Industries                    1,013
   10,000 TDK Corp.                                       767
   50,000 Toyota Motor Corp.                            1,433
   45,000 Uny Co. Ltd.                                    884
                                                     --------
                                                       39,005
                                                     --------
 MALAYSIA--0.0%
      500 Genting Berhad                                    3
                                                     --------
 MEXICO--1.1%
  425,000 Cifra S.A. ADR                                  701
   25,000 Panamerican Beverages, Inc.                     725
                                                     --------
                                                        1,426
                                                     --------
 NETHERLANDS--3.0%
   40,000 ING Groep N.V.                                1,770
   35,000 Vendex International N.V.                     1,966
                                                     --------
                                                        3,736
                                                     --------
 NORWAY--1.1%
   70,000 Saga Petroleum A.S.A.                         1,412
                                                     --------
 SINGAPORE--0.9%
   90,000 Development Bank of Singapore Ltd.            1,127
                                                     --------
 SOUTH AFRICA--1.1%
   45,000 Nedcor Ltd.                                     876
   20,000 South African Breweries Ltd.                    568
                                                     --------
                                                        1,444
                                                     --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares  Description                              Value
----------------------------------------------------------
 SOUTH KOREA--0.0%
      368 Daewoo Corp.                            $      3
                                                  --------
 SPAIN--2.5%
   12,000 Banco Santander S.A.                       1,025
   20,000 Repsol S.A. ADR                              843
   14,000 Telefonica de Espana ADR                   1,223
                                                  --------
                                                     3,091
                                                  --------
 SWITZERLAND--5.6%
   14,000 Credit Suisse Group A.G.                   1,759
    1,400 Nestle S.A.                                1,742
    1,100 Novartis A.G.                              1,493
    5,500 Zurich Versicherungsgesellschaft           2,022
                                                  --------
                                                     7,016
                                                  --------
 UNITED KINGDOM--18.2%
  250,000 British Telecommunications PLC             1,810
  475,000 BTR PLC                                    1,543
  200,000 Cable & Wireless PLC                       1,633
  120,000 General Electric Co. PLC                     684
   40,000 Glaxo Wellcome PLC ADR                     1,610
  200,000 Grand Metropolitan PLC                     1,858
  435,000 Ladbroke Group PLC                         1,637
  325,000 National Grid Group PLC                    1,204
  150,000 National Westminster Bank PLC              1,827
  150,000 Pearson PLC                                1,761
  220,000 Rank Group PLC                             1,544
   75,000 RTZ Corp. PLC                              1,287
  450,000 Tomkins PLC                                1,958
   35,000 Vodafone Group PLC ADR                     1,562
   70,000 United Utilities PLC                         801
                                                  --------
                                                    22,719
                                                  --------
 UNITED STATES--1.1%
   40,000 Pharmacia & Upjohn, Inc.                   1,385
----------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $106,014)              $116,184
----------------------------------------------------------
 PREFERRED STOCKS--1.1%
 BRAZIL--1.1%
    5,000 Telecomunicacoes Brasileiras S.A. ADR   $    687
   20,000 Uniao de Bancos Brasileiros S.A. GDR*        690
----------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $1,101)             $  1,377
----------------------------------------------------------
 OTHER--0.8%
   75,000 The Korea Fund, Inc.                    $  1,031
----------------------------------------------------------
 TOTAL OTHER (Cost $1,104)                        $  1,031
----------------------------------------------------------

Principal
 Amount    Description                             Value
----------------------------------------------------------
SHORT-TERM INVESTMENT--2.9%
           Bank of Tokyo-Mitsubishi, Grand Cayman
$  3,593     5.75% Due 06/02/97                   $  3,593
----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 (Cost $3,593)                                    $  3,593
----------------------------------------------------------
TOTAL INVESTMENTS--97.7%
 (Cost $111,812)                                  $122,185
----------------------------------------------------------
Other assets, less liabilities--2.3%                 2,922
----------------------------------------------------------
NET ASSETS--100.0%                                $125,107
----------------------------------------------------------
----------------------------------------------------------

*Non-income producing security.

At May 31, 1997 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
--------------------------
Auto                  3.0%
Basic Industry       15.7
Capital Goods         8.6
Consumer Goods       17.6
Financial Services   18.6
Medical               5.2
Real Estate           3.3
Retail                3.2
Technology           15.9
Other                 8.9
--------------------------
Total               100.0%
--------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                        Value
------------------------------------------------------
                         SMALL COMPANY INDEX PORTFOLIO
 COMMON STOCKS--97.9%
 AGRICULTURE--0.5%
   2,700 DeKalb Genetics Corp.             $    192
   4,665 Delta & Pine Land Co.                  142
   5,600 Dimon, Inc.                            130
   8,500 Longview Fibre Co.                     143
   2,400 Northland Cranberries, Inc.             31
   1,500 Tejon Ranch Co.                         26
                                           --------
                                                664
                                           --------
 APPAREL--0.5%
   1,600 Donnkenny, Inc.*                         7
     800 Fossil, Inc.*                           14
   1,500 Gadzooks, Inc.*                         50
   4,200 Genesco, Inc.*                          58
   4,300 Hartmarx Corp.*                         42
   3,450 Kellwood Co.                            91
   1,100 Kenneth Cole Productions, Inc.*         17
   1,100 Marisa Christina, Inc.*                 11
   6,200 Nautica Enterprises, Inc.*             146
   1,900 Oshkosh B' Gosh, Inc.                   32
   2,500 St. John Knits, Inc.                   106
   1,900 Starter Corp.*                           9
   1,650 Unitog Co.                              39
   1,800 Vans, Inc.*                             23
                                           --------
                                                645
                                           --------
 BANKING--8.4%
   4,250 Aames Financial Corp.                   55
   1,880 Albank Financial Corp.                  72
   1,900 Amcore Financial, Inc.                  54
   1,900 American Federal Bank                   58
   1,000 Anchor Bancorp, Inc.                    43
   3,690 Associated Banc-Corp.                  140
   3,200 BancorpSouth, Inc.                      93
   1,402 Bank of Granite Corp.                   40
   1,700 BankAtlantic Bancorp, Inc.              24
   2,264 Bankers Corp.                           57
   1,200 Banknorth Group, Inc.                   52
   1,100 Bay View Capital Corp.                  55
   1,089 Brenton Banks, Inc.                     28
   1,400 CBT Corp.                               31
   2,600 CCB Financial Corp.                    183
   4,000 Centura Banks, Inc.                    173
   1,787 Chittenden Corp.                        53
   1,350 CitFed Bancorp, Inc.                    50
   1,800 Citizens Banking Corp.                  58
   6,500 City National Corp.                    156
   3,278 CNB Bancshares, Inc.                   144
   3,200 Coast Savings Financial, Inc.*         136
   3,500 Collective Bancorp, Inc.               150
   3,800 Colonial BancGroup, Inc.                92
   2,061 Commerce Bancorp, Inc.                  71

 Shares  Description                                       Value
------------------------------------------------------------------
   3,750 Commercial Federal Corp.                         $    130
   2,954 Commonwealth Bancorp                                   44
   2,800 Community First Bankshares, Inc.                       97
   1,430 Community Trust Bancorp, Inc.*                         36
     800 CPB, Inc.                                              28
   3,880 Cullen/Frost Bankers, Inc.                            152
   2,863 Downey Financial Corp.                                 57
   3,055 F & M Bancorp                                          72
   1,188 F & M National Corp.                                   38
   1,767 Fidelity National Corp.                                23
   1,370 Financial Trust Corp.*                                 67
   1,900 First Citizens Bancshares, Inc.                       157
   1,900 First Commercial Bancshares, Inc.                      48
   3,837 First Commercial Corp.                                157
   3,600 First Commonwealth Financial Corp.                     69
   1,700 First Federal Financial Corp.*                         46
   2,452 First Financial Bancorp                                93
   1,025 First Financial Bancshares, Inc.                       42
   6,375 First Financial Corp.                                 177
   4,000 First Hawaiian, Inc.                                  142
   1,298 First Indiana Corp.                                    27
   4,782 First Michigan Bank Corp.                             137
   2,575 First Midwest Bancorp, Inc.                            84
   1,900 First Savings Bank of Washington Bancorp, Inc.         39
   1,050 First United Bancshares, Inc.                          42
   1,388 First Western Bancorp, Inc.                            48
   1,800 Firstbank of Illinois Co.                              67
   2,025 FirstBank Puerto Rico                                  49
   5,200 Firstmerit Corp.                                      238
   1,559 FNB Corp.                                              41
   1,950 Fort Wayne National Corp.                              87
   6,225 Fulton Financial Corp.                                163
   7,476 Glendale Federal Bank FSB*                            190
   2,300 Great Financial Corp.                                  75
   1,610 Hancock Holding Co.                                    67
   1,113 Harleysville National Corp.                            33
     500 Harris Savings Bank                                    10
     900 Heritage Financial Services, Inc.                      24
   3,229 Hubco, Inc.                                            84
   3,022 Imperial Bancorp*                                      75
   3,964 Imperial Credit Industries, Inc.*                      74
   1,000 Irwin Financial Corp.                                  27
   2,600 Jefferson Bancshares, Inc.                             76
   6,449 Keystone Financial, Inc.                              191
   2,100 Klamath First Bancorp                                  39
     900 Liberty Bancorp, Inc.                                  44
   4,200 Long Island Bancorp, Inc.                             146
   2,200 Magna Bancorp, Inc.                                    52
   5,994 Magna Group, Inc.                                     193
   3,359 Mid-Am, Inc.                                           59
   2,600 ML Bancorp, Inc.                                       45
     700 National Bancorp of Alaska, Inc.                       55
   1,638 National City Bancshares, Inc.                         61

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                  Value
-------------------------------------------------------------
   8,500 National Commerce Bancorp                   $    201
   1,126 National Penn Bancshares, Inc.                    34
   2,476 New York Bancorp, Inc.                            81
  10,868 North Fork Bancorp, Inc.                         228
   4,595 Old National Bancorp                             184
   1,500 Omega Financial Corp.                             50
   2,195 ONBANCorp, Inc.                                  103
   3,225 One Valley Bancorp of West Virginia, Inc.        130
     700 Park National Corp.                               43
   3,000 Peoples Bank of Bridgeport, CT                    70
   4,300 Peoples Heritage Financial Group, Inc.           142
   1,100 Pinnacle Banc Group, Inc.                         20
   3,050 Provident Bancorp, Inc.                          122
   1,394 Provident Bankshares Corp.                        52
   1,800 Queen City Bancorp                                74
   1,900 RCSB Financial, Inc.                              78
   1,400 Reliance Acceptance Group, Inc.                    8
   2,791 Republic Bancorp, Inc.                            36
   1,797 Resource Bancshares Mortgage Group, Inc.*         26
   3,300 Riggs National Corp.*                             61
   5,714 Roosevelt Financial Group, Inc.                  132
   1,800 S & T Bancorp, Inc.                               65
   1,600 Security Capital Corp.                           147
   1,600 Silicon Valley Bancshares*                        63
  10,788 Sovereign Bancorp, Inc.                          141
   3,913 St. Paul Bancorp, Inc.                           124
   2,900 Standard Financial, Inc.*                         67
     700 Student Loan Corp.                                26
     700 Sumitomo Bank of California                       19
   2,275 Susquehanna Bancshares, Inc.                      89
   3,000 T.R. Financial Corp.*                             60
   3,200 Trust Co. of Jersey City                          59
   3,283 Trustco Bank Corp.                                67
   4,500 Trustmark Corp.                                  122
   2,832 UMB Financial Corp.                              113
   2,500 United Bankshares, Inc.                           93
   4,100 United Carolina Bancshares Corp.                 184
     900 USBancorp, Inc.                                   43
   2,800 UST Corp.                                         59
   7,590 Washington Federal, Inc.                         200
   1,500 Wesbanco, Inc.                                    55
   2,500 Westamerica Bancorp                              170
   1,718 Westcorp, Inc.                                    28
   2,775 Whitney Holding Corp.                            106
                                                     --------
                                                       10,360
                                                     --------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
   1,400 Ashland Coal, Inc.                                37
   1,200 Nacco Industries, Inc.                            61
                                                     --------
                                                           98
                                                     --------
 BROKERAGE AND FINANCIAL SERVICES--1.7%
   3,750 Alex Brown, Inc.                                 251
   2,200 Allied Capital Commercial Corp.                   51
     400 American Financial Enterprises, Inc.              15
   2,400 Amresco, Inc.                                     42

 Shares  Description                                 Value
------------------------------------------------------------
     867 BOK Financial Corp.*                       $     29
     700 CapMAC Holdings, Inc.                            19
   1,920 Carolina First Corp.                             29
     800 Cityscape Financial Corp.*                       11
   4,000 CMAC Investment Corp.                           167
   5,850 Crawford & Co., Class B                          97
   5,000 Crimmi Mae, Inc.                                 81
   1,000 Cybercash, Inc.*                                 13
   1,700 Financial Federal Corp.*                         33
   5,400 Insignia Financial Group, Inc., Class A*         96
   2,100 Interra Financial, Inc.                          91
     600 Investment Technology Group, Inc.*               13
   1,700 Jefferies Group, Inc.                            91
   2,700 Legg Mason, Inc.                                124
   1,540 McDonald & Co. Investments, Inc.                 59
   2,625 Morgan Keegan, Inc.                              47
   3,900 Penncorp Financial Group, Inc.                  133
   7,550 Phoenix Duff & Phelps Corp.                      56
   3,700 Pioneer Group, Inc.                              92
   1,900 Piper Jaffray Cos., Inc.                         37
   2,785 Quick & Reilly Group, Inc.                       64
   4,050 Raymond James Financial, Inc.                   111
   2,200 SEI Corp.                                        50
   3,400 U.S. Trust Corp.                                160
     300 Value Line, Inc.                                 10
     770 WFS Financial, Inc.*                             10
     500 Winthrop Resource Corp.*                         15
                                                    --------
                                                       2,097
                                                    --------
 CHEMICALS AND ALLIED PRODUCTS--3.7%
   2,600 Advanced Polymer Systems, Inc.*                  19
   4,900 Alliance Pharmaceutical Corp.*                   50
   2,300 Alpharma, Inc., Class A*                         39
   3,500 Amylin Pharmaceuticals, Inc.*                    46
   1,000 Aphton Corp.*                                    15
   6,000 Arcadian Corp.                                   62
   2,838 Avatex Corp.*                                     3
   1,100 Bush Boake Allen, Inc.*                          32
   6,600 Calgon Carbon Corp.                              92
   2,200 Capstone Pharmacy Services, Inc.*                22
     900 Cardinal Health ,Inc.                            52
   3,900 Carter-Wallace, Inc.                             64
   2,500 Cellpro, Inc.*                                   16
   4,000 Cephalone, Inc.*                                 50
   1,500 Chemed Corp.                                     55
   3,500 Chemfirst, Inc.                                  91
   3,100 Church & Dwight, Inc.                            82
   1,500 Collagen Corp.                                   26
   1,274 Copley Pharmaceutical, Inc.*                      8
  12,439 Crompton & Knowles Corp.                        291
   2,800 Cygnus, Inc.*                                    46
   4,000 Dexter Corp.                                    121
   1,800 Diagnostic Products Corp.                        54
   7,200 Dura Pharmaceuticals, Inc.*                     286
   2,200 Epitope, Inc.*                                   19

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                                  Value
-------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 CHEMICALS AND ALLIED PRODUCTS--Continued
   1,500 Ergo Science Corp.*                         $     20
   2,400 Fuller (H.B.) Co.                                133
   2,200 GelTex Pharmaceuticals, Inc.*                     42
   5,900 Genelabs Technologies, Inc.*                      14
   3,600 Geon Co.                                          78
   2,100 Herbalife International, Inc.                     44
   4,100 Hybridon, Inc.                                    27
   6,101 ICN Pharmaceuticals, Inc.                        132
   5,200 ICOS Corp.*                                       42
   3,200 Immulogic Pharmaceutical Corp.*                   13
   4,200 Isis Pharmaceuticals, Inc.*                       66
   3,900 Jones Medical Industries, Inc.                   140
   1,400 Kronos, Inc.*                                     36
     500 Landec Corp.*                                      3
   5,000 Lawter International, Inc.                        58
   1,200 Learonal, Inc.                                    32
   1,771 Life Technologies, Inc.                           48
   3,175 Lilly Industrial, Inc.                            67
     900 MacDermid, Inc.                                   41
   3,000 Matrix Pharmaceutical, Inc.*                      21
   1,100 McWhorter Technologies, Inc.*                     24
   2,300 Medimmune, Inc.*                                  36
   3,900 Mineral Technologies, Inc.                       154
   4,568 Mississippi Chemical Corp.                       104
   2,700 NBTY, Inc.*                                       63
     600 NCH Corp.                                         39
   4,200 NL Industries, Inc.*                              54
   2,600 Noven Pharmaceuticals, Inc.*                      20
   3,300 OM Group, Inc.                                   104
   1,000 PDT, Inc.*                                        28
   1,000 Petrolite Corp.                                   60
   1,800 Pharmacopeia, Inc.*                               27
   3,400 Regeneron Pharmaceuticals, Inc.*                  36
   3,300 Rexene Corp.*                                     49
   2,000 Roberts Pharmaceutical Corp.*                     25
   3,600 Ross Cosmetics Distribution Centers, Inc.         11
   6,500 Schulman (A.), Inc.                              145
   3,100 Scotts Co.*                                       91
   4,400 Sepracor, Inc.*                                  108
   4,800 Sequus Pharmaceuticals, Inc.*                     34
   3,100 Somatogen, Inc.*                                  17
   1,600 Stepan Co.                                        31
   1,500 Techne Corp.*                                     41
   2,135 Tetra Tech, Inc.*                                 43
   2,200 Tetra Technologies, Inc.*                         54
   1,000 USA Detergents, Inc.*                             13
   1,800 Valhi, Inc.                                       15
   5,300 Valspar Corp.                                    148
   3,300 Vertex Pharmaceuticals, Inc.*                    134
   1,165 WD-40 Co.                                         66
   4,700 Wellman, Inc.                                     84
                                                     --------
                                                        4,556
                                                     --------

 Shares  Description                                     Value
----------------------------------------------------------------
 COMMUNICATIONS--3.5%
   2,300 ACC Corp.*                                     $     59
   3,400 Ackerley Communications, Inc.                        42
   2,700 Adelphia Communications Corp.*                       16
   6,000 Aliant Communications, Inc.                         123
   2,700 American Mobile Satellite Corp.*                     24
     600 American Paging, Inc.*                                1
   4,690 American Radio Systems, Inc.*                       175
   1,700 American Telecasting, Inc.*                           2
   1,000 Ancor Communications, Inc.*                           6
   4,300 ANTEC Corp.*                                         53
   2,100 Applied Digital Access, Inc.*                        13
   1,600 Applied Innovation, Inc.*                            10
   1,800 Argyle Television, Inc.*                             42
   2,900 ATC Communications Group, Inc.*                      12
     900 Atlantic Tele-Network, Inc.*                         11
   1,200 BET Holdings, Inc.*                                  39
   2,800 Black Box Corp.*                                     99
   2,390 Block Drug Co., Inc.                                106
   2,812 Brightpoint, Inc.*                                   87
   1,500 Brite Voice Systems, Inc.*                           13
   1,900 Broadband Technologies, Inc.*                        18
   2,200 C-TEC Corp.*                                         67
   2,850 Cable Design Technologies Corp.*                     78
   5,470 CAI Wireless Systems, Inc.*                           8
   1,600 Cellstar Corp.*                                      57
   1,800 Cellular Communications International, Inc.*         48
   3,480 Cellular Technical Services, Inc.*                   47
     900 Cellularvision USA, Inc.*                             6
   5,500 Century Communications Corp., Class A*               30
   2,100 CFW Communications Co.                               39
   2,500 CIDCO, Inc.*                                         36
   2,400 Commnet Cellular, Inc.*                              82
   2,000 Corecomm, Inc.*                                      32
   1,500 Data Transmission Network Corp.*                     41
   1,350 Davox Corp.*                                         44
   1,100 Desktop Data, Inc.*                                   9
   7,700 DSP Communications, Inc.*                            86
   1,400 EIS International, Inc.*                             10
   1,200 Emmis Broadcasting Corp., Class A*                   46
   4,850 Evergreen Media Corp., Class A*                     189
   2,600 Executive Telecard Ltd.*                             19
   8,000 Executone Information Systems, Inc.*                 16
   1,700 FastComm Communications Corp.*                       13
   4,100 General Communications, Inc.*                        28
   1,700 Harmonic Lightwaves, Inc.*                           28
   2,200 Heartland Wireless Communications, Inc.*              6
   1,100 Heftel Broadcasting Corp., Class A*                  54
   5,500 Heritage Media Corp.*                               100
   3,600 HighwayMaster Communications, Inc.*                  50
   8,028 HSN, Inc.                                           246
   1,600 Intercel, Inc.*                                      22
   2,600 Intermedia Communications, Inc.*                     78
   2,400 International Cabletel, Inc.*                        56
     600 IPC Information Systems, Inc.*                        8

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                      Value
-----------------------------------------------------------------
   1,100 Jacor Communications, Inc.*                     $     38
   3,478 Jones Intercable, Inc., Class A*                      37
   2,200 Level One Communications, Inc.*                       83
   2,000 Lin Television Corp*                                  87
   1,800 Mastec, Inc.*                                         73
   1,900 Media General, Inc.                                   58
   3,550 Metrocall, Inc.*                                      18
   6,057 Metromedia International Group, Inc.*                 66
   2,700 MIDCOM Communications, Inc.*                          20
   8,900 Mobile Telecommunications Technologies Corp.*        108
   7,400 MobileMedia Corp.*                                     4
   4,933 NTL, Inc.*                                           113
   1,500 Ods Networks, Inc.*                                   24
   1,100 Ortel Corp.*                                          15
   2,700 P-COM, Inc.*                                          87
   1,200 Palmer Wireless, Inc.*                                19
     200 Paxson Communications Corp.*                           2
   1,800 People's Choice TV Corp.*                              2
   1,600 Periphonics Corp.*                                    30
   1,500 Plantronics, Inc.*                                    66
   1,800 ProNet, Inc.*                                          6
     500 Renaissance Communications Corp.*                     19
   1,500 SAGA Communications, Inc.*                            28
   1,000 SFX Broadcasting, Inc., Class A*                      32
   1,800 TCA Cable TV, Inc.                                    12
   2,700 Tel-Save Holdings, Inc.*                              42
   1,800 Telco Systems, Inc.*                                  19
   1,000 Teltrend, Inc.*                                       17
   1,250 Transaction Network Services, Inc.*                   18
   2,000 Trescom International, Inc.*                          15
   3,000 True North Communications, Inc.                       60
   2,600 U.S. Long Distance Corp.*                             40
   6,400 United International Holdings, Inc., Class A*         64
     700 United Television, Inc.                               62
   1,800 United Video Satellite Group, Inc.*                   31
   4,800 Valuevision International, Inc.*                      19
   4,700 Vanguard Cellular Systems, Inc.*                      62
   2,100 VideoLan Technologies, Inc.*                           1
   5,300 Westwood One, Inc.*                                  144
   4,600 WinStar Communications, Inc.*                         65
   2,600 Wireless One Corp.*                                    8
   1,500 Young Broadcasting Corp.*                             40
                                                         --------
                                                            4,384
                                                         --------
 COMPUTERS AND OFFICE MACHINES--3.1%
   1,600 ACT Networks, Inc.*                                   28
   3,100 Actel Corp.*                                          65
   3,900 Alliance Semiconductor Corp.*                         33
   1,400 Applix, Inc.*                                          6
   5,600 AST Research, Inc.*                                   29
   4,200 Auspex Systems, Inc.*                                 44
   3,400 Avid Technology, Inc.*                                80
   3,366 BancTec, Inc.*                                        85
     900 Boca Research, Inc.*                                   6
   5,400 Borland International, Inc.*                          39
   1,500 Brooktrout Technology, Inc.*                          20

 Shares  Description                                Value
-----------------------------------------------------------
   1,700 BT Office Products International, Inc.*   $     13
   2,300 Caere Corp.*                                    19
   1,896 Cambrex Corp.                                   68
   2,000 Centennial Technologies, Inc.*                   6
   3,700 Chips & Technologies, Inc.*                     41
   2,100 Chronimed, Inc.*                                21
   4,000 Computer Network Technology Corp.*              19
   3,700 Comverse Technology, Inc.*                     169
   2,300 Control Data Systems, Inc.*                     34
   7,600 Copytele, Inc.*                                 39
   6,600 Data General Corp.*                            141
     900 Day Runner, Inc.*                               25
   1,300 Dialogic Corp.*                                 38
   5,000 Diamond Multimedia Systems, Inc.*               40
   2,000 Digi International, Inc.*                       18
   3,100 Dynatech Corp.*                                116
   1,500 Encad, Inc.*                                    56
   1,600 Evans & Sutherland Computer Corp.*              42
   3,600 Exabyte Corp.*                                  51
   1,500 Excalibur Technologies Corp.*                    7
   2,400 Filenet Corp.*                                  40
   5,200 FTP Software, Inc.*                             29
   1,100 General Binding Corp.                           32
   2,900 Hyperion Software Corp.*                        52
   1,300 Infinium Software, Inc.                         11
   4,500 Information Resources, Inc.*                    68
   5,300 Intelligent Electronics, Inc.                   14
   6,600 Intergraph Corp.*                               47
   2,700 Interpool, Inc.*                                38
   1,600 Itron, Inc.*                                    43
   2,184 Logicon, Inc.                                  110
   1,200 Media 100 Inc.*                                  7
   2,700 Mercury Interactive Corp.*                      47
   1,400 Microcom, Inc.*                                 35
   1,400 Micros Systems, Inc.*                           56
   8,000 Miller (Herman), Inc.                          286
   3,400 Mylex Corp.*                                    34
   2,200 National Computer Systems, Inc.                 56
   5,300 Netmanage, Inc.*                                18
   3,700 Nu-Kote Holding, Inc.*                           9
   3,000 Phoenix Technologies Ltd.*                      42
   1,400 Planar Systems, Inc.*                           17
   8,098 Platinum Technology, Inc.*                     117
   1,600 Proxim, Inc.*                                   41
     900 Radisys, Inc.*                                  33
   8,400 S3, Inc.*                                      103
   2,800 Sandisk Corp.*                                  40
   3,400 Santa Cruz Operation, Inc.*                     15
   4,900 Sequent Computer Systems, Inc.*                 83
   3,400 Silicon Storage Technology, Inc.*               12
   2,400 SMART Modular Technologies, Inc.*               81
   2,300 Standard Microsystems Corp.*                    21
     500 Storage Computer Corp.*                          7
   3,000 StorMedia, Inc.*                                36
   4,200 Stratus Computer, Inc.*                        192
   2,000 SubMicron Systems, Inc.*                         5

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                              Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 COMPUTERS AND OFFICE MACHINES--Continued
   3,150 Sylvan Learning Systems, Inc.*          $    113
   2,900 Synetic, Inc.*                               113
   1,200 3D Systems Corp.*                              9
   1,100 Tech Data Corp.*                              35
   2,100 Trident Microsystems, Inc.*                   30
   2,400 Tseng Laboratories, Inc.*                      9
   1,200 USDATA Corp., Inc.*                            6
   1,300 Wall Data, Inc.*                              33
   6,200 Wang Labs, Inc.*                             127
   2,300 Wonderware Corp.*                             31
     600 Xpedite Systems, Inc.*                        11
   3,200 Zebra Technologies Corp.*                     98
                                                 --------
                                                    3,890
                                                 --------
 CREDIT INSTITUTIONS--0.4%
   2,800 Astoria Financial Corp.                      116
   3,400 Credit Acceptance Corp.*                      48
   2,700 First Colorado Bancorp                        47
     902 First Financial Corp.                         32
   1,200 Firstplus Financial Group*                    31
   1,700 Jayhawk Acceptance Corp.*                      3
   1,500 JSB Financial, Inc.                           66
   2,200 National Auto Credit, Inc.*                   21
   2,400 North American Mortgage Co.                   48
   2,600 Ryland Group, Inc.                            34
   3,600 World Acceptance Corp.*                       22
                                                 --------
                                                      468
                                                 --------
 ELECTRICAL SERVICES--2.4%
     600 Advanced Lighting Technologies, Inc.*         15
   9,000 Atlantic Energy, Inc.                        148
   2,500 Black Hills Corp.                             71
   3,000 Central Hudson Gas & Electric Corp.           96
   3,800 Central Louisiana Electric Co., Inc.          95
   5,300 Central Maine Power Co.                       58
   3,400 Checkfree Corp.*                              59
   2,200 CILCORP, Inc.                                 85
  13,391 Citizens Utilities Co., Series B*            126
   3,400 Commonwealth Energy Systems Cos.              73
   3,300 Eastern Utilities Association                 58
   9,800 El Paso Electric Co.*                         69
   3,100 Electroglas, Inc.*                            78
   2,800 Empire District Electric Co.                  49
   2,200 Envoy Corp.*                                  66
   5,100 IES Industries, Inc.                         149
   1,700 Interstate Power Co.                          48
   2,550 Madison Gas & Electric Co.                    51
   5,100 Minnesota Power & Light Co.                  148
   8,300 Nevada Power Co.                             171
   3,178 Northwestern Public Service Co.               62
   2,200 Orange & Rockland Utilities, Inc.             70
   1,800 Otter Tail Power Co.                          55
   4,800 PMT Services, Inc.*                           77
   6,400 Public Service Co. of New Mexico*            113

 Shares  Description                               Value
----------------------------------------------------------
   6,600 Rochester Gas & Electric Corp.           $    132
   5,200 Sierra Pacific Resources                      154
   4,050 SIGCORP, Inc.                                 102
   1,900 TNP Enterprises, Inc.                          42
   5,280 Tucson Electric Power Co.*                     78
   2,300 United Illuminating Co.                        66
   5,300 WPL Holdings, Inc.                            146
   4,100 WPS Resources Corp.                           109
   1,850 Yankee Energy System, Inc.                     43
   2,000 Zurn Industries, Inc.                          53
                                                  --------
                                                     3,015
                                                  --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
 6.1%
   1,000 Advanced Energy Industries, Inc.*              12
   2,500 Altron, Inc.*                                  42
   5,600 Ametek, Inc.                                  131
   4,800 Ampex Corp.*                                   31
   1,200 ANADIGICS, Inc.*                               40
   6,200 Anixter International, Inc.*                  105
   4,122 Applied Magnetics Corp.*                      103
   1,000 Associated Group, Inc.*                        41
   2,975 Avant! Corp.*                                  68
   3,420 Baldor Electric Co.                            96
   4,100 Belden, Inc.                                  149
   1,000 Berg Electronics Corp.*                        35
   4,800 BMC Industries, Inc.                          158
   4,000 Boston Technology, Inc.*                      115
   4,050 Burr-Brown Corp.*                             127
   1,700 C-COR Electronics, Inc.*                       17
   1,700 C.P. Clare Corp.*                              24
   2,000 California Amplifier, Inc.*                     8
   2,800 California Microwave, Inc.*                    34
   1,000 Charter Power Systems, Inc.                    34
     750 Chicago Miniature Lamp, Inc.*                  18
   5,333 Chyron Corp.*                                  25
   1,500 Coherent Communications Systems Corp.*         33
   1,600 Cohu, Inc.                                     55
   4,000 Computer Products, Inc.*                       89
   3,600 Credence Systems Corp.*                       106
   1,800 Cree Research, Inc.*                           23
     663 CTS Corp.                                      46
   2,900 Cyrix Corp.*                                   73
   4,800 Dallas Semiconductor Corp.                    185
   2,500 Digital Microwave Corp.*                       78
   2,000 DII Group*                                     64
   1,500 Electro Scientific Industries, Inc.*           57
     900 Eltron International, Inc.*                    25
   1,800 Energy Conversion Devices, Inc.*               27
   3,100 ESS Technology, Inc.*                          48
   1,500 Esterline Technologies Corp.*                  45
     768 Franklin Electric Co., Inc.*                   36
   1,100 Galileo Corp.*                                  8
   3,600 General DataComm Industries, Inc.*             32
   1,300 General Scanning, Inc.*                        17
   2,800 Genus, Inc.*                                   16
   5,100 Griffon Corp.*                                 69

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                  Value
-------------------------------------------------------------
   1,400 HADCO Corp.*                                $     84
   2,610 Harman International Industries, Inc.            109
   1,800 Holophane Corp.*                                  38
   2,700 Hutchinson Technologies, Inc.*                    74
  12,600 Imatron, Inc.*                                    35
   1,600 Imnet Systems, Inc.*                              40
   4,700 IMP, Inc.*                                         8
  13,300 Integrated Device Technology, Inc.*              187
   2,600 Integrated Silicon Solution, Inc.*                25
   1,400 Inter-Tel, Inc.*                                  22
   7,600 Interdigital Communications Corp.*                50
   2,086 Intermagnetics General Corp.*                     29
   4,900 International Family Entertainment, Inc.*        137
   2,700 Intervoice, Inc.*                                 30
   1,500 ITI Technologies, Inc.*                           24
   3,000 Juno Lighting, Inc.                               48
   2,300 Kuhlman Corp.*                                    64
   3,850 Lattice Semiconductor Corp.*                     223
   4,200 Lincoln Electric Co.                             164
   1,900 Littelfuse, Inc.*                                 98
   3,800 Lojack Corp.*                                     44
   1,200 LSI Industries, Inc.                              18
   6,100 LTX Corp.*                                        37
   3,500 Magnetek, Inc.*                                   61
   1,800 Mattson Technology, Inc.*                         19
     600 Merix Corp.*                                      10
   5,150 Methode Electronics, Inc., Class A                87
   1,000 Mosaix, Inc.*                                     14
   8,750 Microchip Technology, Inc.*                      311
   2,100 MRV Communications, Inc.*                         52
     700 National Presto Industries, Inc.                  26
   4,600 NexGen, Inc.                                      50
   3,040 Oak Industries, Inc.*                             75
   3,500 Palomar Medical Technologies, Inc.*               11
   1,698 Park Electrochemical Corp.*                       43
   6,500 Pentair, Inc.                                    214
   1,200 Perceptron, Inc.*                                 34
   3,937 Pioneer Standard Electronics, Inc.                49
   3,150 Pittway Corp.                                    167
   3,875 PriCellular Corp.*                                35
   2,400 Quickturn Design Systems, Inc.*                   25
   4,700 Ramtron International Corp.*                      24
   1,698 Recoton Corp.*                                    22
   1,700 Rival Co.                                         24
   3,000 Robotic Vision Systems, Inc.*                     35
   3,000 Sammina Corp.*                                   174
   1,400 SDL, Inc.*                                        28
   1,150 Semitool, Inc.*                                   14
   1,500 Sheldahl, Inc.*                                   32
   4,900 Sierra Semiconductor Corp.*                      118
   5,000 Silicon Valley Group, Inc.*                      120
   1,700 Siliconix, Inc.*                                  43
     700 Speedfam International, Inc.*                     26
   1,200 SPS Transaction Services, Inc.*                   23
   1,400 Standard Motor Products, Inc.                     19

 Shares  Description                            Value
-------------------------------------------------------
   1,500 Stanford Telecommunications, Inc.*    $     25
   1,200 Supertex, Inc.*                             18
   2,700 Symetricon, Inc.                            43
   2,900 3DO Co.*                                    13
   2,400 Technitrol, Inc.                            60
   1,200 Tekelec*                                    42
     500 ThermoSpectra Corp.*                         7
   1,800 Thomas Industries, Inc.                     51
   4,900 Top Source Technologies, Inc.*               9
   2,000 TranSwitch Corp.*                           13
   1,300 Triquint Semiconductor, Inc.*               52
   3,100 Ultratech Stepper, Inc.*                    63
   2,700 Uniphase Corp.*                            142
   1,800 Unitrode Corp.*                             89
   5,100 Vicor Corp.*                               101
   5,000 Vitesse Semiconductor Corp.*               179
   7,800 VLSI Technology, Inc.*                     190
   2,900 Windmere Corp.                              43
   2,100 Wyle Electronics                            78
   3,200 Xicor, Inc.*                                22
   4,447 Zenith Electronics Corp.*                   49
   3,350 Zilog, Inc.*                                75
   1,400 Zygo Corp.*                                 41
   1,100 Zytec Corp.*                                20
                                               --------
                                                  7,543
                                               --------
 FOOD AND BEVERAGES--1.8%
   5,300 Applebee's International, Inc.             132
   7,000 Bob Evans Farms, Inc.                       99
   2,800 Boston Beer Co., Inc.*                      25
   2,900 Canandaigua Wine Company, Inc.*            104
   1,500 Cheesecake Factory, Inc.*                   30
   4,900 Chiquita Brands International, Inc.         75
   1,000 Coca-Cola Bottling Co.                      45
   6,200 Coors (Adolph) Co., Class B                151
   6,900 Dean Foods Co.                             262
   1,800 Dreyer's Grand Ice Cream, Inc.              66
   1,600 Earthgrains Co.                             91
   6,500 Fleming Companies, Inc.                    124
   5,500 Host Marriott Services Corp.*               55
   3,500 Hudson Foods, Inc.                          56
   1,400 IHOP Corp.*                                 39
   2,700 Lance, Inc.                                 53
   2,700 Landry's Seafood Restaurants, Inc.*         50
   3,800 Luby's Cafeterias, Inc.                     74
     400 Manhattan Bagel Co., Inc.*                   3
   2,100 Michael Foods, Inc.                         30
   1,400 Mondavi (Robert) Corp., Class A*            62
   2,050 Papa Johns International, Inc.*             65
   2,900 Pepsi-Cola Puerto Rico Bottling Co.         15
   1,400 Pete's Brewing Co.*                          8
   1,500 Quality Dining, Inc.*                        9
   1,500 Rainforest Cafe, Inc.*                      37
   1,200 Rare Hospitality Intl, Inc.*                19
   1,500 Redhook Ale Brewery, Inc.*                  11

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                           Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
FOOD AND BEVERAGES--Continued
   1,300 Riviana Foods, Inc.                  $     25
   2,500 Ruby Tuesday, Inc.*                        54
   8,400 Ryan's Family Steak Houses, Inc.*          77
   2,150 Sbarro, Inc.                               63
   6,400 Shoney's, Inc.*                            36
   2,700 Smithfield Foods, Inc.*                   148
   3,920 Triarc Cos., Inc., Class A*                90
   2,764 WLR Foods, Inc.                            28
                                              --------
                                                 2,311
                                              --------
 FOOD AND MANUFACTURING--1.1%
   2,000 Daka International, Inc.*                  25
     198 Farmer Bros. Co.                           25
  14,850 Flowers Industries, Inc., Class A         262
   3,600 M & F Worldwide Corp.*                     28
   1,350 Performance Food Group Co.*                28
  10,400 Premark International, Inc.               283
   5,000 Ralcorp Holding, Inc.*                     61
   1,400 Riser Foods, Inc.*                         58
   1,200 Sanderson Farms, Inc.                      18
   3,300 Savannah Foods & Industries, Inc.          52
     100 Seaboard Corp.                             28
   5,000 Smucker (J.M.) Co.                         97
   3,134 Tootsie Roll Industries, Inc.             151
     700 TurboChef, Inc.*                           10
   4,300 Universal Foods Corp.                     154
                                              --------
                                                 1,280
                                              --------
 FURNITURE AND FIXTURES--0.7%
   2,200 Bassett Furniture Industries, Inc.         55
   1,600 Bush Industries, Inc.                      36
   2,100 CORT Business Services Corp.*              58
   2,400 Ethan Allen Interiors, Inc.*              125
   1,100 Falcon Building Products, Inc.*            19
   8,900 Heilig-Meyers Co.                         147
   4,000 HON Industries, Inc.                      194
   3,000 Kimball International, Inc.               119
   2,300 La-Z-Boy Chair Co.                         79
   2,600 Triangle Pacific Corp.*                    78
                                              --------
                                                   910
                                              --------
 GENERAL BUILDING CONTRACTORS--1.0%
   1,800 ABT Building Products Corp.*               45
   3,000 AMCOL International Co.                    55
   2,100 AMRE, Inc.*                                 0
   1,800 Blount, Inc.                               74
  13,100 Catellus Development Corp.*               221
   5,000 Centex Corp.                              199
   1,200 Continental Homes Holding Corp.            20
   4,000 Eagle Hardware & Garden, Inc.*             96
   3,158 Horton (D.R.), Inc.*                       30
   6,800 Kaufman & Broad Home Corp.                102
   1,100 NCI Building Systems, Inc.*                32
   2,000 NVR, Inc.*                                 31

 Shares  Description                            Value
-------------------------------------------------------
   1,825 Palm Harbor Homes, Inc.*              $     52
   3,000 Pulte Corp.                                 95
   1,650 Southern Energy Homes, Inc.*                18
   5,200 Standard Pacific Corp.                      53
   3,600 Toll Brothers, Inc.*                        66
   1,879 U.S. Home Corp.*                            50
   3,000 Webb (Del E.) Corp.                         46
                                               --------
                                                  1,285
                                               --------
 GLASS, CLAY AND STONE PRODUCTS--0.6%
     700 Ameron, Inc.                                39
   5,200 Ball Corp.                                 151
   2,000 Centex Construction Products, Inc.*         40
   1,200 Florida Rock Industries, Inc.               40
   5,000 Gentex Corp.*                              101
   2,600 Medusa Corp.                               100
   1,290 Mikasa, Inc.*                               15
   1,500 Photronics, Inc.*                           67
     800 Puerto Rican Cement Co.                     26
   3,600 Southdown, Inc.*                           145
                                               --------
                                                    724
                                               --------
 HEALTH SERVICES--4.5%
   2,200 Access Health Marketing, Inc.*              48
   2,700 Alteon, Inc.*                               11
   1,400 American HomePatient, Inc.*                 27
   1,300 Amisys Managed Care Systems*                29
   4,600 Angeion Corp.*                              23
   4,700 Apogee, Inc.                                87
   1,000 Arbor Health Care Co.*                      29
   1,200 Barr Labs, Inc.*                            32
   1,700 Bio-Rad Labs, Inc.*                         43
   1,300 Carrington Laboratories, Inc.*              10
   4,000 Cerner Corp.*                               78
   2,800 Coastal Physician Group, Inc.*               3
   3,300 Cocensys, Inc.*                             13
   1,700 Compdent Corp.*                             31
   3,400 COR Therapeutics, Inc.*                     30
   7,100 Coram Healthcare Corp.*                     20
   5,000 Creative BioMolecules, Inc.*                51
   1,200 Cryolife, Inc.*                             14
   1,700 Curative Health Services, Inc.*             47
   3,300 Cytel Corp.*                                 7
   1,400 Emeritus Corp.*                             21
   3,323 Enzo Biochem, Inc.*                         50
   2,400 Equimed, Inc.*                               8
   7,424 Extended Stay America, Inc.*               103
   2,100 Fuisz Technologies, Ltd.*                   18
   1,300 Fusion Systems Corp.*                       40
   6,100 Genesis Health Ventures, Inc.*             201
   4,400 Gensia, Inc.*                               20
   3,785 Grancare, Inc.*                             35
   2,200 Gulf South Medical Supply, Inc.*            43
   3,800 Haemonetics Corp.*                          65
   2,500 Health Management Systems, Inc.*            14
   2,121 Healthdyne Technologies, Inc.*              31

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                    Value
---------------------------------------------------------------
   2,043 HealthPlan Services Corp.*                    $     34
   1,200 Henry Schien, Inc.*                                 40
   8,892 Horizon Healthcare Corp.*                          162
   3,200 Human Genome Sciences, Inc.*                       124
   2,100 I-STAT Corp.*                                       37
   1,300 ICU Medical, Inc.*                                  12
   2,000 IDEC Pharmaceuticals Corp.*                         45
     900 IDX Systems Corp.*                                  29
   2,600 Immune Response Corp.*                              22
   3,600 Immunomedics, Inc.*                                 19
   1,575 INBRAND Corp.*                                      42
   1,200 Incyte Pharmaceuticals, Inc.*                       79
   1,800 Inhale Therapeutic Systems*                         36
   1,900 Inphynet Medical Management, Inc.*                  41
   4,557 Integra Lifesciences Corp.*                         14
   3,800 Integrated Health Services, Inc.                   137
     400 Intercardia, Inc.*                                   8
   5,000 Invacare Corp.                                     108
   2,100 KeraVision, Inc.*                                   20
   2,800 Kinetic Concepts, Inc.                              46
     400 Labone, Inc.                                         7
  13,800 Laboratory Corporation of America Holdings*         40
   1,500 Landauer, Inc.                                      34
     400 LCA-Vision, Inc.*                                    2
   1,900 Lifecore Biomedical, Inc.*                          27
   3,958 Ligand Pharmaceuticals, Inc.*                       47
   2,200 Living Centers of America, Inc.*                    84
   5,500 Magellan Health Services, Inc.*                    150
   4,800 Mariner Health Group, Inc.*                         58
   2,200 Martek Biosciences Corp.*                           37
   5,700 Matria Healthcare, Inc.*                            25
   3,000 Maxicare Health Plans, Inc.*                        72
   1,800 MedCath, Inc.*                                      27
   1,600 Meridian Diagnostics, Inc.                          14
     600 MiniMed, Inc.*                                      15
   1,700 MMI Cos., Inc.                                      40
   1,633 Morrison Health Care, Inc.                          27
   2,200 Multicare Cos., Inc.*                               55
   1,500 Myriad Genetics, Inc.*                              40
   5,200 NABI, Inc.*                                         36
   1,500 National Surgery Centers, Inc.*                     58
   3,100 Neoprobe Corp.*                                     47
   1,400 Neose Technologies, Inc.*                           18
   2,500 Neurex Corp.*                                       37
   2,100 Neurogen Corp.*                                     40
   4,800 Neuromedical Systems, Inc.*                         32
   2,100 Northfield Laboratories, Inc.*                      21
  10,700 NovaCare, Inc.*                                    135
   3,400 OccuSystems, Inc.*                                  89
   3,100 OIS Optical Imaging Systems, Inc.*                   8
   3,300 Oncogene Science, Inc.*                             21
   3,300 OrthoLogic Corp.*                                   19
   4,400 Owen Healthcare, Inc.*                              56
   1,900 PathoGenesis Corp.*                                 52
   1,500 Pediatrix Medical Group*                            60
   1,300 Perclose, Inc.*                                     30

 Shares  Description                                 Value
------------------------------------------------------------
  11,000 Perrigo Co.*                               $    132
   1,900 PHP Healthcare Corp.*                            29
   6,300 Physician Corporation Of America*                45
   1,200 Physicians Health Services, Inc.*                32
   1,600 Prime Medical Services, Inc.*                    18
   2,900 Regency Health Services, Inc.*                   36
     800 RES-CARE, Inc.*                                  16
   2,800 Resound Corp.*                                   14
   1,650 Rexall Sundown, Inc.*                            44
     600 RightCHOICE Managed Care, Inc., Class A*          7
   4,200 RoTech Medical Corp.*                            71
   1,600 Rural/Metro Corp.*                               51
   2,600 Safeskin Corp.*                                  65
   2,100 Serologicals Corp.*                              40
   3,700 Sofamor/Danek Group, Inc.*                      170
   3,700 Somatix Therapy Corp.*                            8
   6,580 Sun Healthcare Group, Inc.*                     110
   5,400 Target Therapeutics, Inc.*                       70
   7,200 Transitional Hospitals Corp.*                   114
   1,400 Universal Health Realty Income Trust             27
   5,600 Universal Health Services, Inc.*                227
   3,400 Uromed Corp.*                                    16
   2,800 Veterinary Centers of America, Inc.*             34
   2,500 Vical, Inc.*                                     31
   2,209 Vitalink Pharmacy Services, Inc.*                42
   2,900 Vivus, Inc.*                                    119
   5,500 XOMA Corp.*                                      28
   3,800 Zila, Inc.*                                      26
                                                    --------
                                                       5,519
                                                    --------
 HEAVY CONSTRUCTION--0.3%
     420 Diana Corp.*                                      1
   1,750 Granite Construction, Inc.                       35
   2,600 Greenfield Industries, Inc.                      68
   3,716 Instituform Technologies, Inc.*                  22
   4,600 Lennar Corp.                                    121
   1,900 Lone Star Industries, Inc.*                      76
   2,791 Morrison Knudsen Corp.*                          35
                                                    --------
                                                         358
                                                    --------
 INDUSTRIAL INSTRUMENTS--3.6%
   3,500 Acuson Corp.*                                    91
   3,100 ADAC Laboratories                                81
   2,600 Advanced Technology Laboratories, Inc.*         101
   2,400 Alkermes, Inc.*                                  40
   3,800 Allen Group, Inc.                                88
   1,300 Analogic Corp.                                   42
   1,800 Arrow International, Inc.*                       58
     900 ArthroCare Corp.                                  7
   2,600 ATS Medical, Inc.*                               16
   4,400 Ballard Medical Products                         85
   2,200 Barnett, Inc.*                                   49
   1,200 Biomatrix, Inc.*                                 21
   2,700 Buckeye Cellulose Corp.*                         85
   1,751 Chad Therapeutics, Inc.*                         14
   6,800 Cincinnati Milacron, Inc.*                      157

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                              Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
INDUSTRIAL INSTRUMENTS--Continued
   1,800 Circon Corp.*                           $     23
   3,300 CNS, Inc.                                     29
   5,500 Cognex Corp.*                                143
   1,800 Coherent, Inc.*                               79
   8,400 Coltec Industries, Inc.*                     165
     400 Conceptus, Inc.*                               4
   2,450 CONMED Corp.*                                 46
     876 Cubic Corp.                                   21
     700 Cytyc Corp.*                                  17
   2,500 Daniel Industries, Inc.                       33
   2,400 Datascope Corp.*                              46
   2,000 DepoTech Corp.*                               28
   2,100 Dionex Corp.*                                111
   2,200 Endosonics Corp.                              24
   2,600 Etec Systems, Inc.                           116
   4,500 Ferro Corp.                                  168
   3,600 Fisher Scientific International, Inc.        131
   1,000 Fluke (John) Manufacturing Co., Inc.*         50
   4,200 Genrad, Inc.*                                 78
   5,200 Gilead Sciences, Inc.*                       141
     575 Hach Co.                                       9
   1,900 Hologic, Inc.*                                46
   2,000 InControl, Inc.*                              19
   3,900 Isolyser Company, Inc.*                       15
   4,600 Kennametal, Inc.                             183
   5,300 Keystone International, Inc.                 173
     900 Lunar Corp.*                                  18
   1,700 Marquette Medical Systems, Inc.*              39
   5,900 Mascotech, Inc.                              132
   3,764 Mentor Corp.                                  99
     600 Mine Safety Appliances Co.                    36
   1,600 MTS Systems Corp.                             41
     700 OnTrak Systems, Inc.*                         20
   1,600 Ostex International, Inc.*                     3
   2,700 Physio-Control International Corp.*           34
   2,100 Possis Corp.*                                 32
   1,300 Protocol Systems, Inc.*                       10
   4,000 R.P. Scherer Corp.*                          210
   2,800 Respironics, Inc.*                            57
   2,100 SangStat Medical Corp.*                       53
   1,700 Spine-Tech, Inc.                              59
   2,200 Staar Surgical Co.*                           29
   1,200 Starrett (L.S.) Co.                           36
   2,900 Sunrise Medical, Inc.*                        37
   2,600 Tech-Sym Corp.*                               61
   2,650 TECNOL Medical Products, Inc.*                51
   1,600 Theragenics Corp.*                            36
   2,600 Theratech, Inc.*                              29
   3,400 Thoratec Laboratories, Inc.*                  20
   3,200 Trimble Navigation Ltd.*                      49

 Shares  Description                                   Value
--------------------------------------------------------------
   2,400 UROHEALTH Systems, Inc.*                     $     20
   1,000 Vital Signs, Inc.                                  20
   4,400 Waters Corp.*                                     142
   1,396 Watkins-Johnson Co.                                44
   2,200 Watsco, Inc.                                       64
   2,300 X-Rite, Inc.                                       43
   1,300 Zoltek Companies, Inc.*                            41
                                                      --------
                                                         4,398
                                                      --------
 INSURANCE SERVICES--4.5%
   2,100 Acceptance Insurance Cos., Inc.*                   44
   2,300 Acordia, Inc.                                      82
   3,500 Alfa Corp.                                         44
   3,375 Allied Group, Inc.                                134
   1,524 American Annuity Group, Inc.*                      28
   3,600 American Bankers Insurance Group, Inc.            204
   1,450 American Heritage Life Investment Corp.            42
   4,000 Amerin Corp.*                                      94
   2,200 Amvestors Financial Corp.                          39
   3,000 Argonaut Group, Inc.                               89
   2,300 Baldwin & Lyons, Inc.                              40
   2,300 Berkley (W.R.) Corp.                              119
   1,800 Blanch (E.W.) Holdings, Inc.                       45
   1,800 Capital RE Corp.                                   79
   1,200 Citizens Corp.                                     30
   3,200 Commerce Group, Inc.                               72
   4,700 Coventry Corp.*                                    68
   1,999 Delphi Financial Group, Inc.*                      76
   2,000 Enhance Financial Services Group, Inc.             84
   1,800 Executive Risk, Inc.                               94
   5,174 Financial Security Assurance International        187
   1,700 First American Financial Corp.                     61
   1,500 Foremost Corp. of America                          85
   3,612 Fremont General Corp.                             127
   1,784 Frontier Insurance Group, Inc.                     98
   1,100 Fund American Enterprises Holdings, Inc.*         112
   3,285 Gainsco, Inc.                                      27
   2,800 Gallagher (Arthur J.) & Co.                        89
   1,700 Guarantee Life Companies, Inc.                     35
   2,600 Guaranty National Corp.                            56
   1,100 Harleysville Group, Inc.                           40
   3,300 Hartford Steam Boiler                             168
   4,800 HCC Insurance Holdings, Inc.*                     125
   1,800 Highlands Insurance Group, Inc.*                   36
   2,400 Hilb, Rogal & Hamilton Co.                         35
   4,000 Horace Mann Educators Corp.                       193
   2,300 Integon Corp.                                      29
   3,800 John Alden Financial Corp.                         81
     500 Kansas City Life Insurance Co.                     36
   2,400 Liberty Corp.                                      95
     800 Liberty Financial Cos., Inc.                       36
   1,700 Life Reinsurance Corp.                             73
   2,900 Life USA Holding, Inc.*                            35

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                 Value
------------------------------------------------------------
   1,498 MAIC Holdings, Inc.*                       $     57
     700 Markel Corp.*                                    87
     800 Meadowbrook Insurance Group, Inc.                20
   2,600 NAC RE Corp.                                    104
     400 National Western Life Insurance Co.*             35
     900 Nymagic, Inc.                                    17
   2,390 Orion Capital Corp.                             160
   1,400 Pioneer Financial Services, Inc.                 39
     950 Poe & Brown, Inc.                                29
   4,100 Presidential Life Corp.                          59
   2,751 PXRE Corp.                                       74
   2,900 Reinsurance Group of America, Inc.              157
  10,700 Reliance Group Holdings, Inc.                   131
   2,900 Risk Capital Holdings, Inc.*                     55
   1,065 RLI Corp.                                        34
     800 Seafield Capital Corp.                           26
   1,500 Security Connecticut Corp.                       73
   2,500 Selective Insurance Group, Inc.                 111
   2,400 Sierra Health Services, Inc.*                    75
   1,050 State Auto Financial Corp.                       20
   7,900 20th Century Industries*                        152
   1,350 Trenwick Group, Inc.                             46
   5,800 UICI*                                           156
   4,620 United Cos. Financial Corp.                     106
     900 United Dental Care, Inc.                         15
   1,650 United Fire & Casualty Co.                       59
   1,100 United Wisconsin Services, Inc.                  39
   3,100 Vesta Insurance Group, Inc.                     142
   1,900 Washington National Corp.                        53
   1,800 Zenith National Insurance Corp.                  45
   1,800 Zurich Reinsurance Centre Holdings, Inc.         70
                                                    --------
                                                       5,612
                                                    --------
 JEWELRY AND PRECIOUS METALS--0.0%
   1,600 Oneida Ltd.                                      38
                                                    --------
 LEATHER PRODUCTS--0.3%
   3,100 Brown Group, Inc.                                62
   3,300 Justin Industries, Inc.                          39
   1,400 Timberland Co.*                                  82
   7,331 Wolverine World Wide, Inc.                      190
                                                    --------
                                                         373
                                                    --------
 LUMBER AND WOOD PRODUCTS--0.1%
   1,500 Fibreboard Corp.*                                82
   1,900 Ply-Gem Industries, Inc.                         32
   2,300 Pope & Talbot, Inc.                              38
                                                    --------
                                                         152
                                                    --------

 Shares  Description                              Value
---------------------------------------------------------
 MACHINERY--2.3%
     700 Ag-Chem Equipment Co., Inc.*            $     14
   1,400 Alamo Group, Inc.                             27
   1,600 Allied Products Corp.                         52
   2,000 Avondale Industries, Inc.*                    38
   2,100 Borg-Warner Security Corp.*                   33
   1,700 Cascade Corp.                                 29
     900 Columbus McKinnon Corp.                       16
   3,600 Donaldson Co., Inc.                          132
     900 DT Industries, Inc.                           29
   4,000 Duriron Co., Inc.                            113
   3,000 Figgie International Holdings, Inc.*          37
   3,900 FSI International, Inc.*                      55
   1,450 Gasonics International Corp.*                 17
   5,400 Giddings & Lewis, Inc.                       102
     600 Gleason Corp.                                 22
   3,700 Global Industrial Technologies, Inc.*         68
   3,500 Goulds Pumps, Inc.                           130
   2,197 Graco, Inc.                                   62
   1,300 Helix Technology Corp.                        53
   4,425 IDEX Corp.                                   126
   3,100 Indentix, Inc.                                31
   2,500 Integrated Process Equipment Corp.*           46
   2,800 Ionics, Inc.*                                134
   2,700 Kaydon Corp.                                 134
   3,400 Kulicke & Soffa Industries, Inc.*            115
   1,600 Lindsay Manufacturing Co.*                    58
   1,850 Manitowoc Co., Inc.                           83
   7,100 Marine Drilling Co., Inc.*                   143
   3,800 Modine Manufacturing Co.                     111
   3,450 Mohawk Industries, Inc.*                      73
   2,400 Molten Metal Technology, Inc.*                17
   1,300 Morningstar Group, Inc.*                      34
   1,700 Osmonics, Inc.*                               28
   3,300 Outboard Marine Corp.                         49
     699 Pilgrims Pride Corp.                           9
   3,300 Regal-Beloit Corp.                            88
   2,200 Rexel, Inc.*                                  40
   1,348 Robbins & Myers, Inc.                         46
   2,300 Roper Industries, Inc.                       113
   2,000 Specialty Equipment Cos., Inc.*               28
     200 Spinnaker Industries*                          8
   1,900 SPX Corp.                                    113
     800 Thermo Power Corp.*                            5
   2,000 Toro Co.                                      75
     800 Tractor Supply Co.*                           16
   3,000 Varco International, Inc.*                    83
                                                 --------
                                                    2,835
                                                 --------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                               Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 MANUFACTURING--GENERAL--1.1%
     500 Bacou U.S.A., Inc.*                      $      7
   3,580 Brady (W.H.) Co.                              102
   3,150 Cuno, Inc.                                     52
  10,300 Furniture Brands International, Inc.*         161
   6,400 Hexcel Corp.*                                 115
   1,400 Hunt Manufacturing Co.                         26
   1,600 Insilico Corp.*                                60
   1,000 Jabil Circuit, Inc.*                           59
   6,700 Kemet Corp.*                                  170
   1,300 Matthews International Corp., Class A          45
   2,700 Novellus Systems, Inc.*                       221
   1,700 Optical Coating Laboratory, Inc.               18
   2,000 Samsonite Corp.*                               90
   2,100 Seattle Filmworks, Inc.*                       25
     700 Simpson Manufacturing Co.*                     18
     850 Simula, Inc.*                                  15
   3,000 Toy Biz, Inc.*                                 27
   3,500 Tracor, Inc.*                                  89
     800 Tremont Corp.*                                 33
     700 Trigen Energy Corp.                            17
   2,000 U.S. Can Corp.*                                33
     700 Visioneer, Inc.*                                2
   2,400 Wireless Telecom Group, Inc.                   26
                                                  --------
                                                     1,411
                                                  --------
 MERCHANDISE--GENERAL--0.5%
   1,200 Action Performance Companies, Inc.*            29
   4,200 Amerisource Corp.*                            179
   3,600 Cross (A.T.) Co.                               70
   3,500 Department 56, Inc.*                           74
   5,600 Jostens, Inc.                                 138
   2,500 Libbey, Inc.                                   83
   6,200 Playtex Products, Inc.*                        60
   1,900 Strategic Distribution, Inc.*                   7
                                                  --------
                                                       640
                                                  --------
 METAL MINING--0.6%
  39,100 Battle Mountain Gold Co.                      239
   1,700 Cleveland Cliffs, Inc.                         72
   3,600 Coeur D'Alene Mines Corp.                      49
   4,200 Freeport-McMoran Copper and Gold, Inc.        119
   4,417 Getchell Gold Corp.*                          176
   8,400 Hecla Mining Co.*                              48
   2,600 Stillwater Mining Co.                          60
  39,600 Sunshine Mining Co.*                           32
                                                  --------
                                                       795
                                                  --------

 Shares  Description                               Value
----------------------------------------------------------
 METAL PRODUCTS--1.0%
   1,400 Alltrista Corp.*                         $     34
   8,200 Amax Gold, Inc.*                               54
     800 American Buildings Co.*                        23
   2,000 Applied Industrial Tech, Inc.                  70
   3,100 Aptargroup, Inc.                              138
   1,800 Barnes Group, Inc.                             48
   1,050 Butler Manufacturing Co.                       38
   1,600 Chase Brass Industries, Inc.*                  36
   1,200 Citation Corp.*                                18
   2,700 Clarcor, Inc.                                  63
   1,600 Commonwealth Industrial, Inc.                  30
   1,000 Greenbriar Cos., Inc.                          11
   1,100 Hardinge, Inc.                                 29
   2,700 Material Sciences Corp.*                       38
   2,800 Miller Industries, Inc.*                       46
   1,500 NN Ball & Roller, Inc.                         17
   1,300 Oregon Metallurgical Corp.*                    34
   1,400 Penn Engineering & Manufacturing Corp.         32
   2,000 Quanex Corp.                                   55
   1,064 SPS Technologies, Inc.*                        78
   2,600 TriMas Corp.                                   74
   3,100 Watts Industries, Inc., Class A                77
   1,800 Whittaker Corp.*                               20
   2,300 Wolverine Tube, Inc.*                          68
   3,300 Wyman-Gordon Co.*                              75
   2,600 Zero Corp.                                     60
                                                  --------
                                                     1,266
                                                  --------
 MINING, QUARRYING OF NONMETALLIC MINERAL--0.2%
   1,300 Cliff's Drilling Co.*                          91
   2,300 Dravo Corp.*                                   25
   1,900 RMI Titanium Corp.*                            44
   2,600 Solv-Ex Corp.*                                 17
   2,600 Zeigler Coal Holding Co.                       60
                                                  --------
                                                       237
                                                  --------
 MISCELLANEOUS INVESTING INSTITUTIONS--3.2%
   5,424 BRE Properties, Inc.                          134
   3,000 Burnham Pacific Properties, Inc.               40
     400 Capital Southwest Corp.                        29
   5,975 Capstead Mortgage Corp.                       143
   9,104 Champion Enterprises, Inc.*                   167
   1,699 Chemical Financial Corp.                       61

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                     Value
----------------------------------------------------------------
   1,400 Corus Bankshares, Inc.                         $     36
  10,600 Crescent Real Estate Equities, Inc.*                289
   8,300 CWM Mortgage Holdings, Inc.                         173
   5,300 Dauphin Deposit Corp.                               234
   6,500 Deposit Guaranty Corp.                              204
   7,000 Franchise Finance Corp.                             169
   9,400 Geotek Communications, Inc.*                         42
   3,108 Horizon Group, Inc.                                  40
   3,900 Hospital Properties Trust                           124
   4,500 IRT Property Co.                                     52
   1,000 John Nuveen and Company, Inc.                        30
   4,600 Kimco Realty Corp.                                  145
   3,200 Koger Equity, Inc.*                                  53
   3,200 LTC Properties, Inc.                                 57
   1,873 MAF Bancorp, Inc.                                    78
   1,900 Meridian Industrial Trust, Inc.                      44
   6,300 Merry Land & Investment Co., Inc.                   132
   2,000 MGI Properties, Inc.                                 42
   6,800 Mid Atlantic Medical Services, Inc.*                 88
   7,100 Nationwide Health Properties, Inc.                  153
   3,500 Noel Group, Inc.*                                    12
   7,200 Patriot American Hospitality, Inc.                  156
   1,000 PEC Israel Economic Corp.*                           23
   1,504 Peoples First Corp.                                  40
  10,800 Public Storage, Inc.                                288
   3,700 Realty Income Corp.                                  95
   3,200 Reckson Associates Realty Corp.                      72
   1,500 Redwood Trust, Inc.                                  86
   1,800 Seacor Holdings, Inc.*                               93
   1,200 Sirrom Capital Corp.                                 47
   1,700 Smith, (Charles E.) Residential Realty, Inc.         47
   1,800 Trans Financial Bancorp, Inc.                        45
   1,000 Union Acceptance Corp.*                               9
   4,000 Weingarten Realty Investors                         172
                                                        --------
                                                           3,944
                                                        --------
 NATURAL GAS TRANSMISSION--1.8%
   2,550 Atmos Energy Corp.                                   59
   2,200 Bay State Gas Co.                                    59
   1,500 Colonial Gas Co.                                     31
   1,600 Connecticut Energy Corp.                             36
   1,700 CTG Resources, Inc.                                  37
   3,500 Eastern Enterprises                                 121
   1,700 Energen Corp.                                        56
   3,200 Indiana Energy, Inc.                                 76
  12,300 Kelley Oil and Gas Corp.*                            30
   3,551 KN Energy, Inc.                                     150
   2,800 Laclede Gas Co.                                      61
   3,100 New Jersey Resources Corp.                           96
   1,100 North Carolina Natural Gas Corp.                     34
   3,600 Northwest Natural Gas Co.                            88
   1,700 NUI Corp.                                            37

 Shares  Description                                   Value
--------------------------------------------------------------
   4,000 Oneok, Inc.                                  $    121
   5,076 Piedmont Natural Gas Co.                          124
   4,300 Primark Corp.*                                    102
   3,150 Public Service Co. of North Carolina, Inc.         59
   1,320 South Jersey Industries, Inc.                      30
   1,419 Southern Union Co.*                                34
   4,300 Southwest Gas Corp.                                74
   4,000 Southwestern Energy Co.                            53
   2,357 Tejas Gas Corp.*                                  110
   1,700 TransTexas Gas Corp.*                              28
   5,700 UGI Corp.                                         128
   2,100 United Cities Gas Co.                              48
   7,500 Washington Gas Light Co.                          185
   3,000 Wicor, Inc.                                       110
                                                      --------
                                                         2,177
                                                      --------
 OIL AND GAS--3.2%
   9,500 AGL Resources, Inc.                               182
     900 Aquila Gas Pipeline Corp.                          13
     900 Atwood Oceanics, Inc.*                             60
   5,140 Barrett Resources Corp.*                          172
   1,000 Belco Oil & Gas Corp.*                             23
   1,800 Belden & Blake Corp.*                              48
   4,900 Benton Oil & Gas Co.*                              76
   3,400 Berry Petroleum Co.                                51
   6,543 BJ Services Co.*                                  362
   3,200 Box Energy Corp.*                                  24
   2,900 Brown (Tom), Inc.*                                 52
   3,400 Cabot Oil & Gas Corp.                              63
   2,600 Cairn Energy USA, Inc.*                            31
   3,100 Calmat Co.                                         62
   2,000 Capsure Holdings Corp.*                            25
   2,200 Cross Timbers Oil Co.                              24
   2,400 Destec Energy, Inc.*                               51
   3,300 Devon Energy Corp.                                123
   4,800 Energy Ventures, Inc.*                            181
   2,200 Falcon Drilling Co., Inc.*                        101
   1,900 Flores & Rucks, Inc.*                              93
   1,600 Forcenergy, Inc.*                                  56
   3,800 Forest Oil Corp.*                                  53
   1,200 Giant Industries, Inc.                             17
  13,300 Harken Energy Corp.*                               63
   4,200 Helmerich & Payne, Inc.                           236
     499 Hondo Oil & Gas Co.*                                5
   2,100 Hugoton Energy Corp.*                              23
   1,700 KCS Energy, Inc.                                   71
   1,800 KFX, Inc.*                                          7
  11,800 Mesa, Inc.*                                        65
   6,100 Mitchell Energy & Development Corp.               135
   2,100 Nuevo Energy Co.*                                  92
   3,900 Oceaneering International, Inc.*                   66
   6,100 Parker & Parsley Petroleum Co.                    207
   9,100 Parker Drilling Co.*                               88
   2,900 Plains Resources, Inc.*                            41

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                               Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
OIL AND GAS--Continued
   2,800 Pool Energy Services Co.*                $     47
   4,900 Pride Petroleum Services, Inc.*               109
   1,400 Production Operators Corp.                     94
  10,436 Seagull Energy Corp.*                         188
   2,293 Semco Energy, Inc.                             41
   4,500 Snyder Oil Corp.                               82
   2,400 Swift Energy Co.*                              64
   7,300 Tuboscope Vetco International Corp.*          119
   1,800 Vintage Petroleum, Inc.                        61
   2,600 Western Gas Resources, Inc.                    51
                                                  --------
                                                     3,898
                                                  --------
 ORDNANCE AND ACCESSORIES--0.1%
   1,500 Alliant Techsystems, Inc.*                     72
   3,200 Sturm Ruger & Co., Inc.                        60
                                                  --------
                                                       132
                                                  --------
 OTHER SERVICES--0.8%
   4,800 Aeroequip-Vickers Inc                         208
     800 Central Parking Corp.                          25
     400 CKS Group, Inc.*                               12
   1,600 Integrated Packaging Assembly Corp.*            6
   2,200 McGrath Rentcorp                               41
   8,500 Ogden Corp.                                   166
   1,400 Pixar, Inc.*                                   21
   1,100 Quick Response Services, Inc.*                 42
   3,500 Rollins, Inc.                                  68
      24 Score Board, Inc.                               0
   1,800 Sovran Self Storage, Inc.                      52
     700 Summit Care Corp.*                              8
     750 Thermo Ecotek Corp.*                           12
     250 Thermo Remediation, Inc.                        2
   6,800 United Waste Systems, Inc.*                   261
     900 Wackenhut Corrections Corp.*                   18
   6,600 Walter Industries, Inc.*                       94
                                                  --------
                                                     1,036
                                                  --------
 PAPER PRODUCTS--0.6%
   3,600 Chesapeake Corp.                              121
   8,700 Gaylord Container Corp.*                       71
   3,100 Greif Bros. Corp.                              87
   2,479 Mosinee Paper Corp.                            67
   3,946 Paxar Corp.*                                   76
   5,570 Rock-Tenn Co.                                  84
   2,600 Schweitzer-Mauduit International, Inc.         89
   2,500 Shorewood Packaging Corp.*                     51
   2,100 Universal Forest Products, Inc.                29
   4,600 Wausau Paper Mills Co.                         86
                                                  --------
                                                       761
                                                  --------
 PERSONAL SERVICES--0.8%
   1,600 Angelica Corp.                                 29
   2,800 Bristol Hotel Co.*                            103
   3,200 Catalina Marketing Corp.*                     118

 Shares  Description                                 Value
------------------------------------------------------------
   2,400 CPI Corp.                                  $     45
   1,300 Craig (Jenny), Inc.*                              8
   1,500 Equity Corp. International                       36
   3,250 G & K Services, Inc.                            106
   4,200 Glatfelter (P.H) Co.                             74
   5,033 HFS, Inc.                                       271
   1,973 Marcus Corp.                                     48
   1,700 Red Roof Inns, Inc.*                             28
   3,300 Unifirst Corp.                                   65
                                                    --------
                                                         931
                                                    --------
 PETROLEUM PRODUCTS--0.9%
   4,200 Camco International, Inc.                       215
   1,200 Crown Central Petroleum Corp.*                   16
   1,500 Elcor Corp.                                      42
   2,500 Lomak Petroleum, Inc.                            44
   1,300 Louis Dreyfus Natural Gas Corp.*                 21
   6,200 Newfield Exploration, Inc.*                     133
   2,490 Newpark Resources, Inc.*                        131
   5,900 Quaker Chemical Corp.                            89
   2,000 Royal Gold, Inc.*                                18
   1,100 RPC, Inc.*                                       15
   1,700 Seitel, Inc.*                                    63
   1,500 Stone Energy Corp.*                              42
   4,400 Tesoro Petroleum Corp.*                          58
   5,510 United Meridian Corp.*                          198
                                                    --------
                                                       1,085
                                                    --------
 PRINTING AND PUBLISHING--1.5%
   1,800 American Business Information, Inc.*             37
   1,950 American Business Products, Inc.                 48
   7,300 American Media, Inc., Class A                    44
   2,600 Big Flower Press Holdings, Inc.*                 56
   2,900 Bowne & Co., Inc.                                87
   1,200 CSS Industries, Inc.*                            36
   1,100 Devon Group, Inc.*                               34
   1,290 DH Technology, Inc.*                             21
   2,900 Ennis Business Forms, Inc.                       29
   2,700 Express Scripts, Inc.*                          123
   1,400 Franklin Electronic Publishers, Inc.*            14
   2,800 Gibson Greetings, Inc.*                          61
   3,200 Golden Books Family Entertainment, Inc.*         36
   5,100 Harland (John H.) Co.                           117
   2,757 Harte-Hanks Communications, Inc.                 82
   4,100 Hollinger International, Inc.                    46
   2,400 Houghton Mifflin Co.                            142
   6,475 McClatchy Newspapers, Inc., Class A             180
     954 Merrill Corp.                                    31
   2,250 Nelson (Thomas), Inc.                            23
   2,100 New England Business Service, Inc.               61
   3,300 Playboy Enterprises, Inc.*                       39
     966 Pulitzer Publishing Co.                          47
   2,000 Scholastic Corp.*                                60
   2,100 Standard Register Co.                            73
     400 Steck-Vaughn Publishing Corp.*                    5

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                            Value
-------------------------------------------------------
   7,300 Topps, Inc.*                          $     28
   3,500 Valassis Communications, Inc.*              97
     500 Waverly, Inc.*                              11
   2,100 Wiley (John) & Sons, Inc.                   67
   6,000 World Color Press, Inc.*                   158
                                               --------
                                                  1,893
                                               --------
 PROFESSIONAL SERVICES--7.5%
   2,520 ABM Industries, Inc.                        49
   3,400 ADR Information Services, Inc.*            109
   5,300 Acclaim Entertainment, Inc.*                22
   2,000 Activision, Inc.*                           26
   7,800 Acxiom Corp.*                              133
     600 Advent Software, Inc.*                      18
   3,725 Advo, Inc.                                  52
   4,200 Affiliated Computer Services, Inc.*        111
   5,800 Allwaste, Inc.*                             50
   2,200 Alternative Resources Corp.*                41
   3,100 AMERCO*                                     85
   7,700 American Oncology Resources, Inc.*         109
   2,474 Analysts International Corp.                90
   1,900 Arbor Software Corp.*                       57
   3,500 Aspen Technologies, Inc.*                  134
     600 Astea International, Inc.*                   2
   5,300 Banta Corp.                                147
     900 Barra, Inc.*                                27
   3,400 BBN Corp.*                                  98
   4,800 BDM International*                         125
   3,000 BE Aerospace, Inc.*                         73
   2,300 Bell & Howell Co.*                          62
   2,400 Billing Information Concepts*               70
   4,300 Bisys Group, Inc.*                         164
   2,884 Boole & Babbage, Inc.*                      60
     900 BRC Holdings, Inc.*                         34
   2,800 Broderbund Software, Inc.*                  70
   3,900 BWIP Holding, Inc.                          75
   1,700 Casino Data Systems*                         7
   1,700 CDI Corp.*                                  69
   1,400 Ciber, Inc.*                                58
   4,100 Citrix Systems, Inc.*                      154
   1,700 Clarify, Inc.*                              21
   1,500 ClinTrials Research, Inc.*                  15
   1,200 CMG Information Services, Inc.*             21
     700 COMFORCE Corp.*                              4
   2,400 Computer Horizons Corp.*                   134
     600 Computer Language Research, Inc.             7
   1,500 Computer Task Group, Inc.                   92
  10,600 Computervision Corp.*                       52
   1,700 Comshare, Inc.*                             23
   2,100 COREStaff, Inc.*                            50
     500 CRA Managed Care, Inc.*                     23
     500 CSG Systems International, Inc.*            12

 Shares  Description                                   Value
--------------------------------------------------------------
     700 Datastream Systems, Inc.*                    $     14
   1,300 DecisionOne Corp.*                                 28
   1,500 Dendrite International, Inc.*                      19
   1,600 Documentum, Inc.*                                  31
   1,100 Elcom International, Inc.*                          6
   1,284 Electro Rent Corp.*                                30
   1,100 EmCare Holdings, Inc.                              33
   3,200 Employee Solutions, Inc.*                          17
     700 Enterprise Systems, Inc.*                          20
     600 Excite, Inc.*                                       7
   1,300 Fair Isaac & Co.                                   51
   2,900 Franklin Quest Co.*                                70
   2,300 General Magic, Inc.*                                4
   1,700 Geoworks*                                          11
   3,000 Gerber Scientific, Inc.                            57
   4,300 Global Industries Ltd.*                            95
     200 Grey Advertising, Inc.                             58
   1,400 HA-LO Industries, Inc.*                            33
   2,850 Harbinger Corp.*                                   88
     400 HCIA, Inc.*                                        10
   1,950 Henry (Jack) & Associates, Inc.                    44
   1,600 HNC Software, Inc.*                                21
     978 Holly Corp.                                        24
   2,300 HPR, Inc.*                                         37
   3,200 HNC Software, Inc.                                106
     800 IDT Corp.*                                          6
   1,400 IKOS Systems, Inc.*                                35
   3,300 Imclone Systems                                    20
   1,600 Inacom Corp.*                                      52
     400 Individual, Inc.*                                   2
     600 Indus Group, Inc.*                                 11
   1,300 Inference Corp.*                                    6
   1,600 Infocus Systems*                                   42
   1,300 Inso Corp.*                                        37
     500 Integrated Measurement Systems, Inc.*               8
   2,500 Integrated Systems Consulting Group, Inc.*         36
   3,500 InteliData Technologies Corp.*                     18
     400 IntelliQuest Information Group, Inc.*               8
   2,600 Interim Services, Inc.*                           101
   1,200 International Imaging Materials, Inc.*             21
   3,400 Intersolv, Inc.*                                   34
     500 Intevac, Inc.*                                      8
     800 Iron Mountain, Inc.*                               22
     750 ITT Educational Services, Inc.*                    17
     500 JDA Software Group, Inc.*                          14
   2,400 Katz Media Group*                                  13
   5,750 Keane, Inc.*                                      324
   2,100 Landstar Systems, Inc.*                            56
   1,200 Learning Tree International, Inc.*                 47
   3,100 Legato Systems, Inc.*                              62
   1,200 Logic Works, Inc.*                                  8
   1,200 Manugistics Group, Inc.*                           78
   1,100 Maxis, Inc.*                                       12

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                                         Value
-------------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
PROFESSIONAL SERVICES--Continued
  1,200 May & Speh, Inc.*                                  $     14
  4,650 MDU Resources Group, Inc.                               113
  1,500 MetaTools, Inc.*                                         18
  2,000 Metricom, Inc.*                                          16
  1,000 Microware Systems Corp.*                                  8
  4,400 National Data Corp.                                     193
  3,200 National Health Investors, Inc.                         121
  1,400 National Instruments Corp.*                              46
  1,900 NETCOM On-Line Communication Services, Inc.*             27
  2,800 Network Data Processing Corp.                           114
  3,500 Network Equipment Technologies, Inc.*                    60
  1,700 Network Peripherals, Inc.*                               16
  1,200 NHP, Inc.*                                               26
  1,550 Nichols Research Corp.*                                  30
  2,400 Nimbus CD International, Inc.*                           27
  2,300 Norrell Corp.                                            74
  1,900 Novadigm, Inc.*                                          10
  5,900 Oak Technology, Inc.*                                    55
    800 On Assignment, Inc.*                                     31
  2,500 Orthodontic Centers of America, Inc.*                    42
  1,900 Personnel Group of America, Inc.*                        58
  1,200 PhyMatrix Corp.*                                         17
  3,600 Physician Resource Group, Inc.*                          42
  3,200 Physician Computer Network, Inc.*                        18
  1,000 Pinkertons, Inc.*                                        29
  5,050 Players International, Inc.*                             20
  2,500 Policy Management Systems Corp.*                        119
  3,700 Pre-Paid Legal Services, Inc.*                           75
  2,800 Precision Systems, Inc.*                                 10
  1,000 Premenos Technology Corp.*                                7
  1,100 Premiere Technologies, Inc.*                             30
    800 Prism Solutions, Inc.*                                    6
    800 Profit (The) Recovery Group International, Inc.*         10
  1,900 Progress Software Corp.*                                 33
  1,000 Project Software & Development, Inc.*                    19
  1,800 Protein Design Labs, Inc.*                               57
  4,200 PSINET, Inc.*                                            32
  4,162 Pure Atria Corp.*                                        67
  5,500 Quarterdeck Corp.*                                       15
  1,000 Rainbow Technologies, Inc.*                              16
    500 Raptor Systems, Inc.*                                     7
  2,100 Red Brick Systems, Inc.*                                 19
  1,800 Remedy Corp.*                                            73
  4,800 Renaissance Solutions, Inc.*                            138
  6,100 RISCORP, Inc.*                                           22
  6,200 Rollins Truck Leasing Corp.                              85
  1,000 Romac International, Inc.*                               29
  1,900 RTW, Inc.*                                               16
  2,300 7th Level, Inc.*                                          4
    300 Sapient Corp.*                                           13
  2,250 Scopus Technologies, Inc.*                               68
  2,400 Secure Computing Corp.*                                  17

 Shares Description                              Value
--------------------------------------------------------
    500 Segue Software, Inc.*                   $      5
  3,500 Sitel Corp.*                                  58
    600 Smith Micro Software, Inc.*                    2
  7,500 Sotheby's Holdings, Inc., Class A            116
  4,600 Spectrum Holobyte, Inc.                       29
  1,000 SPSS, Inc.*                                   32
  2,000 Spyglass, Inc.*                               19
  3,600 Stac, Inc.*                                   15
  1,600 State of the Art, Inc.*                       18
  6,000 Structural Dynamics Research Corp.*          147
  1,100 Summit Medical Systems*                        3
  3,800 SunRiver Corp.*                                4
  2,600 Sync Research, Inc.*                          11
  4,750 System Software Associates, Inc.              44
  2,400 Systems & Computer Technology Corp.*          58
  2,900 Systemsoft Corp.*                             35
  6,400 TCSI Corp.*                                  190
  2,800 Telxon Corp.                                  52
    565 Thermo TerraTech, Inc.*                        6
  1,650 Thermotrex Corp.*                             48
  4,600 Transaction Systems Architects, Inc.*        193
  3,100 Transcend Services, Inc.*                     12
    750 Unison Software, Inc.*                         6
  2,600 Vanstar Corp.*                                26
  1,500 Vantive Corp.                                 40
  2,600 Veritas DGC, Inc.*                            54
  1,650 Veritas Software Corp.*                       82
  1,400 Verity, Inc.*                                  9
  2,900 Viasoft, Inc.*                               154
  2,100 VideoServer, Inc.*                            36
  2,800 Viewlogic Systems, Inc.*                      42
  1,300 Visio Corp.*                                  75
  1,800 VISX Corp.*                                   53
  1,200 Volt Information Sciences, Inc.*              52
  1,897 Wackenhut Corp.                               33
  2,425 Wind River Systems*                           82
    600 Workgroup Technology Corp.*                    3
  2,800 Xircom, Inc.*                                 41
    400 Yahoo!, Inc.*                                 13
    800 Zoran Corp.*                                  17
                                                --------
                                                   8,974
                                                --------
 REAL ESTATE--5.7%
  3,400 American Health Properties, Inc.              85
    975 American Homestar Corp.*                      20
  1,500 AMLI Residential Properties                   35
  2,300 Apartment Investment & Management Co.         64
  1,800 Associated Estates Realty Corp.               41
  5,000 Avalon Properties, Inc.                      138
  1,200 Avatar Holdings, Inc.*                        39
  3,100 Bay Apartment Communities, Inc.              109
  6,700 Beacon Properties Corp.                      208
  4,100 Berkshire Realty, Inc.                        44
  3,503 Bradley Real Estate, Inc.                     66

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                Value
-----------------------------------------------------------
   4,400 Cali Realty Corp.                         $    130
   4,364 Camden Property Trust                          128
   5,700 Carr Realty Corp.                              162
   2,700 Castle & Cooke, Inc.*                           41
   2,000 Cavalier Homes, Inc.                            23
   3,400 CBL & Associates Properties, Inc.               81
   2,300 Centerpoint Properties Corp.                    69
   2,000 Chelsea GCA Realty, Inc.                        73
   4,400 Colonial Properties Trust*                     129
   1,900 Columbus Realty Trust                           42
   3,500 Commercial Net Lease Realty, Inc.               53
   4,000 Cousins Properties, Inc.                       107
   4,200 Crown American Realty Trust                     34
   3,100 Developers Diversified Realty Corp.            115
   6,833 Doubletree Corp.*                              306
   5,000 Duke Realty Investments, Inc.                  191
   7,000 Dynex Capital, Inc.                             96
   3,900 Equity Inns, Inc.                               51
   3,000 Evans Withycombe Residential, Inc.              62
   2,400 Excel Realty Trust, Inc.                        62
   5,900 Federal Realty Investment Trust                154
   4,000 FelCor Suite Hotel, Inc.                       149
   4,100 First Industrial Realty Trust, Inc.            121
     900 Forest City Enterprises, Inc.                   40
   3,300 Gables Residential Trust                        83
   4,600 General Growth Properties, Inc.                148
   1,162 Getty Realty Corp.                              19
   3,600 Glimcher Realty Trust                           72
   4,900 Health Care Property Investors, Inc.           165
   2,400 Health Care REIT, Inc.                          58
   2,000 Healthcare Realty Trust                         52
   5,600 Highwoods Properties, Inc.                     169
   3,000 Irvine Apartment Communities, Inc.              84
   1,800 JDN Realty Co.                                  52
   2,100 JP Realty, Inc.                                 54
   4,900 Liberty Property Trust                         118
   3,600 Macerich Co.                                    97
   4,000 Manufactured Home Communities, Inc.             88
     900 Maxxam, Inc.*                                   40
   1,800 Mid-America Apartment Communities, Inc.         48
   2,600 Mills Corp.                                     66
   1,900 National Golf Properties, Inc.                  62
   2,500 Oasis Residential, Inc.                         58
   1,800 Paragon Group, Inc.                             29
   1,300 Pennsylvania REIT                               29
   3,700 Post Properties, Inc.                          147
   2,200 PRI Automation, Inc.*                           84
   2,500 Price Enterprises, Inc.*                        46
   1,400 Price REIT, Inc.                                53
   1,700 Regency Realty Corp.*                           45
   4,000 RFS Hotel Investors, Inc.                       75
   1,700 Saul Centers, Inc.                              28

 Shares  Description                                Value
-----------------------------------------------------------
   4,000 Shurguard Storage Centers, Inc.           $    112
   5,200 Spieker Properties, Inc.                       192
   2,000 Storage Trust Realty                            50
   4,200 Storage USA, Inc.                              160
   2,900 Summit Property, Inc.                           58
   2,500 Sun Communities, Inc.                           82
   4,100 Taubman Centers, Inc.                           31
   2,700 Thornburg Mortgage Asset Corp.                  54
   2,700 Town & Country Trust                            40
   2,000 Trinet Corporate Realty Trust                   66
  13,485 United Dominion Realty Trust                   199
   2,200 Urban Shopping Centers, Inc.                    64
   4,200 Vornado Realty Trust                           288
   1,900 Walden Residential Properties, Inc.             45
   5,200 Washington Real Estate Investment Trust         88
   2,100 Weeks Corp.                                     66
   2,800 Wellsford Residential Property Trust            91
   3,000 Western Investment Real Estate Trust            41
                                                   --------
                                                      7,064
                                                   --------
 RECREATIONAL AND LEISURE SERVICES--1.1%
     500 AMC Entertainment, Inc.*                        12
     500 Ameristar Casinos, Inc.*                         3
   1,100 Anchor Gaming*                                  47
   2,500 Argosy Gaming Corp.*                             8
   1,000 Ascent Entertainment Group, Inc.                10
     737 Autotote Corp. Class A                           1
   3,200 Authentic Fitness Corp.                         47
   7,300 Aztar Corp.*                                    51
     200 Bally's Grand, Inc.*                             8
   4,200 Boyd Gaming Corp.*                              25
   1,700 Carmike Cinemas, Inc.*                          59
   3,750 Casino America, Inc.*                            9
   4,300 Casino Magic Corp.*                              6
   3,000 Galoob (Lewis) Toys, Inc.*                      54
   1,000 GC Cos., Inc.*                                  43
   1,000 Harvey's Casino Resorts                         17
   2,600 Hollywood Park, Inc.                            36
   2,317 K2, Inc.                                        67
   2,900 Lydall, Inc.*                                   66
     800 Movie Gallery, Inc.*                             6
   1,000 Penn National Gaming, Inc.*                     18
   1,400 Primadonna Resorts, Inc.*                       31
   5,100 Prime Hospitality Corp.*                        95
     700 Quintel Entertainment, Inc.*                     7
   4,662 Regal Cinemas, Inc.*                           153
   2,900 Rio Hotel & Casino, Inc.*                       42
   2,100 Scientific Games Holdings Corp.*                51
   2,600 Showboat, Inc.                                  51
   1,950 Shuffle Master, Inc.*                           16
   1,600 Skyline Corp.                                   39
   1,500 Sodak Gaming, Inc.*                             22
   2,300 Spelling Entertainment Group, Inc.*             16
   3,200 Station Casinos, Inc.*                          28

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                                  Value
-------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
RECREATIONAL AND LEISURE SERVICES--Continued
   1,700 Stratosphere Corp.*                         $      1
   3,900 Trump Hotels and Casino Resorts, Inc.*            38
     750 WHG Resorts & Casinos, Inc.                        8
     800 White River Corp.*                                51
   3,000 WMS Industries, Inc.*                             62
                                                     --------
                                                        1,304
                                                     --------
 RESEARCH AND CONSULTING SERVICES--1.4%
   6,100 Advance Tissue Science, Inc.*                     79
   2,300 Agouron Pharmaceuticals, Inc.*                   184
   3,200 Air & Water Technologies Corp.*                   15
   2,800 Alliance Entertainment Corp.*                      2
  10,800 Aura Systems, Inc.*                               20
   8,000 Bio-Technology General Corp.*                    116
   4,600 Columbia Laboratories, Inc.*                      90
     675 Computer Management Sciences, Inc.*               14
   7,900 Cytogen Corp.*                                    44
   2,800 Dames & Moore, Inc.                               33
   4,600 Data Broadcasting Corp.*                          22
     500 Data Processing Resources Corp.*                  11
     700 Eagle River Interactive, Inc.*                     7
   1,600 GRC International, Inc.*                           8
   3,500 Jacobs Engineering Group, Inc.*                   94
   5,500 Liposome Technology, Inc.*                       140
   2,100 Mercer International, Inc.*                       24
   3,000 Mycogen Corp.*                                    71
   1,900 NeoPath, Inc.*                                    38
   1,500 NFO Research, Inc.*                               30
   3,400 OHM Corp.*                                        27
   2,600 Organogenesis, Inc.*                              49
   3,200 Parexel International Corp.*                     105
   2,345 Pharmaceutical Product Development, Inc.*         45
   6,000 Scios-Nova, Inc.*                                 38
   1,800 Spacelabs Medical, Inc.*                          40
   1,300 Stone & Webster, Inc.                             56
   5,050 Summit Technology, Inc.*                          39
   9,400 Symantec Corp.*                                  179
   2,800 Technology Solutions Co.*                        102
   3,500 U.S. Bioscience, Inc.*                            37
                                                     --------
                                                        1,759
                                                     --------
 RETAIL--4.7%
   2,500 Aaron Rents, Inc.                                 31
     670 Alexander's, Inc.*                                44
     700 American Eagle Outfitters, Inc.*                   8
   5,200 Americredit Corp.*                                98
   4,300 AnnTaylor Stores, Inc.*                          100
   4,112 Apple South, Inc.                                 62
   4,400 Arbor Drugs, Inc.                                 86
   5,200 Best Buy, Inc.*                                   71
   1,400 Blair Corp.                                       23
   6,500 Bombay Company, Inc.*                             29
   1,800 Books-a-Million, Inc.*                             9
     600 Buckle, Inc.*                                     13

 Shares  Description                                 Value
------------------------------------------------------------
   7,540 Buffets, Inc.*                             $     67
   2,800 Burlington Coat Factory Warehouse*               50
   2,700 Carson Pirie Scott & Co.*                        87
   5,000 Cash America International, Inc.                 49
   4,100 Cato Corp.                                       21
  15,600 Charming Shoppes, Inc.*                          82
   5,700 CKE Restaurants, Inc.                           136
   8,050 Claire's Stores, Inc.                           155
   8,600 CML Group, Inc.                                  20
   1,900 Cole National Corp.*                             72
   2,123 Consolidated Products, Inc.*                     36
     268 Dart Group Corp.                                 27
     983 Delchamps, Inc.                                  27
   2,800 Dress Barn, Inc.*                                48
   3,200 Duty Free International, Inc.                    50
   2,500 Fabri-Centers of America, Inc., Class A*         59
   7,100 Family Dollar Stores, Inc.                      183
   7,000 Fedders Corp.                                    45
   8,300 Fingerhut Cos., Inc.                            146
   6,400 Foodmaker, Inc.*                                 90
   2,300 Friedmans, Inc., Class A*                        43
   2,800 Garden Ridge Corp.*                              34
   4,400 Gymboree Corp.*                                 110
   3,700 Hancock Fabrics, Inc.                            45
  10,200 HEARx Ltd.*                                      18
   5,300 Hechinger Co.                                     7
   3,500 Hollywood Entertainment Corp.*                   70
   1,200 Ingles Markets, Inc.                             17
   3,400 Jumbosports, Inc.*                               15
   3,050 Just For Feet, Inc.*                             60
   1,100 L.L. Knickerbocker Co.*                           6
   2,500 Lands' End, Inc.                                 75
   4,400 Longs Drug Stores, Inc.                         105
   4,400 Mac Frugal's Bargains Close-Outs, Inc.*         131
     700 Mafco Consolidated Group*                        23
   1,300 Mail Boxes Etc.*                                 30
   2,075 Men's (The) Warehouse, Inc.*                     69
   4,500 Meyer (Fred), Inc.*                             206
   3,200 Michael's Stores, Inc.*                          63
   2,800 National Media Corp.*                            21
   2,623 Natures Sunshine Products, Inc.                  44
   2,900 NPC International, Inc.*                         34
     800 O'Reilly Automotive, Inc.*                       29
   6,900 Payless Cashways, Inc.*                          11
   2,550 Petco Animal Supplies, Inc.*                     68
   4,400 Petroleum Heat & Power, Inc.                     16
   7,735 Pier I Imports, Inc.                            173
   2,900 Proffitt's, Inc.*                               116
   1,500 Quality Food Centers, Inc.*                      57
   1,900 Regis Corp.*                                     41
   2,400 Renters Choice, Inc.*                            46
   8,300 Ross Stores, Inc.                               233
  16,500 Service Merchandise Co., Inc.*                   54
   3,000 Shopko Stores, Inc.                              71

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                 Value
------------------------------------------------------------
   2,750 Showbiz Pizza Time, Inc.*                  $     62
   3,098 Smith Food & Drug Centers, Inc., Class B        146
   2,200 Sonic Corp.*                                     39
   5,300 Sports Authority, Inc.*                          95
   2,900 Stanhome, Inc.                                   91
   1,550 Stein Mart, Inc.*                                47
   1,220 Strawbridge & Clothier, Class A                  20
   8,200 Stride Rite Corp.                               125
   6,300 U.S. Office Products Co.*                       156
   6,000 Universal Corp.                                 218
   1,500 Urban Outfitters, Inc.*                          24
   1,500 Valmont Industries, Inc.                         63
   1,700 Value City Department Stores, Inc.*              15
   5,300 Waban, Inc.*                                    161
   1,300 West Marine, Inc.*                               34
     900 Wet Seal, Inc.*                                  26
   3,100 Whole Foods Market, Inc.*                        97
   3,300 Williams-Sonoma, Inc.*                          122
   1,400 Wilmar Industries, Inc.*                         31
   5,600 Zale Corp.*                                     113
                                                    --------
                                                       5,850
                                                    --------
 RUBBER AND PLASTICS--0.6%
   2,200 ACX Technologies, Inc.*                          47
   4,700 Carlisle Cos., Inc.                             143
   2,500 Foamex International, Inc.*                      38
   1,500 Furon Co.                                        38
     800 Liqui-Box Corp.                                  27
   2,195 Myers Industries, Inc.*                          38
   2,200 O'Sullivan Corp.                                 20
   1,300 Park Ohio Industries, Inc.*                      17
   1,200 Rogers Corp.*                                    40
   4,200 Sola International, Inc.*                       120
   2,700 Spartech Corp.                                   34
   1,300 Tredegar Industries, Inc.                        71
   2,200 West Co., Inc.                                   65
                                                    --------
                                                         698
                                                    --------
 SANITARY SERVICES--0.3%
  10,100 Allied Waste Industries, Inc.*                  149
   2,800 Centennial Cellular Corp.*                       39
  10,500 Laidlaw Environment Services, Inc.*              30
  10,000 Safety-Kleen Corp.                              156
     600 Superior Services, Inc.*                         13
                                                    --------
                                                         387
                                                    --------
 SERVICE INDUSTRY MACHINERY--0.5%
   2,200 Applied Power, Inc.                              97
   2,450 Commercial Intertech Corp.                       32
   1,100 Greenwich Air Services, Inc.                     32
   1,700 Scotsman Industries, Inc.                        45
   1,550 St. Jude Medical, Inc.                           53
   1,500 Tennant Co.                                      45

 Shares  Description                            Value
-------------------------------------------------------
   8,975 United States Filter Corp.*           $    283
   2,362 Wynn's International, Inc.                  58
                                               --------
                                                    645
                                               --------
 SOCIAL SERVICES--0.3%
     547 Berlitz International, Inc.*                13
   4,300 DeVry, Inc.*                               119
   6,000 National Education Corp.*                  126
   3,018 Omega Healthcare Investors, Inc.            99
   1,100 Youth Services International, Inc.*         15
                                               --------
                                                    372
                                               --------
 STEEL PRODUCTS--1.3%
   2,000 Acme Metals, Inc.*                          31
   1,500 Amcast Industrial Corp.                     37
  14,200 Armco, Inc.*                                53
   4,700 Birmingham Steel Corp.                      75
   2,800 Brush Wellman, Inc.                         60
   2,700 Carpenter Technology Corp.                 117
   1,000 Chaparral Steel Co.                         15
   1,100 Coastcast Corp.*                            14
     400 Curtiss Wright Corp.                        23
   2,200 Geneva Steel Co.*                            5
     500 Gibraltar Steel Corp.*                      11
   2,400 Handy & Harman                              40
   1,000 Huntco, Inc., Class A                       13
   1,800 IMCO Recycling, Inc.                        32
   3,100 Intermet Corp.*                             43
   3,100 J & L Specialty Steel, Inc.                 40
   1,700 Kaiser Aluminum Corp.*                      20
   3,300 Lone Star Technologies, Inc.                78
   2,600 Lukens, Inc.                                51
   3,300 Mueller Industries, Inc.*                  132
   3,700 National Steel Corp., Class B*              50
   3,700 Oregon Steel Mills, Inc.                    69
   3,750 Precision Castparts Corp.                  234
   1,300 Reliance Steel & Aluminum Co.               47
   1,500 Rouge Steel Co.                             22
     700 Schnitzer Steel Industries, Inc.            18
     900 Shiloh Industries, Inc.*                    15
   1,900 Standex International Corp.                 52
   1,250 Steel Technologies, Inc.                    13
   3,900 Texas Industries, Inc.                      94
   4,000 UNR Industries, Inc.                        25
   4,000 WHX Corp.*                                  27
                                               --------
                                                  1,556
                                               --------
 TEXTILES--0.7%
   4,200 Albany International Corp.                  96
  10,800 Burlington Industries, Inc.*               119
   3,400 Cone Mills Corp.*                           29
     800 Fab Industries, Inc.                        25
   1,582 Fieldcrest Cannon, Inc.*                    30
   4,496 Guilford Mills, Inc.                        88
   3,400 Interface, Inc.                             79

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares and number of contracts)
(Unaudited)

 Shares  Description                                Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
TEXTILES--Continued
   4,100 Phillips-Van Heusen                       $     57
   1,200 Quiksilver, Inc.*                               33
   4,400 Ruddick Corp.                                   67
   2,400 Springs Industries, Inc.                       122
   2,800 West Point Stevens, Inc.*                      106
                                                   --------
                                                        851
                                                   --------
 TRANSPORTATION PARTS AND EQUIPMENT--2.5%
   2,800 AAR Corp.                                       87
   1,400 ABC Rail Products Corp.*                        23
   2,200 APS Holding Corp.                               22
   3,850 Arctic Cat, Inc.                                40
   3,700 Arvin Industries, Inc.                         103
   2,700 Aviall, Inc.                                    40
   2,400 Borg Warner Automotive, Inc.                   117
   2,200 Breed Technologies, Inc.                        43
   1,100 Cannondale Corp.*                               19
   3,100 Chancellor Corp.*                              107
   2,500 Coachmen Industries, Inc.                       43
  11,500 Collins & Aikman Corp.*                        134
   1,300 Copart, Inc.*                                   20
   1,500 Detroit Diesel Corp.*                           33
   2,400 Eaton Vance Corp.                               59
   3,000 Exide Corp.                                     66
   2,300 Fairchild Corp.*                                38
   6,000 Federal-Mogul Corp.                            175
   4,400 Gencorp, Inc.                                   93
   2,300 Huffy Corp.                                     30
   4,700 Mesa Airlines, Inc.*                            24
  12,100 Navistar International Corp.*                  201
   2,700 OEA, Inc.                                      102
   4,600 Orbital Sciences Corp.*                         76
   2,104 Pacific Scientific Co.                          28
   4,500 Polaris Industries, Inc.                       133
   4,400 Rohr, Inc.*                                     93
   1,300 Sequa Corp.*                                    63
   2,800 Simpson Industries, Inc.                        29
   2,500 Smith (A.O.) Corp.                              92
   2,325 Standard Products Co.                           58
   5,400 Stewart & Stevenson Services, Inc.             144
   3,400 Superior Industries International, Inc.         87
   3,200 Teleflex, Inc.                                 197
   3,200 Thiokol Corp.                                  230
     889 Thor Industries, Inc.                           21
   2,525 Titan Wheel International, Inc.                 39
   1,000 Tower Automotive, Inc.                          40
   3,100 Wabash National Corp.                           69
   1,500 Walbro Corp.                                    30
   3,200 Westinghouse Air Brake Co.                      53
   2,500 Winnebago Industries, Inc.                      17
                                                   --------
                                                      3,118
                                                   --------

 Shares  Description                                     Value
----------------------------------------------------------------
 TRANSPORTATION SERVICES--2.0%
   3,100 Air Express International Corp.                $    113
   3,300 Airborne Freight Corp.                              126
   2,300 Alaska Air Group, Inc.*                              57
   7,830 America West Airlines, Inc.*                        120
   3,600 American Freightways, Inc.*                          50
   3,700 APL Ltd.                                            112
   3,600 Arnold Industries, Inc.                              60
   3,700 Asa Holdings, Inc.                                   97
   1,800 Circle International Corp., Inc.                     50
   1,800 Covenant Transportation, Inc., Class A*              27
     800 Eagle USA Airfreight, Inc.*                          16
   4,100 Expeditors International of Washington, Inc.        118
   1,822 First Source Corp.                                   46
     600 Florida East Coast Industries, Inc.                  65
   1,553 Frozen Food Express Industries, Inc.                 14
   3,500 GATX Corp.                                          199
   7,900 Greyhound Lines, Inc.*                               33
   2,739 Heartland Express, Inc.*                             60
   3,700 Hunt (J.B.) Transportation Services, Inc.            56
   4,100 Kirby Corp.*                                         77
     400 Knight Transportation, Inc.*                         10
   1,500 M.S. Carriers, Inc.*                                 32
   1,350 Midwest Express Holdings, Inc.*                      43
   3,200 Offshore Logistics, Inc.*                            58
   5,000 OMI Corp.*                                           48
   4,600 Overseas Shipholding Group, Inc.                     87
   3,200 Pittston Burlington Group                            82
   1,600 Railtex, Inc.*                                       30
   2,300 Roadway Express, Inc.                                44
   1,300 Skywest, Inc.                                        20
   1,900 Swift Transportation Co., Inc.*                      61
   2,900 Trans World Airlines, Inc.*                          25
   3,850 USFreightways, Corp.*                                93
   5,800 ValuJet, Inc.*                                       40
   3,450 Werner Enterprises, Inc.                             67
   1,300 Western Pacific Airlines, Inc.*                       7
   2,500 Xtra Corp.                                          107
   3,600 Yellow Corp.*                                        69
                                                        --------
                                                           2,419
                                                        --------
 WATER SUPPLY--0.4%
   1,200 Aquarion Co.                                         31
   1,063 California Water Service Co.                         48
   3,100 Culligan Water Technologies, Inc.*                  138
   1,300 E'Town Corp.                                         43
   1,400 Pennsylvania Enterprises, Inc.*                      35
   2,700 Philadelphia Suburban Corp.                          51
   1,360 Southern California Water Co.                        32
   4,152 United Water Resources, Inc.                         75
   1,200 Western Water Co.*                                   17
                                                        --------
                                                             470
                                                        --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                    Value
---------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 WHOLESALE--1.4%
   3,385 Arch Communications Group, Inc.*              $     26
   1,400 Bindley Western Industries, Inc.                    31
   1,950 BMC West Corp.*                                     26
   4,300 Caraustar Industries, Inc.                         124
   4,300 Casey's General Stores, Inc.                        86
   1,756 Castle (A. M.) & Co.                                38
   1,966 Commercial Metals Co.                               58
   3,900 Compucom Systems, Inc.*                             28
     400 Culbro Corp.*                                       51
     600 Daisytek International Corp.*                       19
   1,500 Discount Auto Parts, Inc.*                          28
   2,600 Egghead, Inc.*                                      12
   5,800 Handleman Co.                                       38
   1,400 Hughes Supply, Inc.                                 54
   3,100 Immunex Corp.*                                      97
   2,800 International Multifoods Corp.                      79
   2,300 JP Foodservice, Inc.*                               67
   3,200 Kaman Corp.                                         44
   4,100 Kent Electronics Corp.*                            133
   1,200 Lawson Products, Inc.                               30
   2,800 Marshall Industries*                               102
   2,450 Microage, Inc.*                                     44
   1,900 Nash-Finch Co.                                      38
   2,200 Patterson Dental Co.*                               76
   1,500 Peak (The) Technologies Group*                      27
   1,700 Russ Berrie & Co., Inc.                             35
   4,375 Rykoff-Sexton, Inc.                                 84
   2,400 Sciclone Pharmaceuticals, Inc.*                     17
   1,700 Smart & Final, Inc.                                 36
   2,800 TBC Corp.*                                          95
   2,400 United Stationers, Inc.*                            52
   3,100 VWR Corp.*                                          48
                                                       --------
                                                          1,723
---------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $100,699)                   $120,911
---------------------------------------------------------------
 RIGHTS--0.0%
      76 Alpha 1 Biomedical*                           $      0
   1,650 Metrocall, Inc.*                                     0
---------------------------------------------------------------
 TOTAL RIGHTS (Cost $0)                                $      0
---------------------------------------------------------------
 WARRANTS--0.0%
     350 Milicom American Satellite Corp.,
         Exp. 06/30/99*                                $      0
      57 PerSeptive Biosystems, Inc., Exp. 09/11/03*          0
---------------------------------------------------------------
 TOTAL WARRANTS (Cost $0)                              $      0
---------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                               Value
------------------------------------------------------------
 OTHER INVESTMENTS--0.0%
   2,000   Escrow CFS Group, Inc.*                  $      0
   1,400   Escrow Millicom, Inc.*                          0
     900   Escrow Northeast Bancorp, Inc.*                 0
   2,790   Escrow Statesman Group, Inc.*                   0
   1,700   Escrow Takecare, Inc.*                          0
------------------------------------------------------------
 TOTAL OTHER INVESTMENTS (Cost $0)                  $      0
------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
           U.S. Treasury Bill #
 $    95   4.845% Due 06/26/97                      $     94
------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $94)                                        $     94
------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.9%
           Bank of Tokyo-Mitsubishi, Grand Cayman
 $ 2,346   5.750% Due 6/02/97                       $  2,346
------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $2,346)          $  2,346
------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $103,139)                                   $123,351
------------------------------------------------------------
 Other assets, less liabilities--0.1%                    160
------------------------------------------------------------
 NET ASSETS--100.0%                                 $123,511
------------------------------------------------------------

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:
              Number of Contract Contract  Contract  Unrealized
    Type      Contracts  Amount  Position Expiration    Gain
---------------------------------------------------------------
RUSSELL 2000      11     $1,938    Long    06/20/97     $156
---------------------------------------------------------------

*Non-income producing security.
#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 1997
(All amounts in thousands, except net asset value per unit)
(Unaudited)

                                                                                                  Small
                                    Diversified  Equity    Focused  International International  Company
                          Balanced    Growth      Index    Growth   Equity Index     Growth       Index
                          Portfolio  Portfolio  Portfolio Portfolio   Portfolio     Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------
ASSETS:
Investments in
 securities, at cost       $44,912   $ 94,205   $589,870  $ 99,189     $13,947      $111,812    $103,139
---------------------------------------------------------------------------------------------------------
Investments in
 securities, at value      $54,271   $140,676   $857,884  $121,770     $15,114      $122,185    $123,351
Cash and foreign
 currencies                    143        214          6       150          52           362           3
Receivables:
 Dividends and interest        346        227      1,845       107          17           319          99
 Fund units sold                 4          6        303       149          --            --          65
 Investment securities
  sold                         600        226         34       111          --         3,612          --
 Foreign tax reclaims           --         --         --        --           5           132          --
 Administrator                   7          8         24         8          14             9          10
Deferred organization
 costs, net                     14          8          8        19          14            26           8
Other assets                     3          2        139         1          28             3          18
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                55,388    141,367    860,243   122,315      15,244       126,648     123,554
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed            66         --     29,161        --          --           269          --
 Investment securities
  purchased                    579         --         18        --          --         1,140          --
Accrued expenses:
 Advisory fees                  23         65         71        81           3            86          20
 Administration fees             5         12         71        10           2            16          10
 Custodian fees                  2          3         12         1          19            15           6
 Transfer agent fees             1          1         14         2          --             1           1
Other liabilities                6         12         46        12          21            14           6
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES              682         93     29,393       106          45         1,541          43
---------------------------------------------------------------------------------------------------------
NET ASSETS                 $54,706   $141,274   $830,850  $122,209     $15,199      $125,107    $123,511
---------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital            $44,889   $ 89,591   $546,525  $ 91,713     $13,959      $117,406    $102,052
Accumulated
 undistributed net
 investment income              51        532        400        89          71           238         574
Accumulated net realized
 gains (losses) on
 investments, options,
 futures and foreign
 currency transactions         407      4,680     15,131     7,826           2        (2,924)        517
Net unrealized
 appreciation on
 investments, options,
 futures and foreign
 currency transactions       9,359     46,471    268,794    22,581       1,167        10,373      20,368
Net unrealized gains on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         --         --        --          --            14          --
---------------------------------------------------------------------------------------------------------
NET ASSETS                 $54,706   $141,274   $830,850  $122,209     $15,199      $125,107    $123,511
---------------------------------------------------------------------------------------------------------
Total units outstanding
 (no par value),
 unlimited units
 authorized
 Class A                     3,934      9,824     41,819     8,046       1,381        11,716       9,306
 Class C                       409         --      3,633       518          --            --          --
 Class D                        23         43      1,062        52          --            14          19
---------------------------------------------------------------------------------------------------------
Net asset value,
 offering and redemption
 price per unit
 Class A                   $ 12.53   $  14.32   $  17.86  $  14.19     $ 11.01      $  10.67    $  13.24
 Class C                   $ 12.52         --   $  17.85  $  14.17          --            --          --
 Class D                   $ 12.51   $  14.19   $  17.82  $  14.05          --      $  10.55    $  13.24
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 1997
(All amounts in thousands)
(Unaudited)

                                                                                                  Small
                                    Diversified  Equity    Focused  International International  Company
                          Balanced    Growth      Index    Growth   Equity Index     Growth       Index
                          Portfolio  Portfolio  Portfolio Portfolio Portfolio (a)   Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                  $  202     $   963    $ 7,376   $   603     $   70        $1,098      $  855
Interest                      731          40        546        23         13           128         104
---------------------------------------------------------------------------------------------------------
TOTAL INCOME                  933       1,003      7,922       626         83(b)      1,226(c)      959
---------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees      209         539      1,162       608         11           648         230
Administration fees            59         137        441       119         17           147         122
Custodian fees                 12          14         70        12         23            79          35
Registration fees              11          12         27        12          4            12          12
Amortization of deferred
 organization costs             6           7          7         8          1             7           6
Transfer agent fees             5           7         75         9         --             7           6
Unitholder servicing
 fees                           5           1         61         6         --            --          --
Professional fees               2           4         16         2          1             4           4
Trustee fees and ex-
 penses                         1           2          9         1          1             2           2
Other                           5          13         42         8          2             6           6
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                315         736      1,910       785         60           912         423
Less voluntary waivers
 of:
 Investment advisory
  fees                        (79)       (169)      (775)     (166)        (6)         (130)       (115)
 Administration fees          (32)        (69)       (54)      (63)       (14)          (77)        (65)
Less: Expenses reimburs-
 able by Administrator        (38)        (44)      (142)      (42)       (28)          (19)        (64)
---------------------------------------------------------------------------------------------------------
Net expenses                  166         454        939       514         12           686         179
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME         767         549      6,983       112         71           540         780
Net realized gains
 (losses) on:
 Investment transactions      442       4,727     14,944     9,122         --          (136)        978
 Written options trans-
  actions                      --          --         --        86         --            --          --
 Futures transactions          --          --      3,622        --         --            --         207
 Foreign currency trans-
  actions                      --          --         --        --          2           (28)         --
Net change in unrealized
 appreciation on
 investments, options,
 futures and foreign
 currency transactions      2,131      10,306     72,963     2,815      1,167         6,150       7,536
Net change in unrealized
 losses on translation
 of other assets and li-
 abilities denominated
 in foreign currencies         --          --         --        --         --            (1)         --
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM OP-
 ERATIONS                  $3,340     $15,582    $98,512   $12,135     $1,240        $6,525      $9,501
---------------------------------------------------------------------------------------------------------

(a) Commenced investment operations April 1, 1997.
(b) Net of $8 in non-reclaimable foreign withholding taxes.
(c) Net of $151 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended May 31, 1997 (Unaudited) and the Year Ended November 30,
1996
(All amounts in thousands)



                                            Balanced          Diversified
                                           Portfolio       Growth Portfolio
                                        -----------------  ------------------
                                         1997      1996      1997      1996
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                  $   767  $  1,366  $    549  $  1,372
 Net realized gains (losses) on invest-
  ments, options, futures and foreign
  currency transactions                     442     1,834     4,727    14,453
 Net change in unrealized appreciation
  on investments, options, futures and
  foreign currency transactions           2,131     2,874    10,306    10,529
 Net change in unrealized losses on
  translations of other assets and lia-
  bilities denominated in foreign cur-
  rencies                                    --        --        --        --
------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                          3,340     6,074    15,582    26,354
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                     (682)   (1,231)   (1,368)   (1,750)
 Net realized gains                      (1,132)       --   (14,420)   (1,919)
------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                             (1,814)   (1,231)  (15,788)   (3,669)
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS:
 Net investment income                      (79)     (132)       --        --
 Net realized gains                        (152)       --        --        --
------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                               (231)     (132)       --        --
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS:
 Net investment income                       (4)       (2)       (4)       (2)
 Net realized gains                          (6)       --       (45)       (3)
------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                (10)       (2)      (49)       (5)
------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units          4,814    11,431     6,216    14,860
 Reinvested distributions                 1,794     1,076    14,520     3,424
 Cost of units redeemed                  (3,655)  (10,419)  (21,856)  (45,585)
------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A unit transac-
 tions                                    2,953     2,088    (1,120)  (27,301)
------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units            761     6,132        --        --
 Reinvested distributions                   231       132        --        --
 Cost of units redeemed                  (1,961)     (797)       --        --
------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class C unit transac-
 tions                                     (969)    5,467        --        --
------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units            138       232       135       227
 Reinvested distributions                     9         2        49         5
 Cost of units redeemed                     (96)       (9)      (23)      (75)
------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class D unit transac-
 tions                                       51       225       161       157
------------------------------------------------------------------------------
Net increase (decrease)                   3,320    12,489    (1,214)   (4,464)
Net assets--beginning of period          51,386    38,897   142,488   146,952
------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD               $54,706  $ 51,386  $141,274  $142,488
------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVEST-
 MENT INCOME                            $    51  $     49  $    532  $  1,355
------------------------------------------------------------------------------

(a) Commenced investment operations on April 1, 1997.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                          International
   Equity Index        Focused Growth     Equity Index    International       Small Company
    Portfolio             Portfolio         Portfolio   Growth Portfolio     Index Portfolio
--------------------  ------------------  ------------- ------------------  ------------------
  1997       1996       1997      1996       1997 (a)     1997      1996      1997      1996
-----------------------------------------------------------------------------------------------
$  6,983   $  12,697  $    112  $    110     $    71    $    540  $    989  $    780  $  1,443
  18,566      36,012     9,208    11,548           2        (164)    8,942     1,185    12,846
  72,963     100,945     2,815     5,017       1,167       6,150     3,186     7,536       976
      --          --        --        --          --          (1)      (22)       --        --
-----------------------------------------------------------------------------------------------
  98,512     149,654    12,135    16,675       1,240       6,525    13,095     9,501    15,265
-----------------------------------------------------------------------------------------------
  (6,427)    (11,982)     (130)     (317)         --      (1,021)   (2,919)   (1,364)   (1,002)
 (32,814)    (15,194)  (12,040)   (1,293)         --      (5,790)       --   (13,019)   (5,764)
-----------------------------------------------------------------------------------------------
 (39,241)    (27,176)  (12,170)   (1,610)         --      (6,811)   (2,919)  (14,383)   (6,766)
-----------------------------------------------------------------------------------------------
    (505)       (603)       (4)       --          --          --        --        --        --
  (2,679)       (570)     (811)       --          --          --        --        --        --
-----------------------------------------------------------------------------------------------
  (3,184)     (1,173)     (815)       --          --          --        --        --        --
-----------------------------------------------------------------------------------------------
    (119)        (60)       --        (2)         --          (1)       (1)       (1)       (1)
    (399)        (26)      (79)       (8)         --          (4)       --       (13)       (2)
-----------------------------------------------------------------------------------------------
    (518)        (86)      (79)      (10)         --          (5)       (1)      (14)       (3)
-----------------------------------------------------------------------------------------------
 147,495     338,095     9,868    32,348      13,959       8,676    28,193    11,276    28,946
  36,716      24,880    11,306     1,413          --       5,984     2,297    13,462     6,297
(162,906)   (279,296)  (12,405)  (27,923)         --     (27,590)  (51,182)   (9,431)  (25,770)
-----------------------------------------------------------------------------------------------
  21,305      83,679     8,769     5,838      13,959     (12,930)  (20,692)   15,307     9,473
-----------------------------------------------------------------------------------------------
  12,037      52,571       110     6,934          --          --        --        --        --
   3,184       1,029       814        --          --          --        --        --        --
  (8,311)    (25,869)     (523)     (598)         --          --        --        --        --
-----------------------------------------------------------------------------------------------
   6,910      27,731       401     6,336          --          --        --        --        --
-----------------------------------------------------------------------------------------------
  10,382       6,392        84       168          --          48        71       162       223
     420          86        79        10          --           5        --        14         3
  (1,474)       (332)      (94)      (96)         --          (1)       (2)     (201)      (13)
-----------------------------------------------------------------------------------------------
   9,328       6,146        69        82          --          52        69       (25)      213
-----------------------------------------------------------------------------------------------
  93,112     238,775     8,310    27,311      15,199     (13,169)  (10,448)   10,386    18,182
 737,738     498,963   113,899    86,588          --     138,276   148,724   113,125    94,943
-----------------------------------------------------------------------------------------------
$830,850   $ 737,738  $122,209  $113,899     $15,199    $125,107  $138,276  $123,511  $113,125
-----------------------------------------------------------------------------------------------
$    400   $     468  $     89  $    111     $    71    $    238  $    720  $    574  $  1,159
-----------------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
BALANCED PORTFOLIO

                                          Class A                            Class C            Class D
                          ---------------------------------------------  -----------------  -----------------
                           1997     1996     1995     1994     1993 (a)   1997    1996 (b)   1997    1996 (c)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 12.24  $ 11.05  $  9.50  $ 10.22   $ 10.00   $ 12.24  $ 11.12   $ 12.23  $ 11.34
Income (loss) from in-
 vestment operations:
 Net investment income       0.18     0.34     0.34     0.24      0.09      0.17     0.29      0.16     0.22
 Net realized and
  unrealized gain (loss)     0.60     1.19     1.55    (0.72)     0.22      0.59     1.12      0.60     0.96
-------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.78     1.53     1.89    (0.48)     0.31      0.76     1.41      0.76     1.18
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.18)   (0.34)   (0.34)   (0.22)    (0.09)    (0.17)   (0.29)    (0.17)   (0.29)
 Net realized gain          (0.31)      --       --    (0.02)       --     (0.31)      --     (0.31)      --
-------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.49)   (0.34)   (0.34)   (0.24)    (0.09)    (0.48)   (0.29)    (0.48)   (0.29)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)      0.29     1.19     1.55    (0.72)     0.22      0.28     1.12      0.28     0.89
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 12.53  $ 12.24  $ 11.05  $  9.50   $ 10.22   $ 12.52  $ 12.24   $ 12.51  $ 12.23
-------------------------------------------------------------------------------------------------------------
Total return (d)             6.54%   14.07%   20.22%   (4.76)%    3.12%     6.39%   12.72%     6.34%   10.55%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.61%    0.61%    0.61%    0.61%     0.61%     0.85%    0.85%     1.00%    1.00%
 Expenses, before waiv-
  ers and reimbursements     1.18%    1.20%    1.28%    1.50%     1.62%     1.42%    1.44%     1.57%    1.59%
 Net investment income,
  net of waivers and
  reimbursements             2.97%    3.03%    3.36%    2.56%     2.20%     2.73%    2.80%     2.58%    2.78%
 Net investment income,
  before waivers and
  reimbursements             2.40%    2.44%    2.69%    1.68%     1.19%     2.16%    2.21%     2.01%    2.19%
Portfolio turnover rate     36.07%  104.76%   93.39%   75.69%    35.03%    36.07%  104.76%    36.07%  104.76%
Average commission rate
 per share                $0.0685  $0.0718       NA       NA        NA   $0.0685  $0.0718   $0.0685  $0.0718
Net assets at end of pe-
 riod (in thousands)      $49,298  $45,157  $38,897  $31,462   $15,928   $ 5,116  $ 5,997   $   292  $   232
-------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class C units were issued on December 29, 1995.
(c) Class D units were issued on February 20, 1996.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.



See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended and May 31, 1997 (Unaudited) and the Years Ended November 30,
DIVERSIFIED GROWTH PORTFOLIO

                                            Class A                                      Class D
                          -------------------------------------------------  ----------------------------------
                            1997      1996      1995      1994     1993 (a)   1997     1996     1995   1994 (b)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  14.36  $  12.20  $   9.88  $  10.65   $  10.00  $ 14.26  $ 12.16  $ 9.88   $10.41
Income (loss) from
 investment operations:
 Net investment income        0.06      0.14      0.15      0.09       0.09     0.06     0.11    0.11     0.01
 Net realized and
  unrealized gain (loss)      1.50      2.33      2.26     (0.83)      0.65     1.46     2.29    2.25    (0.54)
----------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.56      2.47      2.41     (0.74)      0.74     1.52     2.40    2.36    (0.53)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.14)    (0.15)    (0.09)    (0.01)     (0.09)   (0.13)   (0.14)  (0.08)      --
 Net realized gain           (1.46)    (0.16)       --     (0.02)        --    (1.46)   (0.16)     --       --
----------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.60)    (0.31)    (0.09)    (0.03)     (0.09)   (1.59)   (0.30)  (0.08)      --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.04)     2.16      2.32     (0.77)      0.65    (0.07)    2.10    2.28    (0.53)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  14.32  $  14.36  $  12.20  $   9.88   $  10.65  $ 14.19  $ 14.26  $12.16   $ 9.88
----------------------------------------------------------------------------------------------------------------
Total return (c)             12.27%    20.83%    24.55%    (6.98)%     7.38%   12.06%   20.39%  24.19%   (5.14)%
Ratio to average net as-
 sets of (d):
 Expenses, net of
  waivers and
  reimbursements              0.67%     0.66%     0.69%     0.67%      0.71%    1.06%    1.05%   1.08%    1.05%
 Expenses, before
  waivers and
  reimbursements              1.09%     1.10%     1.12%     1.08%      1.13%    1.48%    1.49%   1.51%    1.46%
 Net investment income,
  net of waivers and
  reimbursements              0.82%     0.98%     1.16%     0.77%      1.04%    0.43%    0.59%   0.73%    0.94%
 Net investment income,
  before waivers and
  reimbursements              0.40%     0.54%     0.73%     0.35%      0.62%    0.01%    0.15%   0.30%    0.53%
Portfolio turnover rate      13.99%    59.99%    81.65%    78.94%    140.88%   13.99%   59.99%  81.65%   78.94%
Average commission rate
 per share                $ 0.0684  $ 0.0655        NA        NA         NA  $0.0684  $0.0655      NA       NA
Net assets at end of pe-
 riod (in thousands)      $140,667  $142,055  $146,731  $164,963   $199,053  $   607  $   433  $  221   $   40
----------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended and May 31, 1997 (Unaudited) and the Years Ended November 30,
EQUITY INDEX PORTFOLIO

                                                 Class A
                               ------------------------------------------------
                                 1997      1996      1995      1994    1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                        $  16.79  $  13.86  $  10.60  $  10.78  $  10.00
 Income from investment
  operations:
 Net investment income             0.15      0.31      0.30      0.27      0.22
 Net realized and unrealized
  gain (loss)                      1.90      3.36      3.47     (0.18)     0.78
--------------------------------------------------------------------------------
Total income from investment
 operations                        2.05      3.67      3.77      0.09      1.00
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income            (0.15)    (0.31)    (0.30)    (0.27)    (0.22)
 Net realized gain                (0.83)    (0.43)    (0.21)       --        --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                      (0.98)    (0.74)    (0.51)    (0.27)    (0.22)
--------------------------------------------------------------------------------
Net increase (decrease)            1.07      2.93      3.26     (0.18)     0.78
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                        $  17.86  $  16.79  $  13.86  $  10.60  $  10.78
--------------------------------------------------------------------------------
Total return (d)                  12.96%    27.53%    36.60%     0.87%    10.08%
Ratio to average net assets
 of (e):
 Expenses, net of waivers and
  reimbursements                   0.22%     0.22%     0.22%     0.23%     0.21%
 Expenses, before waivers and
  reimbursements                   0.47%     0.50%     0.54%     0.59%     0.66%
 Net investment income, net
  of waivers and
  reimbursements                   1.83%     2.12%     2.54%     2.62%     2.62%
 Net investment income,
  before waivers and
  reimbursements                   1.58%     1.84%     2.22%     2.25%     2.17%
Portfolio turnover rate            5.16%    18.02%    15.27%    71.98%     2.06%
Average commission rate per
 share                         $ 0.0279  $ 0.0228        NA        NA        NA
Net assets at end of period
 (in thousands)                $747,088  $675,804  $479,763  $281,817  $219,282
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on September 28, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                  Class C                         Class D
                          --------------------------  ----------------------------------
                           1997     1996    1995 (b)   1997     1996     1995   1994 (c)
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 16.79  $ 13.86  $ 13.43   $ 16.77  $ 13.83  $10.60   $10.96
 Income (loss) from
  investment operations:
 Net investment income       0.13     0.28     0.05      0.14     0.27    0.25     0.02
 Net realized and
  unrealized gain (loss)     1.91     3.35     0.45      1.88     3.36    3.47    (0.31)
-----------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       2.04     3.63     0.50      2.02     3.63    3.72    (0.29)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.15)   (0.27)   (0.07)    (0.14)   (0.26)  (0.28)   (0.07)
 Net realized gain          (0.83)   (0.43)      --     (0.83)   (0.43)  (0.21)      --
-----------------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.98)   (0.70)   (0.07)    (0.97)   (0.69)  (0.49)   (0.07)
-----------------------------------------------------------------------------------------
Net increase (decrease)      1.06     2.93     0.43      1.05     2.94    3.23    (0.36)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 17.85  $ 16.79  $ 13.86   $ 17.82  $ 16.77  $13.83   $10.60
-----------------------------------------------------------------------------------------
Total return (d)            12.83%   27.24%    3.94%    12.76%   27.20%  36.20%   (2.68)%
Ratio to average net
 assets of (e):
 Expenses, net of
  waivers and
  reimbursements             0.46%    0.46%    0.46%     0.61%    0.61%   0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements             0.71%    0.74%    0.78%     0.86%    0.89%   0.93%    0.96%
 Net investment income,
  net of waivers and
  reimbursements             1.59%    1.89%    2.29%     1.44%    1.78%   2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements             1.34%    1.61%    1.97%     1.19%    1.50%   1.75%    2.31%
Portfolio turnover rate      5.16%   18.02%   15.27%     5.16%   18.02%  15.27%   71.98%
Average commission rate
 per share                $0.0279  $0.0228       NA   $0.0279  $0.0228      NA       NA
Net assets at end of
 period (in thousands)    $64,838  $53,929  $18,390   $18,924  $ 8,005  $  810   $    3
-----------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
FOCUSED GROWTH PORTFOLIO

                                           Class A                                 Class C                  Class D
                          --------------------------------------------------   ------------------   ----------------------------
                            1997       1996      1995      1994     1993 (a)    1997     1996 (b)    1997      1996     1995 (c)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  14.48   $  12.53   $  9.79   $ 10.43   $ 10.00    $ 14.47   $ 13.46    $ 14.37   $ 12.48    $ 9.55
Income (loss) from
 investment operations:
 Net investment income
  (loss)                      0.01       0.02      0.05      0.02      0.01         --     (0.01)        --     (0.03)     0.02
 Net realized and
  unrealized gain (loss)      1.40       2.17      2.71     (0.66)     0.43       1.39      1.02       1.37      2.15      2.93
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.41       2.19      2.76     (0.64)     0.44       1.39      1.01       1.37      2.12      2.95
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.02)     (0.05)    (0.02)       --     (0.01)     (0.01)       --      (0.01)    (0.04)    (0.02)
 Net realized gain           (1.68)     (0.19)       --        --        --      (1.68)       --      (1.68)    (0.19)       --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.70)     (0.24)    (0.02)       --     (0.01)     (1.69)       --      (1.69)    (0.23)    (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.29)      1.95      2.74     (0.64)     0.43      (0.30)     1.01      (0.32)     1.89      2.93
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  14.19   $  14.48   $ 12.53   $  9.79   $ 10.43    $ 14.17   $ 14.47    $ 14.05   $ 14.37    $12.48
---------------------------------------------------------------------------------------------------------------------------------
Total return (d)             11.25%     17.82%    28.38%    (6.15)%    4.33%     11.13%     7.51%     11.04%    17.42%    30.97%
Ratio to average net as-
 sets of (e):
 Expenses, net of waivers
  and reimbursements          0.92%      0.91%     0.91%     0.91%     0.91%      1.16%     1.15%      1.31%     1.30%     1.30%
 Expenses, before waivers
  and reimbursements          1.41%      1.43%     1.47%     1.55%     1.88%      1.65%     1.67%      1.80%     1.82%     1.86%
 Net investment income
  (loss), net of waivers
  and reimbursements          0.22%      0.12%     0.46%     0.24%     0.14%     (0.02)%   (0.12)%    (0.17)%   (0.28)%   (0.11)%
 Net investment income
  (loss), before waivers
  and reimbursements         (0.27)%    (0.40)%   (0.10)%   (0.39)%   (0.83)%    (0.51)%   (0.64)%    (0.66)%   (0.80)%   (0.67)%
Portfolio turnover rate      60.73%    116.78%    85.93%    74.28%    27.48%     60.73%   116.78%     60.73%   116.78%    85.93%
Average commission rate
 per share                $ 0.0671   $ 0.0730        NA        NA        NA    $0.0671   $0.0730    $0.0671   $0.0730        NA
Net assets at end of
 period (in thousands)    $114,152   $106,250   $86,099   $57,801   $32,099    $ 7,333   $ 6,993    $   724   $   656    $  489
---------------------------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class C units were issued on June 14, 1996.
(c) Class D units were issued on December 8, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Period Ended May 31, 1997 (Unaudited)
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                          Class A
                                                          --------
                                                          1997 (a)
------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.00
Income from investment operations:
 Net investment income                                       0.05
 Net realized and unrealized gain                            0.96
------------------------------------------------------------------
Total income from investment operations                      1.01
------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                                         --
------------------------------------------------------------------
Total distributions to unitholders                             --
------------------------------------------------------------------
Net increase                                                 1.01
------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 11.01
------------------------------------------------------------------
Total return (b)                                            10.07%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements                 0.51%
 Expenses, before waivers and reimbursements                 2.61%
 Net investment income, net of waivers and reimbursements    2.62%
 Net investment income, before waivers and reimbursements    0.52%
Portfolio turnover rate                                      0.03%
Average commission rate per share                         $0.0152
Net assets at end of period (in thousands)                $15,199
------------------------------------------------------------------

(a) Commenced investment operations on April 1, 1997.
(b) Assumes investment at net asset value at beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value of the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
INTERNATIONAL GROWTH PORTFOLIO

                                        Class A                               Class D
                          ---------------------------------------  ----------------------------------
                            1997      1996      1995     1994(a)    1997     1996     1995    1994(b)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  10.63  $   9.88  $  10.21   $  10.00  $ 10.54  $  9.83  $10.21   $10.47
Income (loss) from in-
 vestment operations:
 Net investment income        0.04      0.10      0.12       0.05     0.05     0.01    0.19       --
 Net realized and
  unrealized gain (loss)      0.53      0.87     (0.36)      0.16     0.49     0.92   (0.48)   (0.26)
------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.57      0.97     (0.24)      0.21     0.54     0.93   (0.29)   (0.26)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.08)    (0.22)    (0.05)        --    (0.08)   (0.22)  (0.05)      --
 Net realized gain           (0.45)       --     (0.04)        --    (0.45)      --   (0.04)      --
------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.53)    (0.22)    (0.09)        --    (0.53)   (0.22)  (0.09)      --
------------------------------------------------------------------------------------------------------
Net increase (decrease)       0.04      0.75     (0.33)      0.21     0.01     0.71   (0.38)   (0.26)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  10.67  $  10.63  $   9.88   $  10.21  $ 10.55  $ 10.54  $ 9.83   $10.21
------------------------------------------------------------------------------------------------------
Total return (c)              5.69%     9.96%    (2.32)%     2.11%    5.47%    9.59%  (2.78)%  (2.56)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      1.06%     1.06%     1.06%      1.04%    1.45%    1.45%   1.45%    1.35%
 Expenses, before waiv-
  ers and reimbursements      1.41%     1.43%     1.38%      1.47%    1.80%    1.82%   1.77%    1.78%
 Net investment income,
  net of waivers and
  reimbursements              0.84%     0.73%     1.22%      0.76%    0.45%    0.44%   2.01%      --
 Net investment income,
  before waivers and
  reimbursements              0.49%     0.36%     0.90%      0.33%    0.10%    0.07%   1.69%   (0.43)%
Portfolio turnover rate      88.69%   202.47%   215.31%     77.79%   88.69%  202.47% 215.31%   77.79%
Average commission rate
 per share                $ 0.0200  $ 0.0292        NA         NA  $0.0200  $0.0292      NA       NA
Net assets at end of pe-
 riod (in thousands)      $124,958  $138,182  $148,704   $133,212  $   149  $    94  $   20       --
------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and Years Ended November 30, SMALL COMPANY INDEX PORTFOLIO

                                            Class A                                 Class D
                                -----------------------------------------------
                                                                --------------------------
                            1997      1996     1995      1994     1993 (a)   1997     1996    1995 (b)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  13.97  $  12.98  $ 10.86  $  11.29   $ 10.00   $ 13.96  $ 12.95   $10.51
Income (loss) from in-
 vestment operations:
 Net investment income        0.09      0.19     0.16      0.14      0.11      0.14     0.13     0.18
 Net realized and
  unrealized gain (loss)      0.94      1.75     2.67     (0.30)     1.29      0.88     1.83     2.96
------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.03      1.94     2.83     (0.16)     1.40      1.02     1.96     3.14
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.17)    (0.14)   (0.15)    (0.02)    (0.11)    (0.15)   (0.14)   (0.14)
 Net realized gain           (1.59)    (0.81)   (0.56)    (0.25)       --     (1.59)   (0.81)   (0.56)
------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.76)    (0.95)   (0.71)    (0.27)    (0.11)    (1.74)   (0.95)   (0.70)
------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.73)     0.99     2.12     (0.43)     1.29     (0.72)    1.01     2.44
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  13.24  $  13.97  $ 12.98  $  10.86   $ 11.29   $ 13.24  $ 13.96   $12.95
------------------------------------------------------------------------------------------------------
Total return (c)              8.33%    15.96%   27.76%    (1.54)%   14.09%     8.18%   16.20%   31.62%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.31%     0.32%    0.32%     0.33%     0.31%     0.70%    0.71%    0.71%
 Expenses, before waiv-
  ers and reimbursements      0.74%     0.79%    0.81%     0.86%     1.02%     1.13%    1.18%    1.20%
 Net investment income,
  net of waivers and
  reimbursements              1.36%     1.36%    1.31%     1.27%     1.25%     0.97%    1.02%    0.90%
 Net investment income,
  before waivers and
  reimbursements              0.93%     0.89%    0.82%     0.74%     0.54%     0.54%    0.55%    0.41%
Portfolio turnover rate       3.06%    46.26%   38.46%    98.43%    26.31%     3.06%   46.26%   38.46%
Average commission rate
 per share                $ 0.0286  $ 0.0257       NA        NA        NA   $0.0286  $0.0257       NA
Net assets at end of pe-
 riod (in thousands)      $123,264  $112,856  $94,899  $ 77,120   $54,763   $   247  $   269   $   44
------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on December 8, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 1997
(Unaudited)

1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes seventeen portfolios, each with its own investment objective. Each Portfolio, other than the International Bond Portfolio, is classified as a diversified investment company. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the fixed income and equity portfolios ("the Portfolios").
 Each of the Portfolios, except the Short Duration Portfolio, may issue four separate classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of May 31, 1997, Class A, Class C and Class D units are outstanding for certain Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments held by a Portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Exchange traded futures and options are valued at the settlement price as established by the exchange on which they are traded. Index futures are marked to market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Futures Contracts
Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolios bear the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the portfolio and the broker. The Statements of Operations reflects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At May 31, 1997, the Equity Index and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at May 31, 1997 was approximately $1,191,000 and $94,000 for the Equity Index and Small Company Index Portfolios, respectively.

(d) Options Contracts
Each Portfolio may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies, and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging (or cross-hedging) purposes or for the purposes of earning additional income.
 The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as

-------------------------------------------------------------------------------
Portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
 In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value. Transactions in written call options for the six months ended
May 31, 1997 for the Portfolios were as follows:

Premiums                                             Focused Growth
-------------------------------------------------------------------
                                                     (In thousands)
Options outstanding, at November 30, 1996                 $ --
Options written                                            111
Options terminated in closing purchase transactions        (26)
Options expired                                            (67)
Options exercised                                          (18)
-------------------------------------------------------------------
Options outstanding, at May 31,1997                       $ --
-------------------------------------------------------------------

 The Portfolios did not write put options during the six months ended May 31, 1997.

(e) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(f) Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

(g) Forward Foreign Currency Exchange Contracts
Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond and International Growth Portfolios may enter into foreign currency exchange contracts for speculative purposes. The objective of the Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
 At May 31, 1997, the International Bond Portfolio had outstanding contracts to sell 91,714,400 Japanese yen in exchange for $800,000. Unrealized appreciation on this contract totaled approximately $25,000 at May 31, 1997.

(h) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1996, the Trust's most recent tax year end, the Portfolios had approximately the following amounts of capital loss carryforwards for U.S. federal tax purposes:

                                Amount     Year(s) of Expiration
----------------------------------------------------------------
                            (in thousands)
Bond                            $1,398         2002 to 2003
Short Duration                     581         2002 to 2003
U.S. Government Securities         168         2001 to 2003
U.S. Treasury Index                979             2002
----------------------------------------------------------------

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--CONTINUED
May 31, 1997
(Unaudited)

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(i) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(j) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

(k) Distributions
Dividends from net investment income are declared and paid as follows:

                            Declared    Paid
-----------------------------------------------
Bond                        Monthly   Monthly
International Bond          Quarterly Quarterly
Short Duration              Daily     Monthly
Short-Intermediate Bond     Monthly   Monthly
U.S. Government Securities  Monthly   Monthly
U.S. Treasury Index         Monthly   Monthly
Balanced                    Quarterly Quarterly
Diversified Growth          Annually  Annually
Equity Index                Quarterly Quarterly
Focused Growth              Annually  Annually
International Equity Index  Annually  Annually
International Growth        Annually  Annually
Small Company Index         Annually  Annually
-----------------------------------------------

 Each Portfolio's net realized capital gains are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

(l) Reclassifications
At November 30, 1996, certain Portfolios made reclassifications among their capital accounts to reflect the characterization of certain income and capital gains distributions for federal income tax purposes, as follows:

                            Undistributed  Undistributed
                            Net Investment  Net Capital
Amounts in Thousands            Income     Gains/(Losses)
---------------------------------------------------------
Bond                             $740          $(740)
International Bond                404           (404)
Short-Intermediate Bond          (390)           390
U.S. Government Securities        (11)            11
International Growth               72            (72)
Small Company Index                (5)             5
---------------------------------------------------------

 These reclassifications had no impact on the net asset value of the Portfolios and are designed to present those Portfolios' capital accounts on a tax basis.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each Portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 1997, are as follows:

                                              Net
                            Advisory Less:  Advisory
                              Fee    Waiver   Fee
----------------------------------------------------
Bond                           .60%   .35%    .25%
International Bond             .90    .20     .70
Short Duration                 .40    .25     .15
Short-Intermediate Bond        .60    .35     .25
U.S. Government Securities     .60    .35     .25
U.S. Treasury Index            .40    .25     .15
Balanced                       .80    .30     .50
Diversified Growth             .80    .25     .55
Equity Index                   .30    .20     .10
Focused Growth                1.10    .30     .80
International Equity Index     .50    .25     .25
International Growth          1.00    .20     .80
Small Company Index            .40    .20     .20
----------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10% and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, for the Portfolios, except the Short Duration Portfolio.
 As compensation for the services rendered as custodian for the Portfolios and for services rendered as transfer agent for the Short Duration Portfolio, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

-------------------------------------------------------------------------------
4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each Portfolio pays the Administrator a fee, computed daily and payable monthly, at an annual rate of .10% of the Portfolios daily net assets, except the International Bond, International Equity Index and International Growth Portfolios which pay the Administrators a fee, computed daily and payable monthly, at an annual rate of .15% of their respective daily net assets. In addition, if in any fiscal year, the sum of a Portfolio's expenses (including the administration fee, but excluding the investment advisory fee and transfer agency fee payable to Northern pursuant to its agreements with the Trust and servicing fees, and extraordinary expenses (such as taxes, interest, and indemnification expenses)), exceeds on an annualized basis .10% of a Portfolio's average net assets (0.25% for International Growth Portfolio, International Bond Portfolio and International Equity Index Portfolio),
Goldman Sachs will reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement.
 Prior to May 1, 1997 each Portfolio paid the Administrator a fee, computed daily and payable monthly, based on the average net assets of each Portfolio at the rates set forth below:

Average net assets                Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 Prior to May 1, 1997, Goldman Sachs also voluntarily agreed to limit administration fees to .10% of average daily net assets for each Portfolio, except the Short Duration Portfolio. In addition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. No waiver was required under this agreement during the six months ended May 31, 1997. Furthermore, Goldman Sachs voluntarily agreed to reimburse each Portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets for such fiscal year for the Bond, Short-Intermediate Bond, Short Duration, U.S. Government Securities, U.S. Treasury Index, Balanced, Diversified Growth, Equity Index, Focused Growth and Small Company Index Portfolios and .25% of the average daily net assets for such fiscal year for the International Bond, International Equity Index and International Growth Portfolios.
 The administration fees waived and expenses reimbursed during the six months ended May 31, 1997 are shown on the accompanying Statements of Operations.
 Goldman Sachs receives no compensation under the distribution agreement.

5. UNITHOLDER SERVICING PLAN
The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support services for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively.

6. INVESTMENT TRANSACTIONS
Investment transactions for the six months ended May 31, 1997(excluding short-term investments) were as follows:

                                                    Proceeds
                                                   from sales   Proceeds
                                                       and        from
                             Purchases             maturities  sales and
                              of U.S.   Purchases    of U.S.   maturities
                            Government   of other  Government   of other
                            Obligations securities Obligations securities
-------------------------------------------------------------------------
                                           (in thousands)
Bond                         $107,189    $205,917   $184,040    $32,882
International Bond                 --       3,663         --      6,344
Short Duration                  2,496          --         --      8,824
Short-Intermediate Bond        17,214      37,065     43,953      8,040
U.S. Government Securities     56,887          --     57,555         --
U.S. Treasury Index            11,292          --      7,939         --
Balanced                        5,068      14,204      7,787     10,054
Diversified Growth                 --      18,782         --     36,744
Equity Index                       --      67,701         --     39,300
Focused Growth                     --      67,091         --     71,514
International Equity Index         --      13,887         --          4
International Growth               --     109,745         --    126,339
Small Company Index                --      10,033         --      3,411
-------------------------------------------------------------------------

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--CONTINUED
May 31, 1997
(Unaudited)
 As of May 31, 1997, the composition of unrealized appreciation (depreciation) of investment securities (including the effects of foreign currency translation) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                     Cost for
                                                                     Federal
                                                           Net        Income
                                                       Appreciation    Tax
                            Appreciation Depreciation (Depreciation) Purposes
-----------------------------------------------------------------------------
                                             (in thousands)
Bond                          $  4,931     $ 4,750       $    181    $470,854
International Bond               2,354       2,117            237      27,613
Short Duration                      --          61            (61)     46,248
Short-Intermediate Bond          1,375       1,377             (2)    161,679
U.S. Government Securities         324         685           (361)     95,255
U.S. Treasury Index                163         300           (137)     30,288
Balanced                         9,685         328          9,357      44,914
Diversified Growth              46,762         334         46,428      94,248
Equity Index                   277,040      10,631        266,409     591,475
Focused Growth                  23,857       1,298         22,559      99,211
International Equity Index       1,328         161          1,167      13,947
International Growth            13,045       3,058          9,987     112,198
Small Company Index             32,154      12,027         20,127     103,224
-----------------------------------------------------------------------------

7. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the six months ended May 31, 1997 was approximately $8,000, $29,000, $3,000 and $1,000 for the Diversified Growth, Equity Index, Focused Growth and International Growth Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.
 As of May 31, 1997, there were no outstanding borrowings.

8. UNIT TRANSACTIONS
Transactions in Class A units for the six months ended May 31, 1997 were as follows:

                                                               Net
                                   Reinvested               increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                         (in thousands)
Bond                        4,251       513        2,356      2,408
International Bond             36        42          220       (142)
Short Duration              2,713       127        2,512        328
Short-Intermediate Bond     2,038       231        1,939        330
U.S. Government Securities  1,996       113        2,703       (594)
U.S. Treasury Index           219        34           75        178
Balanced                      398       149          303        244
Diversified Growth            470     1,144        1,682        (68)
Equity Index                9,010     2,283        9,729      1,564
Focused Growth                743       905          939        709
International Equity Index  1,381        --           --      1,381
International Growth          863       606        2,751     (1,282)
Small Company Index           890     1,087          752      1,225
----------------------------------------------------------------------

 Transactions in Class A units for the year ended November 30, 1996 were as follows:

                                                                Net
                                    Reinvested               increase
                            Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------------
                                          (in thousands)
Bond                         7,010       910        3,920      4,000
International Bond             272        81          313         40
Short Duration               6,424       243        7,034       (367)
Short-Intermediate Bond      3,372       424        4,028       (232)
U.S. Government Securities   5,223       211        3,637      1,797
U.S. Treasury Index            642        37          254        425
Balanced                       989        93          911        171
Diversified Growth           1,187       290        3,615     (2,138)
Equity Index                22,992     1,743       19,101      5,634
Focused Growth               2,500       117        2,151        466
International Growth         2,737       230        5,018     (2,051)
Small Company Index          2,188       516        1,933        771
-----------------------------------------------------------------------

-------------------------------------------------------------------------------

 Transactions in Class C units for the six months ended May 31, 1997 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
-------------------------------------------------------------------------------
                                          (in thousands)
Bond                        2,558       34           219      2,373
U.S. Government Securities     41        5            36         10
Balanced                       63       19           163        (81)
Equity Index                  722      198           500        420
Focused Growth                 10       63            38         35
-------------------------------------------------------------------------------

 Transactions in the Class C units for the year ended November 30, 1996 were as follows:

                                   Reinvested                  Net
                            Sales distributions Redemptions  increase
-------------------------------------------------------------------------------
                                          (in thousands)
Bond                          214       13            51        176
U.S. Government Securities    234        8            66        176
Balanced                      548       11            69        490
Equity Index                3,499       70         1,685      1,884
Focused Growth                529        0            46        483
-------------------------------------------------------------------------------

 Transactions in Class D units for the six months ended May 31, 1997 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
-------------------------------------------------------------------------------
                                          (in thousands)
Bond                            3       --             6         (3)
International Bond              1       --            --          1
Short-Intermediate Bond         7       --             1          6
U.S. Government Securities      5       --             1          4
U.S. Treasury Index            42        1            15         28
Balanced                       11        1             8          4
Diversified Growth             10        4             1         13
Equity Index                  649       26            90        585
Focused Growth                  6        6             6          6
International Growth            5       --            --          5
Small Company Index            12        1            13         --
-------------------------------------------------------------------------------

 Transactions in Class D units for the year ended November 30, 1996 were as follows:

                                   Reinvested                 Net
                            Sales distributions Redemptions increase
--------------------------------------------------------------------
                                         (in thousands)
Bond                           6        --            1         5
International Bond             1        --           --         1
Short-Intermediate Bond       16        --           --        16
U.S. Government Securities    10         1            3         8
U.S. Treasury Index           29         1            3        27
Balanced                      20        --            1        19
Diversified Growth            17         1            6        12
Equity Index                 436         6           24       418
Focused Growth                13         1            7         7
International Growth           7        --           --         7
Small Company Index           17        --            1        16
--------------------------------------------------------------------

9. SUBSEQUENT EVENT
The Short Duration Portfolio ceased investment operations on June 30, 1997.

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and
Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
Frederick T. Kelsey
Richard P. Strubel

Officers

Paul W. Klug, Jr., President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


Legal Counsel

Drinker Biddle & Reath LLP
1345 Chestnut Street
Philadelphia, PA 19107




 This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Prospectus which contains facts concerning the objectives and policies, management expenses and other information.